As filed with the Securities and Exchange Commission on April 28, 1997

                                                            File Nos.
                                                            33-7785
                                                            811-4787
                   SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549
                              FORM N-1A

   REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

   Pre-Effective Amendment No.

   Post-Effective Amendment No. 15                (X)

                              and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

   Amendment No.  16                              (X)

                        FRANKLIN NEW YORK TAX-FREE TRUST
               (Exact Name of Registrant as Specified in Charter)

                  777 MARINERS ISLAND BLVD., SAN MATEO, CA 94404 (Address of
                Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, Including Area Code (415) 312-2000

          HARMON E. BURNS, 777 MARINERS ISLAND BLVD., SAN MATEO, CA 94404
                (Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective
(check appropriate box)

     [ ] immediately upon filing pursuant to paragraph (b)
     [x] on May 1, 1997 pursuant to paragraph (b)
     [ ] 60 days after filing pursuant to paragraph (a)(i)
     [ ] on May (Date) pursuant to paragraph (a)(i)
     [ ] 75 days after filing pursuant to paragraph (a) (ii)
     [ ] on (date) pursuant to paragraph(a)(ii) of rule 485

If appropriate, check the following box:

     [ ] This Post-Effective amendment designates a new effective date for a previously filed Post-Effective amendment.

DECLARATION PURSUANT TO RULE 24F-2. The Registrant has registered an indefinite number or amount of securities under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. The Rule 24f-2 Notice for the issuer's most recent fiscal year was filed on February 26, 1997.


                              CROSS REFERENCE SHEET
                                    FORM N-1A
                    PART A: INFORMATION REQUIRED IN PROSPECTUS
                     (Franklin New York Tax-Exempt Money Fund)

N-1A                                      Location in
ITEM NO.      ITEM                        REGISTRATION STATEMENT

1.            Cover Page                  Cover Page

2.            Synopsis                    "Expense Summary"

3.            Condensed Financial         "Financial Highlights"; "How does the
              Information                 Fund Measure Performance?"

4.            General Description         "How is the Trust Organized?"; "How
                                          does the Fund Invest its Assets?";
                                          "What are the Fund's Potential Risks?"

5.            Management of Trust         "Who Manages the Fund?"


5A.           Management's Discussion of  Contained in Registrant's Annual
              Fund Performance            Report to Shareholders

6.            Capital Stock and Other     "How is the Trust Organized?";
              Securities                  "Services to Help You Manage Your
                                          Account"; "What Distributions Might I
                                          Receive from the Fund?"; "How Taxation
                                          Affects the Fund and its
                                          Shareholders"; "What If I Have
                                          Questions About My Account?"

7.            Purchase of Securities      "How Do I Buy Shares?"; "May I
              Being Offered               Exchange Shares for Shares of Another
                                          Fund?"; "Transaction Procedures and
                                          Special Requirements"; "Services to
                                          Help You Manage Your Account"; "Who
                                          Manages the Fund?"; "Useful Terms and
                                          Definitions"

8.            Redemption or Repurchase    "May I Exchange Shares for Shares of
                                          Another Fund?"; "How Do I Sell
                                          Shares?"; "Transaction Procedures and
                                          Special Requirements"; "Services to
                                          Help You Manage Your Account";

9.            Pending Legal Proceedings   Not Applicable



                              CROSS REFERENCE SHEET
                                    FORM N-1A
                    PART A: INFORMATION REQUIRED IN PROSPECTUS
                 (Franklin New York Insured Tax-Free Income Fund)

N-1A                                      Location in
ITEM NO.      ITEM                        REGISTRATION STATEMENT

1.            Cover Page                  Cover Page

2.            Synopsis                    "Expense Summary"

3.            Condensed Financial         "Financial Highlights"; "How does the
              Information                 Fund Measure Performance?"

4.            General Description         "How is the Trust Organized?"; "How
                                          does the Fund Invest its Assets?";
                                          "What are the Fund's Potential Risks?"

5.            Management of Trust         "Who Manages the Fund?"

5A.           Management's Discussion of  Contained in Registrant's Annual
              Fund Performance            Report to Shareholders

6.            Capital Stock and Other     "How is the Trust Organized?";
              Securities                  "Services to Help You Manage Your
                                          Account"; "What Distributions Might I
                                          Receive from the Fund?"; "How
                                          Taxation Affects the Fund and its
                                          Shareholders"; "What If I Have
                                          Questions About My Account?"

7.            Purchase of Securities      "How Do I Buy Shares?"; "May I
              Being Offered               Exchange Shares for Shares of Another
                                          Fund?"; "Transaction Procedures and
                                          Special Requirements"; "Services to
                                          Help You Manage Your Account"; "Who
                                          Manages the Fund?"; "Useful Terms and
                                          Definitions"

8.            Redemption or Repurchase    "May I Exchange Shares for Shares of
                                          Another Fund?"; "How Do I Sell
                                          Shares?" "Transaction Procedures and
                                          Special Requirements"; "Services to
                                          Help You Manage Your Account

9.            Pending Legal Proceedings   Not Applicable



                              CROSS REFERENCE SHEET
                                    FORM N-1A
                    PART A: INFORMATION REQUIRED IN PROSPECTUS
            (Franklin New York Intermediate-Term Tax-Free Income Fund)

N-1A                                       Location in
ITEM NO.      ITEM                         REGISTRATION STATEMENT

1.            Cover Page                   Cover Page

2.            Synopsis                     "Expense Summary"

3.            Condensed Financial          "Financial Highlights"; "How does
              Information                  the Fund Measure Performance?"

4.            General Description          "How is the Trust Organized?"; "How
                                           does the Fund Invest its Assets?";
                                           "What are the Fund's Potential
                                           Risks?"

5.            Management of Trust          "Who Manages the Fund?"


5A.           Management's Discussion of   Contained in Registrant's Annual
              Fund Performance             Report to Shareholders

6.            Capital Stock and Other      "How is the Trust Organized?";
              Securities                   "Services to Help You Manage Your
                                           Account"; "What Distributions Might
                                           I Receive from the Fund?"; "How
                                           Taxation Affects the Fund and its
                                           Shareholders"; "What If I Have
                                           Questions About My Account?"

7.            Purchase of Securities       "How Do I Buy Shares?"; "May I
              Being Offered                Exchange Shares for Shares of
                                           Another Fund?"; "Transaction
                                           Procedures and Special
                                           Requirements"; "Services to Help You
                                           Manage Your Account"; "Who Manages
                                           the Fund?"; "Useful Terms and
                                           Definitions"

8.            Redemption or Repurchase     "May I Exchange Shares for Shares of
                                           Another Fund?"; "How Do I Sell
                                           Shares?"; "Transaction Procedures
                                           and Special Requirements"; "Services
                                           to Help You Manage Your Account

9.            Pending Legal Proceedings    Not Applicable



                        FRANKLIN NEW YORK TAX-FREE TRUST
                              CROSS REFERENCE SHEET
                                    FORM N-1A

                         Part B: Information Required in
                       STATEMENT OF ADDITIONAL INFORMATION
                     Franklin New York Tax-Exempt Money Fund
                  Franklin New York Insured Tax-Free Income Fund
             Franklin New York Intermediate-Term Tax-Free Income Fund

N-1A                                       Location in
ITEM NO.      ITEM                         REGISTRATION STATEMENT

10.           Cover Page                   Cover Page

11.           Table of Contents            Contents

12.           General Information and      Not Applicable
              History

13.           Investment Objectives and    "How does the Fund Invest its
              Policies                     Assets?"; "Investment Restrictions";

14.           Management of the Trust      "Officers and Trustees"; "Investment
                                           Management and Other Services"

15.           Control Persons and          "Officers and Trustees"; "Investment
              Principal Holders of         Management and Other Services";
              Securities                   "Miscellaneous Information"

16.           Investment Advisory and      "Investment Management and Other
              Other Services               Services"; "The Fund's Underwriter"

17.           Brokerage Allocation         "How does the Fund Buy Securities
                                           for its Portfolio?"

18.           Capital Stock and Other      "How Do I Buy, Sell and Exchange
              Services                     Shares?"; "How are Fund Shares
                                           Valued?"; "Miscellaneous
                                           Information"

19.           Purchase, Redemption         "How Do I Buy, Sell and Exchange
              Pricing of Securities        Shares?"; "How are Fund Shares
              Being Offered                Valued?"; "Financial Statements"

20.           Tax Status                   "Additional Information on
                                           Distributions and Taxes"

21.           Underwriters                 "The Fund's Underwriter"

22.           Calculation of Performance   "How does the Fund Measure
              Data                         Performance?"

23.           Financial Statements         "Financial Statements"


PROSPECTUS & APPLICATION

FRANKLIN NEW YORK

TAX-EXEMPT

MONEY FUND

INVESTMENT STRATEGY
TAX-FREE INCOME


MAY 1, 1997


FRANKLIN NEW YORK TAX-FREE TRUST

This prospectus describes the Franklin New York Tax-Exempt Money Fund (the "Fund"). It contains information you should know before investing in the Fund. Please keep it for future reference.


The Fund has a Statement of Additional Information ("SAI"), dated May 1, 1997, which may be amended from time to time. It includes more information about the Fund's procedures and policies. It has been filed with the SEC and is incorporated by reference into this prospectus. For a free copy or a larger print version of this prospectus, call 1-800/DIAL BEN or write the Fund at its address.

AN INVESTMENT IN THE FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

THE FUND MAY INVEST A SIGNIFICANT PERCENTAGE OF ITS ASSETS IN THE SECURITIES OF A SINGLE ISSUER. THUS, AN INVESTMENT IN THE FUND MAY INVOLVE MORE RISK THAN AN INVESTMENT IN OTHER TYPES OF MONEY MARKET FUNDS.


SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY OF THE U.S. GOVERNMENT. SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

LIKE ALL MUTUAL FUNDS, THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC OR ANY STATE SECURITIES COMMISSION NOR HAS THE SEC OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


THIS PROSPECTUS IS NOT AN OFFERING OF THE SECURITIES HEREIN DESCRIBED IN ANY STATE, JURISDICTION OR COUNTRY IN WHICH THE OFFERING IS NOT AUTHORIZED. NO SALES REPRESENTATIVE, DEALER, OR OTHER PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS. FURTHER INFORMATION MAY BE OBTAINED FROM DISTRIBUTORS.


Franklin New York
Tax-Exempt Money Fund

FRANKLIN NEW YORK

TAX-EXEMPT

MONEY FUND


MAY 1, 1997

WHEN READING THIS PROSPECTUS, YOU WILL SEE CERTAIN TERMS BEGINNING WITH CAPITAL LETTERS. THIS MEANS THE TERM IS EXPLAINED IN OUR GLOSSARY SECTION.

TABLE OF CONTENTS

ABOUT THE FUND

Expense Summary ..........................................   2

Financial Highlights .....................................   3

How does the Fund Invest its Assets? .....................   6

What are the Fund's Potential Risks? .....................   9

Who Manages the Fund? ....................................  12

How does the Fund Measure Performance? ...................  12

How Taxation Affects the Fund and its Shareholders .......  13

How is the Trust Organized? ..............................  15

ABOUT YOUR ACCOUNT

How Do I Buy Shares? .....................................  15

May I Exchange Shares for Shares of Another Fund? ........  17

How Do I Sell Shares? ....................................  18

What Distributions Might I Receive from the Fund? ........  21

Transaction Procedures and Special Requirements ..........  22

Services to Help You Manage Your Account .................  26

What If I Have Questions About My Account? ...............  28

GLOSSARY

Useful Terms and Definitions  ............................  29


777 Mariners Island Blvd.

P.O. Box 7777

San Mateo

CA 94403-7777

1-800/DIAL BEN

Franklin New York
Tax-Exempt Money Fund


ABOUT THE FUND


EXPENSE SUMMARY


This table is designed to help you understand the costs of investing in the Fund. It is based on the Fund's historical expenses for the fiscal year ended December 31, 1996. The Fund's actual expenses may vary.


A. SHAREHOLDER TRANSACTION EXPENSES+

   Exchange Fee (per transaction) .....................................  NONE

B. ANNUAL FUND OPERATING EXPENSES  (AS A PERCENTAGE OF AVERAGE NET ASSETS)

   Management Fees ....................................................  0.63%*
                                                                         -----
   Other Expenses .....................................................  0.23%
                                                                         -----
   Total Fund Operating Expenses ......................................  0.86%*
                                                                         =====

C. EXAMPLE


   Assume the Fund's annual return is 5%, operating expenses are as described above, and you sell your shares after the number of years shown. These are the projected expenses for each $1,000 that you invest in the Fund.


 1 YEAR    3 YEARS    5 YEARS   10 YEARS


   $9       $27         $48       $106


THIS IS JUST AN EXAMPLE. IT DOES NOT REPRESENT PAST OR FUTURE EXPENSES OR RETURNS. ACTUAL EXPENSES AND RETURNS MAY BE MORE OR LESS THAN THOSE SHOWN. The Fund pays its operating expenses. The effects of these expenses are reflected in its Net Asset Value or dividends and are not directly charged to your account.

+If your transaction is processed through your Securities Dealer, you may be charged a fee by your Securities Dealer for this service.


*For the period shown, Advisers had agreed in advance to limit its management fees. With this reduction, management fees were 0.37% and total Fund operating expenses were 0.60%.


FINANCIAL HIGHLIGHTS


This table summarizes the Fund's financial history. The information has been audited by Coopers & Lybrand L.L.P., the Fund's independent auditors. Their audit report covering each of the most recent five years appears in the financial statements in the Trust's Annual Report to Shareholders for the fiscal year ended December 31, 1996. The Annual Report to Shareholders also includes more information about the Fund's performance. For a free copy, please call Fund Information.


For the Year Ended December 31,

                                         1996     1995      1994       1993    1992    1991     1990      1989    1988*     1987*
1
PER SHARE OPERATING PERFORMANCE

Net Asset Value at Beginning of Period  $1.00    $1.00     $1.00     $1.00    $1.00    $1.00    $1.00     $1.00   $1.00     1.00

Net Investment Income                     .028     .031      .021      .017     .021     .036     .050      .056    .044     .041

Total From Investment  Operations         .028     .031      .021      .017     .021     .036     .050      .056    .044     .041

Distributions From Net Investment Income (.028)   (.031)    (.021)    (.017)   (.021)   (.036)   (.050)    (.056)  (.044)   (.041)

Net Asset Value at End of Period        $1.00    $1.00     $1.00     $1.00    $1.00    $1.00    $1.00     $1.00   $1.00    $1.00

Total Return+                            2.79%    3.11%     2.11%     1.67%    2.10%    3.63%    5.13%     5.75%   4.51%    4.17%

RATIOS/SUPPLEMENTAL DATA

Net Assets at End of Period (in 000's)  $59,178   $61,079   $64,835  $50,317   $54,122  $70,503 $92,277  $75,556   $53,877  $54,886

Ratio of Expenses to Average Net Assets++ .60%     .60%      .60%      .63%     .65%     .69%     .59%      .57%    .46%     .44%

Ratio of Net Investment Income to Average
Net Assets                               2.75%    3.06%     2.12%     1.68%    2.12%    3.52%    5.02%     5.59%   4.46%    4.04%

*Restated for change in fiscal year from August 31 to December 31.

+Total return measures the change in value of an investment over the periods indicated. It is not annualized.

++During the periods indicated, Advisers agreed in advance to limit its management fees and to make certain payments to reduce the Fund's expenses. Had such action not been taken, the ratio of expenses to average net assets would have been as follows:

                      Ratio of Expenses to
                      Average Net Assets

1987*                            .78%

1988*                            .82

1989                             .82

1990                             .79

1991                             .84

1992                             .89

1993                             .97

1994                             .93

1995                             .85

1996                             .86




HOW DOES THE FUND INVEST ITS ASSETS?


THE FUND'S INVESTMENT OBJECTIVE


The Fund's investment objective is to obtain as high a level of income exempt from federal income taxes and New York State and New York City personal income taxes as is consistent with prudent investment management, while seeking preservation of shareholders' capital and liquidity in its investments. The objective is a fundamental policy of the Fund and may not be changed without shareholder approval. Of course, there is no assurance that the Fund's objective will be achieved. The Fund also attempts to maintain a stable Net Asset Value of $1.00 per share, although there is no assurance that this will be achieved.

TYPES OF SECURITIES IN WHICH THE FUND MAY INVEST

The Fund offers individual investors, corporations and other institutions a convenient way to invest in a professionally managed portfolio of high quality, short-term municipal securities, primarily issued by the state of New York, its political subdivisions and New York City.

The Fund attempts to invest 100% and, as a matter of fundamental policy, will invest at least 80% of its net assets in securities that pay interest exempt from federal income taxes, including the alternative minimum tax. As a nonfundamental policy, the Fund also attempts to invest 100% and will invest at least 80% of its net assets in securities that pay interest exempt from the personal income taxes of New York State and New York City. It is possible, although not anticipated, that up to 20% of the Fund's net assets could be in taxable obligations.

The Fund invests at least 65% of its total assets in high quality New York Municipal Securities. It is possible, although not anticipated, that up to 35% of the Fund's total assets could be in municipal securities of a state or local government other than New York.

Under normal market conditions, the Fund invests its assets as described above. For temporary defensive purposes, however, the Fund may invest up to 100% of its net assets in taxable obligations and up to 100% of its total assets in (i) municipal securities of a state or local government other than New York; (ii) commercial paper rated at least P-1 by Moody's, A-1 by S&P, or F-1 by Fitch;
(iii) obligations issued or guaranteed by the full faith and credit of the U.S. government; or (iv) obligations of U.S. banks with assets of $1 billion or more.

The Fund follows certain procedures required by federal securities laws with respect to the quality, maturity and diversification of its investments. These procedures are designed to help maintain a stable $1.00 share price and generally require the Fund to limit its investments to U.S. dollar denominated securities that (i) the Board determines present minimal credit risks; (ii) are rated by nationally recognized rating services in one of the two highest rating categories, or are unrated but are comparable in quality to securities that have been rated in one of the two highest rating categories; and (iii) have remaining maturities of 397 calendar days or less. The Fund must also maintain a dollar-weighted average portfolio maturity of 90 days or less.

If a security in the Fund's portfolio ceases to be rated in the highest rating category, or Advisers becomes aware that a security has been rated below the second highest rating category, not including changes in a security's relative standing within a category, the Board will promptly reassess whether the security presents minimal credit risks. The Board will take such action as it deems to be in the best interest of the Fund and its shareholders, unless the security is sold or matures within five business days of Advisers becoming aware of the new rating category and the Board is notified of Advisers' actions.

In addition to considering ratings assigned by the rating services in its selection of portfolio securities for the Fund, Advisers considers, among other things, information about the financial history and condition of the issuer, revenue and expense prospects and, in the case of revenue bonds, the financial history and condition of the source of revenue to service the bonds.

MUNICIPAL SECURITIES. Municipal securities are obligations that pay interest exempt from federal income tax and that are issued by or on behalf of states, territories or possessions of the U.S., the District of Columbia, or their political subdivisions, agencies or instrumentalities. An opinion as to the tax-exempt status of a municipal security is generally given to the issuer by the issuer's bond counsel when the security is issued.

Municipal securities are issued to raise money for various public purposes, such as constructing public facilities and making loans to public institutions. Certain types of municipal securities are issued to provide funding for privately operated facilities.

The Fund may invest more than 25% of its assets in municipal securities in particular market segments, including, but not limited to, hospital revenue bonds, housing agency bonds, tax-exempt industrial development revenue bonds, transportation bonds, or pollution control revenue bonds. An economic, business, political or other change that affects one security may also affect other securities in the same market segment, thereby potentially increasing market risk. Examples of changes that may affect certain market segments include proposed legislation affecting the financing of a project, shortages or price increases of needed materials, or declining markets or needs for projects.

FLOATING AND VARIABLE RATE OBLIGATIONS. The Fund may buy floating and variable rate obligations. The interest rates on these obligations are not fixed, but vary with changes in prevailing market rates on predesignated dates. The Fund may also invest in floating or variable rate demand notes ("VRDNs"). VRDNs carry a demand feature that allows the Fund to tender the obligation back to the issuer or a third party before maturity, at par value plus accrued interest, according to the terms of the obligation. Frequently, VRDNs are secured by letters of credit or other credit support arrangements.

The Fund may invest in floating and variable rate obligations with stated maturities in excess of one year, at the time of purchase, if the obligations carry demand features that comply with certain conditions and SEC rules. The Fund limits its purchase of floating and variable rate obligations to those meeting the quality standards discussed in this prospectus. The quality of the underlying creditor, as determined by Advisers under the supervision of the Board, must also be equivalent to the quality standards discussed in this prospectus. In addition, Advisers monitors the earning power, cash flow and other liquidity ratios of the issuers of floating and variable rate obligations, as well as the creditworthiness of the institution responsible for paying the principal amount of the obligation under the demand feature.

CERTIFICATES OF PARTICIPATION. The Fund may invest in municipal lease obligations, primarily through certificates of participation ("COPs"). COPs are widely used by state and local governments to finance the purchase of property and function much like installment purchase agreements. COPs are created when long-term lease revenue obligations are issued by a governmental corporation to pay for the acquisition of property or facilities. The property or facilities acquired are then leased to a municipality and the lease payments are used to repay interest and principal on the obligations issued to buy the property. After all of the lease payments have been made, according to the terms of the lease, the municipality gains ownership of the property for a nominal sum. This lease format is generally not subject to constitutional limitations on the issuance of state debt. Thus, COPs may enable a governmental issuer to increase government liabilities beyond constitutional debt limits.


OTHER INVESTMENT POLICIES OF THE FUND


When-Issued and Delayed Delivery Transactions. The Fund may buy and sell municipal securities on a "when-issued" and "delayed delivery" basis. These are trading practices where payment and delivery of the securities take place at a future date. These transactions are subject to market fluctuations and the risk that the value of a security at delivery may be more or less than its purchase price. Although the Fund will generally buy municipal securities on a when-issued basis with the intention of acquiring the securities, it may sell the securities before the settlement date if it is deemed advisable. When the Fund is the buyer, it will maintain cash or high-grade marketable securities, with an aggregate value equal to the amount of its purchase commitments, in a segregated account with its custodian bank until payment is made. The Fund will not engage in when-issued and delayed delivery transactions for investment leverage purposes.

BORROWING. The Fund may borrow from banks and pledge up to 5% of its total assets for temporary or emergency purposes. Although the Fund does not currently intend to do so, the Fund may also lend its portfolio securities to qualified securities dealers or other institutional investors, if the loans do not exceed 10% of the value of the Fund's total assets at the time of the most recent loan.

ILLIQUID INVESTMENTS. The Fund's policy is not to invest more than 10% of its net assets in illiquid securities. Illiquid securities are generally securities that cannot be sold within seven days in the normal course of business at approximately the amount at which the Fund has valued them.

OTHER POLICIES AND RESTRICTIONS. The Fund has a number of additional investment restrictions that limit its activities to some extent. Some of these restrictions may only be changed with shareholder approval. For a list of these restrictions and more information about the Fund's investment policies, please see "How does the Fund Invest its Assets?" and "Investment Restrictions" in the SAI.

Each of the Fund's policies and restrictions discussed in this prospectus and in the SAI is considered at the time the Fund makes an investment. The Fund is generally not required to sell a security because of a change in circumstances.

WHAT ARE THE FUND'S POTENTIAL RISKS?

The Fund's investments are concentrated in New York Municipal Securities. Thus, an investment in the Fund may involve more risk than an investment in a money market fund that does not concentrate its investments in securities relating to a single state.

Yields on municipal securities vary, depending on a variety of factors. These include the general condition of the financial and municipal securities markets, the size of a particular offering, the credit rating of the issuer, and the maturity of the obligation. Generally, municipal securities with longer maturities produce higher current yields than municipal securities with shorter maturities. Prices of longer-term securities, however, typically fluctuate more than those of shorter-term securities due to changes in interest rates, tax laws and other general market conditions. Lower-quality municipal securities also generally produce higher yields than higher-quality municipal securities. Lower-quality securities, however, generally have a higher degree of risk associated with the issuer's ability to make timely principal and interest payments.

CREDIT ENHANCEMENTS. The Fund invests in securities backed by guarantees from foreign and domestic banks and other financial institutions. The Fund's ability to maintain a stable share price is largely dependent on these guarantees, which are not supported by federal deposit insurance. Therefore, changes in the credit quality of these institutions could have an adverse impact on securities they have guaranteed or backed. This could cause losses to the Fund and affect the stability of its share price.

NONAPPROPRIATION RISK OF COPS. A feature that distinguishes COPs from more traditional forms of municipal debt is the "nonappropriation" clause in the lease. A nonappropriation clause allows the municipality to terminate the lease annually without penalty if the municipality's appropriating body does not allocate the necessary funds. Local administrations, when faced with increasingly tight budgets, have more discretion to curtail payments under COPs than they do to curtail payments on traditionally funded debt obligations. If the municipality does not appropriate sufficient monies to make lease payments, the lessor or its agent is typically entitled to repossess the property. The private sector value of the property may be more or less than the amount the municipality was paying.

While the risk of nonappropriation is inherent to COPs financing, the Fund believes that this risk may be reduced, although not eliminated, by its policy of investing only in COPs rated in one of the two highest rating categories of Moody's, S&P or Fitch, three nationally recognized rating services, or in unrated COPs believed by Advisers to be comparable in quality to COPs rated in one of the two highest rating categories. When assessing the risk of nonappropriation, the rating services and Advisers consider, among other factors, the issuing municipality's credit rating, how essential the leased property is to the municipality, and the term of the lease compared to the useful life of the leased property. While there is no limit as to the amount of assets that the Fund may invest in COPs, as of December 31, 1996, 3.38% of the Fund's net assets was in COPs or other municipal leases.

CREDIT AND MARKET RISK. Credit risk is a function of the ability of an issuer of a security to make timely interest payments and to pay the principal of a security upon maturity. It is generally reflected in a security's underlying credit rating and its stated interest rate (normally the coupon rate). A change in the credit risk associated with a security may cause a corresponding change in the security's price. Market risk is the risk of price fluctuation of a security caused by changes in general economic and interest rate conditions generally affecting the market as a whole.

NON-DIVERSIFICATION RISK. The Fund is a non-diversified investment company. Under federal securities laws, this means the Fund is not subject to any restrictions on the amount of its assets that it may invest in one or more issuers. An investment in the Fund may involve more risk than an investment in a fund that may not concentrate its investments in one or relatively few issuers. These risks include increased susceptibility to adverse economic or regulatory developments. Please see the SAI for the diversification requirements the Fund intends to meet in order to qualify as a regulated investment company under the Code.

RISK FACTORS IN NEW YORK. Since the Fund primarily invests in New York Municipal Securities, its performance is closely tied to the continuing ability of issuers of New York Municipal Securities to meet their debt obligations and to the economic and political conditions within New York. New York State's diverse economic base has continued its modest recovery from the recession that ended in early 1993. Its rate of recovery has been slower, however, than the recovery at the national level. While the state's financial performance has been improving in recent years, its debt burden is still relatively high and it remains fiscally vulnerable to reductions in consumer spending and the growth rate of the national economy, and to changes in federal programs. Welfare reform legislation may significantly affect New York City, where approximately more than one in eight residents receive some form of public assistance.

New York City faces other potential problems as well. Its economy, while improving, has continued to show signs of weakness. The city has a history of long-term budget imbalances and current projections indicate that the city will reach its constitutional general obligation debt limits by the end of the current fiscal year. An inability to issue new debt could adversely affect the city's ability to maintain its infrastructure, which is considered essential to the city's economy and revenue base, and could eventually have a negative impact on the city's credit standing. Nevertheless, New York City has strong financial controls and monitors in place that are believed to be capable of preventing any sudden changes in the city's overall financial position. In early March 1997, New York State's legislature created the New York City Transitional Finance Authority, which is authorized to issue up to $7.5 billion in revenue bonds to supplement the city's general obligation bonds as a source of funding for the city's four-year capital plan. The revenue bonds will be backed primarily by city personal income taxes.

In recent years, certain substantial issuers of New York Municipal Securities have experienced financial difficulties. At times, these difficulties have jeopardized the credit standing and borrowing abilities of other New York issuers and have generally contributed to higher interest rates and lower market prices for existing debt obligations. A recurrence of these financial difficulties could adversely affect the market values and marketability of certain New York Municipal Securities, as well as the Net Asset Value of the Fund.

The information provided above is based on information from independent municipal credit reports and other historically reliable sources. The information has not been independently verified by the Fund.

The primary purpose of investing in a portfolio of New York Municipal Securities is the special tax treatment given to New York resident individual investors. Although the Fund's policy of investing primarily in liquid, short-term, high quality securities may reduce the credit and other risks that may exist on New York Municipal Securities, it does not eliminate them. Before investing you should consider the risks discussed above and compare the yields available on portfolios of New York issues with those of more diversified portfolios, including issues from states other than New York. For more information about New York's economy and the Fund's potential risks, please see "What are the Fund's Potential Risks?" in the SAI.


WHO MANAGES THE FUND?

THE BOARD. The Board oversees the management of the Fund and elects its officers. The officers are responsible for the Fund's day-to-day operations.


INVESTMENT MANAGER. Advisers manages the Fund's assets and makes its investment decisions. Advisers also performs similar services for other funds. It is wholly owned by Resources, a publicly owned company engaged in the financial services industry through its subsidiaries. Charles B. Johnson and Rupert H. Johnson, Jr. are the principal shareholders of Resources. Together, Advisers and its affiliates manage over $188 billion in assets, including $44 billion in the municipal securities market. Please see "Investment Management and Other Services" and "Miscellaneous Information" in the SAI for information on securities transactions and a summary of the Fund's Code of Ethics.

MANAGEMENT FEES. During the fiscal year ended December 31, 1996, management fees, before any advance waiver, totaled 0.63% of the average daily net assets of the Fund. Total operating expenses, including fees paid to Advisers before any advance waiver, were 0.86%. Under an agreement by Advisers to limit its fees, the Fund paid management fees totaling 0.37%. Total expenses of the Fund were 0.60%. Advisers may end this arrangement at any time upon notice to the Board.

PORTFOLIO TRANSACTIONS. Advisers tries to obtain the best execution on all transactions. If Advisers believes more than one broker or dealer can provide the best execution, it may consider research and related services and the sale of Fund shares, as well as shares of other funds in the Franklin Templeton Group of Funds, when selecting a broker or dealer. Please see "How does the Fund Buy Securities for its Portfolio?" in the SAI for more information.

ADMINISTRATIVE SERVICES. Under an agreement with Advisers, FT Services provides certain administrative services and facilities for the Fund. Please see "Investment Management and Other Services" in the SAI for more information.

HOW DOES THE FUND MEASURE PERFORMANCE?


From time to time, the Fund advertises its performance. The more commonly used measures of performance are current and effective yield. The Fund may also advertise its taxable-equivalent yield and effective yield.

Current yield shows the income per share earned by the Fund. When the yield is calculated assuming that income earned is reinvested, it is called an effective yield. The taxable-equivalent yield and effective yield show the before-tax yield or effective yield that would have to be earned from a taxable investment to equal the Fund's yield or effective yield, assuming one or more tax rates.


The Fund's investment results will vary. Performance figures are always based on past performance and do not guarantee future results. For a more detailed description of how the Fund calculates its performance figures, please see "How does the Fund Measure Performance?" in the SAI.

HOW TAXATION AFFECTS THE FUND AND ITS SHAREHOLDERS

The following discussion reflects some of the tax considerations that affect mutual funds and their shareholders. For more information on tax matters relating to the Fund and its shareholders, see "Additional Information on Distributions and Taxes" in the SAI.

The Fund is treated as a separate entity for federal income tax purposes. The Fund has elected and intends to continue to qualify as a regulated investment company under Subchapter M of the Code. By distributing all of its income and meeting certain other requirements relating to the sources of its income and diversification of its assets, the Fund will generally not be liable for federal income or excise taxes.

By meeting certain requirements of the Code, the Fund has qualified and continues to qualify to pay exempt-interest dividends to its shareholders. Exempt-interest dividends are derived from interest income exempt from regular federal income tax, and are not subject to regular federal income tax for you. In addition, to the extent that exempt-interest dividends are derived from interest on obligations of New York and its political subdivisions, from interest on direct obligations of the federal government, or from interest on U.S. territorial obligations including Puerto Rico, the U.S. Virgin Islands or Guam, they will also be exempt from New York State and New York City personal income taxes. For corporate taxpayers subject to the New York State franchise tax, however, these categories of interest income will generally be taxable.

To the extent dividends are derived from taxable income from temporary investments including the discount from certain stripped obligations or their coupons or income from securities loans or other taxable transactions, from the excess of net short-term capital gain over net long-term capital loss, or from ordinary income derived from the sale or disposition of bonds purchased with market discount after April 30, 1993, they are treated as ordinary income whether you have elected to receive them in cash or in additional shares.

The Fund does not generally hold securities for more than one year; therefore, it does not expect to realize or distribute any long-term capital gains.

Pursuant to the Code, certain distributions that are declared in December but which, for operational reasons, may not be paid to you until the following January will be treated, for tax purposes, as if received by you on December 31 of the calendar year in which they are declared.

Redemptions and exchanges of Fund shares are taxable events on which you may realize a gain or loss. Since the Fund seeks to maintain a stable Net Asset Value of $1.00 per share, however, you should not expect to realize a capital gain or loss upon redemption of your Fund shares.

Since the Fund's income is derived from interest income and gain on the sale of portfolio securities rather than dividend income, no portion of the Fund's distributions are eligible for the corporate dividends-received deduction.

The Fund will inform you of the source of its dividends and distributions at the time they are paid and will, promptly after the close of each calendar year, advise you of the tax status for federal income tax purposes of such dividends and distributions, including the portion of the dividends on an average basis that is taxable income or interest income that is a tax preference item under the alternative minimum tax. If you have not held shares of the Fund for a full calendar year, you may have designated as tax-exempt or as tax preference income a percentage of income that is not equal to the actual amount of tax-exempt or tax preference income earned during the period of your investment in the Fund.

The interest on bonds issued to finance public purpose state and local government operations is generally tax-exempt. Interest on certain private activity bonds, while still tax-exempt for regular income tax reporting, is a preference item in determining whether or not you are subject to the alternative minimum tax, and could subject you to, or increase your liability for, federal and, in some states, state alternative minimum taxes. Corporate shareholders are subject to special rules.

Consistent with its investment objective, the Fund may buy private activity bonds if, in Advisers' opinion, the bonds represent the most attractive investment opportunity then available to the Fund. For the fiscal year ended December 31, 1996, the Fund derived 5.18% of its income from bonds, the interest on which is a preference item subject to the federal alternative minimum tax for certain investors.

Exempt-interest dividends of the Fund, although exempt from regular federal income tax, are includible in the tax base for determining the extent to which a shareholder's social security or railroad retirement benefits will be subject to federal income tax. You are required to disclose the receipt of tax-exempt interest on your federal income tax returns.

Interest on indebtedness incurred (directly or indirectly) by you to buy or carry Fund shares may not be fully deductible for federal or state income tax purposes. You should consult with your personal tax advisor on the deductibility of this interest.

The description above relates only to federal income tax law and to New York State and New York City personal income tax treatment to the extent indicated. You should consult your tax advisor to determine whether other state or local income taxes will apply to your investment in the Fund or to distributions or redemption proceeds received from the Fund. Whether you are a corporate, individual or trust shareholder, you should contact your tax advisor to determine the impact of Fund dividends under the alternative minimum tax that may apply to your particular tax situation.

If you are not considered a U.S. person for federal income tax purposes, you should consult with your financial or tax advisor regarding the applicability of U.S. withholding or other taxes on distributions received by you from the Fund and the application of foreign tax laws to these distributions.

HOW IS THE TRUST ORGANIZED?

The Fund is a no-load, non-diversified series of Franklin New York Tax-Free Trust (the "Trust"), an open-end management investment company, commonly called a mutual fund. It was organized as a Massachusetts business trust in July 1986, and is registered with the SEC. Shares of each series of the Trust have equal and exclusive rights to dividends and distributions declared by that series and the net assets of the series in the event of liquidation or dissolution. Shares of the Fund are considered Class I shares for redemption, exchange and other purposes. In the future, additional series may be offered.


The Trust has noncumulative voting rights. This gives holders of more than 50% of the shares voting the ability to elect all of the members of the Board. If this happens, holders of the remaining shares voting will not be able to elect anyone to the Board.


The Trust does not intend to hold annual shareholder meetings. The Trust or a series of the Trust may hold special meetings, however, for matters requiring shareholder approval. A meeting may also be called by the Board in its discretion or by shareholders holding at least 10% of the outstanding shares. In certain circumstances, we are required to help you communicate with other shareholders about the removal of a Board member.

ABOUT YOUR ACCOUNT


HOW DO I BUY SHARES?

OPENING YOUR ACCOUNT

You may buy shares of the Fund without a sales charge and write redemption drafts against your account. Redemption drafts are similar to checks and are referred to as checks in this prospectus. When you buy shares, it does not create a checking or other bank account relationship with the Fund or any bank.

                                MINIMUM
                             INVESTMENTS*
-----------------------------------------
To Open Your Account             $500
To Add to Your Account           $ 25

*We may refuse any order to buy shares. Currently, the Fund does not allow investments by Market Timers.

METHOD                STEPS TO FOLLOW
-------------------------------------------------------------------------------
BY MAIL               For an initial investment:

                      1. Complete and sign the enclosed shareholder application.

                      2. Return the application to the Fund with your check,
                         Federal Reserve draft or negotiable bank draft made payable to the Fund. Instruments drawn on other investment companies may not be accepted.

                      For additional investments:

                      1. Send a check or use the deposit slips included with
                         your monthly statement or checkbook (if you have requested one).

                      2. If you send a check, please include your account numbe
                         on the check.
-------------------------------------------------------------------------------
BY WIRE               1. Call Shareholder Services or, if that number is busy,
                         call 1-415/312-2000 collect, to receive a wire control number. A new number is needed every time you wire money into your account. If you do not have a currently effective wire control number, we will return the money to the bank and it will not be credited to your account.

                      2. Wire the funds to Bank of America, ABA routing
                         number 121000358, for credit to Franklin New York Tax-Exempt Money Fund, A/C 1493-3-04779. Your name and wire control number must be included.

                      3. For initial investments, you must also complete and
                         sign the enclosed shareholder application and return it
                         to the Fund.
-------------------------------------------------------------------------------
THROUGH YOUR DEALER      Call your investment representative
-------------------------------------------------------------------------------
If the Fund receives your order in proper form before 3:00 p.m. Pacific time, it will be credited to your account that day. Orders received after 3:00 p.m. will be credited the following business day.

When you buy shares, if you submit a check or a draft that is returned unpaid to the Fund we may impose a $10 charge against your account for each returned item.

The investment authority of certain investors may be restricted by law. If you are such an investor, you should consult your legal advisor to determine whether and to what extent shares of the Fund are legal investments for you. If you are a municipal investor considering investing proceeds of bond offerings, you should consult with expert counsel to determine the effect, if any, of payments by the Fund on arbitrage rebate calculations.


MAY I EXCHANGE SHARES FOR SHARES OF ANOTHER FUND?

We offer a wide variety of funds. The shares of most of these funds are offered to the public with a sales charge. If you would like, you can move your investment from your Fund account to an existing or new account in another Franklin Templeton Fund (an "exchange"). Because it is technically a sale and a purchase of shares, an exchange is a taxable transaction.


Before making an exchange, please read the prospectus of the fund you are interested in. This will help you learn about the fund, its investment objective and policies, and its rules and requirements for exchanges. For example, some Franklin Templeton Funds do not accept exchanges and others may have different investment minimums.


METHOD                   STEPS TO FOLLOW
-------------------------------------------------------------------------------
BY MAIL                  1. Send us written instructions signed by all account
                            owners

                         2. Include any outstanding share certificates for the
                            shares you're exchanging

By Phone                 Call Shareholder Services or TeleFACTS(R)

                         If you do not want the ability to exchange by phone to
                         apply to your account, please let us know.
-------------------------------------------------------------------------------
THROUGH YOUR DEALER      Call your investment representative
-------------------------------------------------------------------------------
Please refer to "Transaction Procedures and Special Requirements" for other important information on how to exchange shares.

WILL SALES CHARGES APPLY TO MY EXCHANGE?

You will generally pay the applicable front-end sales charge of the fund you are exchanging into, unless you acquired your Fund shares under the exchange privilege. These charges may not apply if you qualify to buy shares without a sales charge.

EXCHANGE RESTRICTIONS

Please be aware that the following restrictions apply to exchanges:


o You may only exchange shares within the same class, except as noted below.

o The accounts must be identically registered. You may, however, exchange shares from a Fund account requiring two or more signatures into another identically registered money fund account requiring only one signature for all transactions. PLEASE NOTIFY US IN WRITING IF YOU DO NOT WANT THIS OPTION TO BE AVAILABLE ON YOUR ACCOUNT. Additional procedures may apply. Please see "Transaction Procedures and Special Requirements."


o The fund you are exchanging into must be eligible for sale in your state.

o We may modify or discontinue our exchange policy if we give you 60 days' written notice.

o Currently, the Fund does not allow investments by Market Timers.

Because excessive trading can hurt Fund performance and shareholders, we may refuse any exchange purchase if (i) we believe the Fund would be harmed or unable to invest effectively, or (ii) the Fund receives or anticipates simultaneous orders that may significantly affect the Fund.


LIMITED EXCHANGES BETWEEN DIFFERENT CLASSES OF SHARES

Certain funds in the Franklin Templeton Funds offer classes of shares not offered by the Fund, such as "Advisor Class" or "Class Z" shares. Because the Fund does not currently offer an Advisor Class, you may exchange Advisor Class shares of any Franklin Templeton Fund for shares of the Fund at Net Asset Value. If you do so and you later decide you would like to exchange into a fund that offers an Advisor Class, you may exchange your Fund shares for Advisor Class shares of that fund. Beginning on or about May 27, 1997, certain shareholders of Class Z shares of Franklin Mutual Series Fund Inc. may also exchange their Class Z shares for shares of the Fund at Net Asset Value.


HOW DO I SELL SHARES?

You may sell (redeem) your shares at any time.

METHOD                STEPS TO FOLLOW
-------------------------------------------------------------------------------
BY CHECK

(Only available if there
are no outstanding share
certificates for your account)

                    1. You may request redemption drafts (checks) free of
                       charge on the shareholder application or by calling TeleFACTS(R).

                    2. You may make checks payable to any person and in any
                       amount of $100 or more. You will continue to earn daily income dividends until the check has cleared. Please see "More Information About Selling Your Shares By
                       Check" below.
-------------------------------------------------------------------------------
BY MAIL             1. Send us written instructions signed by all account owners

                    2. Include any outstanding share certificates for the shares you are selling

                    3. Provide a signature guarantee if required

                    4. Corporate, partnership and trust accounts may need to
                       send additional documents. Accounts under court jurisdiction may have other requirements.
-------------------------------------------------------------------------------
BY WIRE

(Only available for
requests over $1,000)

                    1. Complete the "Wire Redemption Privilege" section of the shareholder application and send it to us.

                    2. Call Shareholder Services for wire instructions

                    3. If we receive your request in proper form before 3:00
                       p.m. Pacific time, your wire payment will be sent the next business day. For requests received in proper form after 3:00 p.m. Pacific time, the payment will be sent the second business day. You may have redemption proceeds wired to an escrow account the same day, if we receive your request in proper form before 9:00 a.m. Pacific time.
-------------------------------------------------------------------------------
BY PHONE              Call Shareholder Services

                      Telephone requests will be accepted:

                      o If the request is $50,000 or less. Institutional
                        accounts may exceed $50,000 by completing a separate agreement. Call Institutional Services to receive a copy.

                      o If there are no share certificates issued for the shares you want to sell or you have already returned them to the Fund

                      o Unless the address on your account was changed by phone
                        within the last 15 days

                      If you do not want the ability to redeem by phone to appl
                      to your account, please let us know. If you later decide
                      you would like this option, send us written instructions,
                      with a signature guarantee.
-------------------------------------------------------------------------------
THROUGH YOUR DEALER   Call your investment representative
-------------------------------------------------------------------------------


If you redeem your shares by mail or by phone, we will send your redemption check within seven days after we receive your request in proper form. If you would like the check to be sent to an address other than the address of record or to be made payable to someone other than the registered owners on the account, send us written instructions signed by all account owners, with a signature guarantee. We are not able to receive or pay out cash in the form of currency.


The wiring of redemption proceeds is a special service that we make available whenever possible. By offering this service to you, however, the Fund is not bound to meet any redemption request in less than the seven day period prescribed by law. Neither the Fund nor its agents shall be liable to you or any other person if, for any reason, a redemption request by wire is not processed as described in this section.


If you sell shares you recently purchased with a check or draft, we may delay sending you the proceeds for up to 15 days or more to allow the check or draft to clear. A certified or cashier's check may clear in less time.


Under unusual circumstances, we may suspend redemptions or postpone payment for more than seven days as permitted by federal securities law.

Please refer to "Transaction Procedures and Special Requirements" for other important information on how to sell shares.

MORE INFORMATION ABOUT SELLING YOUR SHARES BY CHECK


The checks are drawn through Bank of America NT & SA (the "Bank"). The Bank may terminate this service at any time upon notice to you.


When a check is presented for payment, we will redeem an equivalent number of shares in your account to cover the amount of the check. Your shares will be redeemed at the Net Asset Value next determined after we receive a check that does not exceed the collected balance in your account. If a check is presented for payment that exceeds the collected balance in your account, the Bank may return the check unpaid. Since you will not know the exact amount in your account on the day a check clears, you should not use a check to close your account.

You will generally not be able to convert a check drawn on your Fund account into a certified or cashier's check by presenting it at the Bank. Because the Fund is not a bank, we cannot assure that a stop payment order written by you will be effective. We will use our best efforts, however, to see that these orders are carried out.

CONTINGENT DEFERRED SALES CHARGE


Most Franklin Templeton Funds impose a Contingent Deferred Sales Charge on certain investments if you sell all or a part of the investment within the Contingency Period. While the Fund generally does not impose a Contingent Deferred Sales Charge, it will do so if you sell shares that were exchanged into the Fund from another Franklin Templeton Fund and those shares would have been assessed a Contingent Deferred Sales Charge in the other fund. The charge is 1% of the value of the shares sold or the Net Asset Value at the time of purchase, whichever is less. The time the shares are held in the Fund does not count towards the completion of any Contingency Period.

We will first redeem any shares in your account that are not subject to the charge. If there are not enough of these to meet your request, we will redeem shares subject to the charge in the order they were purchased.


Unless otherwise specified, when you request to sell a stated dollar amount, we will redeem additional shares to cover any Contingent Deferred Sales Charge. For requests to sell a stated number of shares, we will deduct the amount of the Contingent Deferred Sales Charge, if any, from the sale proceeds.


WHAT DISTRIBUTIONS MIGHT I RECEIVE FROM THE FUND?


The Fund declares dividends each day that its Net Asset Value is calculated and pays them to shareholders of record as of the close of business the day before. The daily allocation of net investment income begins on the day after we receive your money or settlement of a wire order trade and continues to accrue through the day we receive your request to sell your shares or the settlement of a wire order trade.


Dividend payments may vary from day to day and may be omitted on some days, depending on changes in the Fund's net investment income. THE FUND DOES NOT PAY "INTEREST" OR GUARANTEE ANY AMOUNT OF DIVIDENDS OR RETURN ON AN INVESTMENT IN ITS SHARES.

DIVIDEND OPTIONS

Dividends will automatically be reinvested each day in the form of additional shares of the Fund at the Net Asset Value per share at the close of business.

If you complete the "Special Payment Instructions for Dividends" section of the shareholder application included with this prospectus, you may direct your dividends to buy the same class of shares of another Franklin Templeton Fund (without a sales charge or imposition of a Contingent Deferred Sales Charge). Many shareholders find this a convenient way to diversify their investments.

You may also choose to receive dividends in cash. If you have the money sent to another person or to a checking account, you may need a signature guarantee. If you send the money to a checking account, please see "Electronic Fund Transfers" under "Services to Help You Manage Your Account."

If you choose one of these options, the dividends reinvested and credited to your account during the month will be redeemed as of the close of business on the last business day of the month and paid as directed on the shareholder application. You may change your dividend option at any time by notifying us by mail or phone. Please allow at least seven days for us to process the new option.

TRANSACTION PROCEDURES AND SPECIAL REQUIREMENTS


HOW AND WHEN SHARES ARE PRICED

The Fund is open for business each day the NYSE is open. We determine the Net Asset Value per share at 3:00 p.m. Pacific time. To calculate Net Asset Value per share, the Fund's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding. The Fund's assets are valued as described under "How are Fund Shares Valued?" in the SAI.


THE PRICE WE USE WHEN YOU BUY OR SELL SHARES

You buy and sell shares at Net Asset Value. We will use the Net Asset Value next calculated after we receive your transaction request in proper form. If you buy or sell shares through your Securities Dealer, however, we will use the Net Asset Value next calculated after your Securities Dealer receives your request, which is promptly transmitted to the Fund.

PROPER FORM

An order to buy shares is in proper form when we receive your signed shareholder application and check or wired funds. Written requests to sell or exchange shares are in proper form when we receive written instructions signed by all registered owners, with a signature guarantee if necessary. We must also receive any outstanding share certificates for those shares.

Many of the Fund's investments must be paid for in federal funds, which are monies held by the Fund's custodian bank on deposit at the Federal Reserve Bank of San Francisco and elsewhere. The Fund generally cannot invest money received from you until it is converted into and is available to the Fund in federal funds. Therefore, your purchase order may not be considered in proper form until the money received from you is available in federal funds, which may take up to two days. If the Fund is able to make investments immediately (within one business day), it may accept your order with payment in other than federal funds.

WRITTEN INSTRUCTIONS

Written instructions must be signed by all registered owners. To avoid any delay in processing your transaction, they should include:

o Your name,

o The Fund's name,

o A description of the request,

o For exchanges, the name of the fund you're exchanging into,

o Your account number,

o The dollar amount or number of shares, and

o A telephone number where we may reach you during the day, or in the evening if preferred.

SIGNATURE GUARANTEES

For our mutual protection, we require a signature guarantee in the following situations:

1) You wish to sell over $50,000 worth of shares,

2) You want the proceeds to be paid to someone other than the registered owners,

3) The proceeds are not being sent to the address of record, preauthorized bank account, or preauthorized brokerage firm account,

4) We receive instructions from an agent, not the registered owners,

5) We believe a signature guarantee would protect us against potential claims based on the instructions received.


A signature guarantee verifies the authenticity of your signature. YOU SHOULD BE ABLE TO OBTAIN A SIGNATURE GUARANTEE FROM A BANK, BROKER, CREDIT UNION, SAVINGS ASSOCIATION, CLEARING AGENCY, OR SECURITIES EXCHANGE OR ASSOCIATION. A NOTARIZED SIGNATURE IS NOT SUFFICIENT.


SHARE CERTIFICATES

We will credit your shares to your Fund account. We do not issue share certificates unless you specifically request them. This eliminates the costly problem of replacing lost, stolen or destroyed certificates. If a certificate is lost, stolen or destroyed, you may have to pay an insurance premium of up to 2% of the value of the certificate to replace it.

Any outstanding share certificates must be returned to the Fund if you want to sell or exchange those shares or if you would like to start a systematic withdrawal plan. The certificates should be properly endorsed. You can do this either by signing the back of the certificate or by completing a share assignment form. For your protection, you may prefer to complete a share assignment form. In this case, you should send the certificate and assignment form in separate envelopes.

TELEPHONE TRANSACTIONS

You may initiate many transactions by phone. Please refer to the sections of this prospectus that discuss the transaction you would like to make or call Shareholder Services.


When you call, we will request personal or other identifying information to confirm that instructions are genuine. We will also record calls. We will not be liable for following instructions communicated by telephone if we reasonably believe they are genuine. For your protection, we may delay a transaction or not implement one if we are not reasonably satisfied that the instructions are genuine. If this occurs, we will not be liable for any loss.

If our lines are busy or you are otherwise unable to reach us by phone, you may wish to ask your investment representative for assistance or send us written instructions, as described elsewhere in this prospectus. If you are unable to execute a transaction by telephone, we will not be liable for any loss.


ACCOUNT REGISTRATIONS AND REQUIRED DOCUMENTS


When you open an account, we need you to tell us how you want your shares registered. How you register your account will affect your ownership rights and ability to make certain transactions. If you have questions about how to register your account, you should consult your investment representative or legal advisor. Please keep the following information in mind when registering your account.

JOINT OWNERSHIP. If you open an account with two or more owners, we register the account as "joint tenants with rights of survivorship" unless you tell us otherwise. An account registered as "joint tenants with rights of survivorship" is shown as "Jt Ten" on your account statement. For any account with two or more owners, all owners must sign instructions to process transactions and changes to the account. Even if the law in your state says otherwise, we cannot accept instructions to change owners on the account unless all owners agree in writing. If you would like another person or owner to sign for you, please send us a current power of attorney.


GIFTS AND TRANSFERS TO MINORS. You may set up a custodial account for a minor under your state's Uniform Gifts/Transfers to Minors Act. Other than this form of registration, a minor may not be named as an account owner.


TRUSTS. You should register your account as a trust only if you have a valid written trust document. This avoids future disputes or possible court action over who owns the account.


REQUIRED DOCUMENTS. For corporate, partnership and trust accounts, please send us the following documents when you open your account. This will help avoid delays in processing your transactions while we verify who may sign on the account.

TYPE OF ACCOUNT          DOCUMENTS REQUIRED
-------------------------------------------------------------------------------
CORPORATION              Corporate Resolution
-------------------------------------------------------------------------------
PARTNERSHIP              1. The pages from the partnership agreement that
                            identify the general partners, or

                         2. A certification for a partnership agreement
-------------------------------------------------------------------------------
TRUST                    1. The pages from the trust document that identify the
                            trustees, or

                         2. A certification for trust
-------------------------------------------------------------------------------

STREET OR NOMINEE ACCOUNTS. If you have Fund shares held in a "street" or "nominee" name account with your Securities Dealer, you may transfer the shares to the street or nominee name account of another Securities Dealer. Both dealers must have an agreement with Distributors or we cannot process the transfer. Contact your Securities Dealer to initiate the transfer. We will process the transfer after we receive authorization in proper form from your delivering Securities Dealer. Accounts may be transferred electronically through the NSCC. For accounts registered in street or nominee name, we may take instructions directly from the Securities Dealer or your nominee.

ELECTRONIC INSTRUCTIONS. If there is a Securities Dealer or other representative of record on your account, we are authorized to use and execute electronic instructions. We will accept electronic instructions directly from your dealer or representative without further inquiry. Electronic instructions may be processed through the services of the NSCC, which currently include the NSCC's "Networking," "Fund/SERV," and "ACATS" systems, or through Franklin/Templeton's PCTrades II(TM) System.


TAX IDENTIFICATION NUMBER


The IRS requires us to have your correct Social Security or tax identification number on a signed shareholder application or applicable tax form. Federal law requires us to withhold 31% of your taxable distributions and sale proceeds if
(i) you have not furnished a certified correct taxpayer identification number,
(ii) you have not certified that withholding does not apply, (iii) the IRS or a Securities Dealer notifies the Fund that the number you gave us is incorrect, or
(iv) you are subject to backup withholding.


We may refuse to open an account if you fail to provide the required tax identification number and certifications. We may also close your account if the IRS notifies us that your tax identification number is incorrect. If you complete an "awaiting TIN" certification, we must receive a correct tax identification number within 60 days of your initial purchase to keep your account open.

KEEPING YOUR ACCOUNT OPEN

Due to the relatively high cost of maintaining a small account, we may close your account if the value of your shares is less than $250. We will only do this if the value of your account fell below this amount because you voluntarily sold your shares and your account has been inactive (except for the reinvestment of distributions) for at least six months. Before we close your account, we will notify you and give you 30 days to increase the value of your account to $500.

SERVICES TO HELP YOU MANAGE YOUR ACCOUNT

AUTOMATIC INVESTMENT PLAN

Our automatic investment plan offers a convenient way to invest in the Fund. Under the plan, you can have money transferred automatically from your checking account to the Fund each month to buy additional shares. If you are interested in this program, please refer to the automatic investment plan application included with this prospectus or contact your investment representative. You may discontinue the program at any time by notifying Investor Services by mail or phone.

AUTOMATIC PAYROLL DEDUCTION

You may have money transferred from your paycheck to the Fund to buy additional shares. Your investments will continue automatically until you instruct the Fund and your employer to discontinue the plan. To process your investment, we must receive both the check and payroll deduction information in required form. Due to different procedures used by employers to handle payroll deductions, there may be a delay between the time of the payroll deduction and the time we receive the money.

RIGHTS OF ACCUMULATION

You may include the cost or current value (whichever is higher) of your Fund shares when determining if you may buy shares of another Franklin Templeton Fund at a discount. You may also include your Fund shares towards the completion of a Letter of Intent established in connection with the purchase of shares of another Franklin Templeton Fund.

SYSTEMATIC WITHDRAWAL PLAN

Our systematic withdrawal plan allows you to sell your shares and receive regular payments from your account on a monthly, quarterly, semiannual or annual basis. The value of your account must be at least $5,000 and the minimum payment amount for each withdrawal must be at least $50.

If you would like to establish a systematic withdrawal plan, call Shareholder Services. You may choose to direct your payments to buy the same class of shares of another Franklin Templeton Fund or have the money sent directly to you, to another person, or to a checking account. If you choose to have the money sent to a checking account, please see "Electronic Fund Transfers" below.



You will generally receive your payment by the end of the month in which a payment is scheduled. When you sell your shares under a systematic withdrawal plan, it is a taxable transaction.

You may discontinue a systematic withdrawal plan, change the amount and schedule of withdrawal payments, or suspend one payment by notifying us in writing at least seven business days before the end of the month preceding a scheduled payment. Please see "How Do I Buy, Sell and Exchange Shares? - Systematic Withdrawal Plan" in the SAI for more information.


ELECTRONIC FUND TRANSFERS

You may choose to have distributions from the Fund or payments under a systematic withdrawal plan sent directly to a checking account. If the checking account is with a bank that is a member of the Automated Clearing House, the payments may be made automatically by electronic funds transfer. If you choose this option, please allow at least fifteen days for initial processing. We will send any payments made during that time to the address of record on your account.

TELEFACTS(R)

From a touch-tone phone, you may call our TeleFACTS system (day or night) at 1-800/247-1753 to:

o obtain information about your account;

o obtain price and performance information about any Franklin Templeton Fund;

o exchange shares between identically registered Franklin accounts; and

o request duplicate statements, money fund checks, and deposit slips.


You will need the Fund's code number to use TeleFACTS. The Fund's code number is 131.


STATEMENTS AND REPORTS TO SHAREHOLDERS

We will send you the following statements and reports on a regular basis:

o Confirmation and account statements reflecting transactions in your account, including additional purchases and dividend reinvestments. PLEASE VERIFY THE ACCURACY OF YOUR STATEMENTS WHEN YOU RECEIVE THEM.

o Financial reports of the Fund will be sent every six months. To reduce Fund expenses, we attempt to identify related shareholders within a household and send only one copy of a report. Call Fund Information if you would like an additional free copy of the Fund's financial reports or an interim quarterly report.

INSTITUTIONAL ACCOUNTS


Additional methods of buying, selling or exchanging shares of the Fund may be available to institutional accounts. Institutional investors may also be required to complete an institutional account application. For more information, call Institutional Services.


Special procedures have been designed for banks and other institutions that would like to open multiple accounts in the Fund. Please see the SAI for more information.

AVAILABILITY OF THESE SERVICES

The services above are available to most shareholders. If, however, your shares are held by a financial institution, in a street name account, or networked through the NSCC, the Fund may not be able to offer these services directly to you. Please contact your investment representative.

WHAT IF I HAVE QUESTIONS ABOUT MY ACCOUNT?

If you have any questions about your account, you may write to Investor Services at 777 Mariners Island Blvd., P.O. Box 7777, San Mateo, California 94403-7777. The Fund, Distributors and Advisers are also located at this address. You may also contact us by phone at one of the numbers listed below.

                                               HOURS OF OPERATION (PACIFIC TIME)
DEPARTMENT NAME          TELEPHONE NO.         (MONDAY THROUGH FRIDAY)
-------------------------------------------------------------------------------
Shareholder Services     1-800/632-2301        5:30 a.m. to 5:00 p.m.

Dealer Services          1-800/524-4040        5:30 a.m. to 5:00 p.m.

Fund Information         1-800/DIAL BEN        5:30 a.m. to 8:00 p.m.

                         (1-800/342-5236)      6:30 a.m. to 2:30 p.m. (Saturday)

Retirement Plans         1-800/527-2020        5:30 a.m. to 5:00 p.m.

Institutional Services   1-800/321-8563        6:00 a.m. to 5:00 p.m.

TDD (hearing impaired)   1-800/851-0637        5:30 a.m. to 5:00 p.m.

Your phone call may be monitored or recorded to ensure we provide you with high quality service. You will hear a regular beeping tone if your call is being recorded.


GLOSSARY


USEFUL TERMS AND DEFINITIONS


ADVISERS - Franklin Advisers, Inc., the Fund's investment manager

BOARD - The Board of Trustees of the Trust


CLASS I - Certain funds in the Franklin Templeton Funds offer multiple classes of shares. The different classes have proportionate interests in the same portfolio of investment securities. They differ, however, primarily in their sales charge structures and Rule 12b-1 plans. Shares of the Fund are considered Class I shares for redemption, exchange and other purposes.


CODE - Internal Revenue Code of 1986, as amended


CONTINGENCY PERIOD - For Class I shares, the 12 month period during which a Contingent Deferred Sales Charge may apply. Regardless of when during the month you purchased shares, they will age one month on the last day of that month and each following month.


CONTINGENT DEFERRED SALES CHARGE (CDSC) - A sales charge of 1% that may apply if you sell your shares within the Contingency Period.

DISTRIBUTORS - Franklin/Templeton Distributors, Inc., the Fund's principal underwriter. The SAI lists the officers and Board members who are affiliated with Distributors. See "Officers and Trustees."

FITCH - Fitch Investors Service, Inc.

FRANKLIN TEMPLETON FUNDS - The U.S. registered mutual funds in the Franklin Group of Funds(R) and the Templeton Group of Funds except Franklin Valuemark Funds, Franklin Government Securities Trust, Templeton Capital Accumulator Fund, Inc., Templeton Variable Annuity Fund, and Templeton Variable Products Series Fund


FRANKLIN TEMPLETON GROUP - Franklin Resources, Inc., a publicly owned holding company, and its various subsidiaries


FRANKLIN TEMPLETON GROUP OF FUNDS - All U.S. registered investment companies in the Franklin Group of Funds(R) and the Templeton Group of Funds

FT SERVICES - Franklin Templeton Services, Inc., the Fund's administrator


INVESTOR SERVICES - Franklin/Templeton Investor Services, Inc., the Fund's shareholder servicing and transfer agent

IRS - Internal Revenue Service


MARKET TIMERS - Market Timers generally include market timing or allocation services, accounts administered so as to buy, sell or exchange shares based on predetermined market indicators, or any person or group whose transactions seem to follow a timing pattern.

MOODY'S - Moody's Investors Service, Inc.


NASD - National Association of Securities Dealers, Inc.

NET ASSET VALUE (NAV) - The value of a mutual fund is determined by deducting the fund's liabilities from the total assets of the portfolio. The net asset value per share is determined by dividing the net asset value of the fund by the number of shares outstanding.


NEW YORK MUNICIPAL SECURITIES - Municipal securities issued by or on behalf of New York State, its local governments, municipalities, authorities, agencies and political subdivisions


NSCC - National Securities Clearing Corporation


NYSE - New York Stock Exchange


RESOURCES - Franklin Resources, Inc.

SAI - Statement of Additional Information


S&P - Standard & Poor's Corporation


SEC - U.S. Securities and Exchange Commission

SECURITIES DEALER - A financial institution that, either directly or through affiliates, has an agreement with Distributors to handle customer orders and accounts with the Fund. This reference is for convenience only and does not indicate a legal conclusion of capacity.

TeleFACTS(R) - Franklin Templeton's automated customer servicing system


U.S. - United States


WE/OUR/US - Unless the context indicates a different meaning, these terms refer to the Fund and/or Investor Services, Distributors, or other wholly owned subsidiaries of Resources.




PROSPECTUS & APPLICATION


FRANKLIN NEW YORK INSURED TAX-FREE INCOME FUND


INVESTMENT STRATEGY
TAX-FREE INCOME

MAY 1, 1997


FRANKLIN NEW YORK TAX-FREE TRUST

This prospectus describes the Franklin New York Insured Tax-Free Income Fund (the "Fund"). It contains information you should know before investing in the Fund. Please keep it for future reference.


The Fund has a Statement of Additional Information ("SAI"), dated May 1, 1997, which may be amended from time to time. It includes more information about the Fund's procedures and policies. It has been filed with the SEC and is incorporated by reference into this prospectus. For a free copy or a larger print version of this prospectus, call 1-800/DIAL BEN or write the Fund at its address.


Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government. Shares of the Fund involve investment risks, including the possible loss of principal.

LIKE ALL MUTUAL FUNDS, THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC OR ANY STATE SECURITIES COMMISSION NOR HAS THE SEC OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


THIS PROSPECTUS IS NOT AN OFFERING OF THE SECURITIES HEREIN DESCRIBED IN ANY STATE, JURISDICTION OR COUNTRY IN WHICH THE OFFERING IS NOT AUTHORIZED. NO SALES REPRESENTATIVE, DEALER, OR OTHER PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS. FURTHER INFORMATION MAY BE OBTAINED FROM DISTRIBUTORS.

FRANKLIN

NEW YORK

INSURED TAX-FREE

INCOME FUND

MAY 1, 1997

When reading this prospectus, you will see certain terms beginning with capital letters. This means the term is explained in our glossary section.

TABLE OF CONTENTS

ABOUT THE FUND

Expense Summary..............................................  2

Financial Highlights.........................................  3

How does the Fund Invest its Assets?.........................  4

What are the Fund's Potential Risks?......................... 10

Who Manages the Fund?........................................ 13

How does the Fund Measure Performance?....................... 15

How Taxation Affects the Fund and its Shareholders........... 15

How is the Trust Organized?.................................. 18

ABOUT YOUR ACCOUNT

How Do I Buy Shares?......................................... 19

May I Exchange Shares for Shares of Another Fund?............ 24

How Do I Sell Shares?........................................ 27

What Distributions Might I Receive from the Fund?............ 29

Transaction Procedures and Special Requirements.............. 31

Services to Help You Manage Your Account..................... 35

What If I Have Questions About My Account?................... 37

GLOSSARY

Useful Terms and Definitions................................. 38


777 Mariners Island Blvd
P.O. Box 7777
San Mateo
CA 94403-7777

1-800/DIAL BEN


Franklin New York Insured
Tax-Free Income Fund

ABOUT THE FUND

EXPENSE SUMMARY

This table is designed to help you understand the costs of investing in the Fund. It is based on the historical expenses of each class for the fiscal year ended December 31, 1996. The Fund's actual expenses may vary.




A. SHAREHOLDER TRANSACTION EXPENSES+

                                                          CLASS I   CLASS II

   Maximum Sales Charge
   (as a percentage of Offering Price)                    4.25%     1.99%

   Paid at time of purchase                               4.25%++   1.00%+++

   Paid at redemption++++                                 None      0.99%

B. ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)

   Management Fees                                        0.55%*    0.55%*

   Rule 12b-1 Fees                                        0.08%**   0.65%**

   Other Expenses                                         0.07%     0.07%
                                                          ---------------
   Total Fund Operating Expenses                          0.70%*    1.27%*
                                                          ===============
C. EXAMPLE


   Assume the annual return for each class is 5%, operating expenses are as described above, and you sell your shares after the number of years shown. These are the projected expenses for each $1,000 that you invest in the Fund.


                       1 YEAR      3 YEARS       5 YEARS      10 YEARS
----------------------------------------------------------------------
  Class I              $49***      $64           $80          $126

  Class II             $33         $50           $79          $162

  For the same Class II investment, you would pay projected expenses of $23 if you did not sell your shares at the end of the first year. Your projected expenses for the remaining periods would be the same.

  THIS IS JUST AN EXAMPLE. IT DOES NOT REPRESENT PAST OR FUTURE EXPENSES OR RETURNS. ACTUAL EXPENSES AND RETURNS MAY BE MORE OR LESS THAN THOSE SHOWN. THE FUND PAYS ITS OPERATING EXPENSES. THE EFFECTS OF THESE EXPENSES ARE REFLECTED IN THE NET ASSET VALUE OR DIVIDENDS OF EACH CLASS AND ARE NOT DIRECTLY CHARGED TO YOUR ACCOUNT.

+If your transaction is processed through your Securities Dealer, you may be charged a fee by your Securities Dealer for this service.


++There is no front-end sales charge if you invest $1 million or more in Class I shares.

+++Although Class II has a lower front-end sales charge than Class I, its Rule 12b-1 fees are higher. Over time you may pay more for Class II shares. Please see "How Do I Buy Shares? - Deciding Which Class to Buy."

++++A Contingent Deferred Sales Charge may apply to any Class II purchase if you sell the shares within 18 months and to Class I purchases of $1 million or more if you sell the shares within one year. The charge is 1% of the value of the shares sold or the Net Asset Value at the time of purchase, whichever is less. The number in the table shows the charge as a percentage of Offering Price. While the percentage is different depending on whether the charge is shown based on the Net Asset Value or the Offering Price, the dollar amount paid by you would be the same. See "How Do I Sell Shares? - Contingent Deferred Sales Charge" for details.

*For the period shown, Advisers had agreed in advance to limit its management fees. With this reduction, management fees were 0.50% and total operating expenses were 0.65% for Class I and 1.22% for Class II.


**These fees may not exceed 0.10% for Class I. The combination of front-end sales charges and Rule 12b-1 fees could cause long-term shareholders to pay more than the economic equivalent of the maximum front-end sales charge permitted under the NASD's rules.

***Assumes a Contingent Deferred Sales Charge will not apply.

FINANCIAL HIGHLIGHTS


This table summarizes the Fund's financial history. The information has been audited by Coopers & Lybrand L.L.P., the Fund's independent auditors. Their audit report covering each of the most recent five years appears in the financial statements in the Trust's Annual Report to Shareholders for the fiscal year ended December 31, 1996. The Annual Report to Shareholders also includes more information about the Fund's performance. For a free copy, please call Fund Information.


CLASS I

                                     FOR THE YEAR
                                     ENDED DECEMBER 31,
                                                   1996      1995    1994     1993    1992    1991**

PER SHARE OPERATING PERFORMANCE

Net Asset Value at Beginning of Period           $11.41    $10.16  $11.68   $10.80  $10.46  $10.00
                                                 ---------------------------------------------------
Net Investment Income                               .590      .590    .590     .600    .620    .247

Net Realized & Unrealized Gain(Loss)on Securities  (.121)    1.248  (1.525)    .880    .369    .433
                                                 ---------------------------------------------------
Total From Investment Operations                    .4691     .838   (.935)   1.480    .989    .680
                                                 ===================================================
Distributions From Net Investment Income           (.589)    (.588)  (.585)   (.600)  (.649)  (.220)

Net Asset Value at End of Period                  11.29     11.41   10.16    11.68   10.80   10.46
                                                 ---------------------------------------------------
Total Return+                                      4.30%    18.46%  (8.19)%  13.79%   9.49%   6.75%

RATIOS/SUPPLEMENTAL DATA

Net Assets at End of Period (in 000's)          $261,068  $256,171 $225,061 $263,647 $149,054 $37,904

Ratio of Expenses to Average Net Assets++           .65%      .65%    .56%     .50%    .33%    .12%*

Ratio of Net Investment Income to Average Net Assets
                                                   5.25%     5.38%   5.48%    5.28%   5.80%   5.69%*

Portfolio Turnover Rate                           15.09%    22.99%  25.66%    5.38%   3.39%  21.12%


CLASS II

                                          FOR THE YEAR ENDED DECEMBER 31,
                                                        1996      1995**

PER SHARE OPERATING PERFORMANCE

Net Asset Value at Beginning of Period                 $11.46   $10.85
                                                       ---------------------
Net Investment Income                                     .5274    .357

Net Realized & Unrealized Gain (Loss) on Securities      (.101)    .596
                                                       ---------------------
Total From Investment Operations                          .426     .953
                                                       =====================
Distributions From Net Investment Income                 (.516)   (.343)

Net Asset Value at End of Period                        11.37    11.46
                                                       ---------------------
Total Return+                                            3.87%    8.92%

RATIOS/SUPPLEMENTAL DATA

Net Assets at End of Period (in 000's)                  $4,137     $696

Ratio of Expenses to Average Net Assets++                1.22%3   1.23%*,3

Ratio of Net Investment Income to Average Net Assets     4.69%3   4.74%*,3

Portfolio Turnover Rate                                 15.09    22.99%

*Annualized.

1 For the period May 1, 1991 (effective date of registration) to December 31,
  1991.

2 For the period May 1, 1995 (effective date) to December 31, 1995.

3 Ratio has been calculated using daily average net assets during the period.

4 Ratio has been calculated using daily average outstanding shares during the period.

+Total return measures the change in value of an investment over the periods indicated. It is not annualized. It does not include the maximum front-end sales charge or the Contingent Deferred Sales Charge, and assumes reinvestment of dividends and capital gains, at Net Asset Value. Before May 1, 1994, dividends were reinvested at the maximum Offering Price. Effective May 1, 1994, with the implementation of the Rule 12b-1 distribution plan for Class I shares of the Fund, the sales charge on reinvested dividends was eliminated.

++During the periods indicated, Advisers agreed in advance to limit its management fees and to make certain payments to reduce the Fund's expenses. Had such action not been taken, the ratio of expenses to average net assets would have been as follows:

               RATIO OF EXPENSES TO
               AVERAGE NET ASSETS
----------------------------------
Class I:
 1991               .84%*
 1992               .74
 1993               .65
 1994               .71
 1995               .73
 1996               .70

Class II:
 1995***           1.30*,3
 1996              1.27 3


HOW DOES THE FUND INVEST ITS ASSETS?


THE FUND'S INVESTMENT OBJECTIVE


The Fund's investment objective is to provide investors with as high a level of income exempt from federal income taxes and New York State and New York City personal income taxes as is consistent with prudent investment management and the preservation of shareholders' capital. The objective is a fundamental policy of the Fund and may not be changed without shareholder approval. Of course, there is no assurance that the Fund's objective will be achieved.


TYPES OF SECURITIES IN WHICH THE FUND MAY INVEST


The Fund attempts to invest 100% and, as a matter of fundamental policy, will invest at least 80% of its total assets in securities that pay interest exempt from federal income taxes, including the alternative minimum tax. As a nonfundamental policy, the Fund also attempts to invest 100% and will invest at least 80% of its total assets in securities that pay interest exempt from the personal income taxes of New York State and New York City. It is possible, although not anticipated, that up to 20% of the Fund's total assets could be in taxable obligations.

The Fund invests at least 65% of its total assets in New York Municipal Securities. It is possible, although not anticipated, that up to 35% of the Fund's total assets could be in municipal securities of a state or local government other than New York.

The Fund also invests at least 65% of its total assets in insured municipal securities. The insurance may be obtained either by the issuer of the security or by the Fund. Normally these securities carry one of the three highest ratings of a nationally recognized rating service, such as Moody's, S&P or Fitch. The three highest rating categories are Aaa, Aa and A for Moody's and AAA, AA and A for both S&P and Fitch. An insurer may insure municipal securities that are rated below the three highest rating categories or that are unrated, if the securities otherwise meet the insurer's quality standards.

The Fund may invest up to 35% of its total assets, without obtaining insurance, in (i) municipal securities secured by an escrow or trust account consisting of direct U.S. government obligations; or (ii) short-term, tax-exempt instruments, pending investment in longer-term municipal securities, rated in the highest rating category of Moody's, S&P or Fitch. For a description of the various rating categories, please see the Appendix in the SAI.

Under normal market conditions, the Fund invests its assets as described above. For temporary defensive purposes, however, the Fund may invest up to 100% of its total assets in (i) taxable obligations; (ii) municipal securities of a state or local government other than New York; (iii) commercial paper rated at least P-1 by Moody's, A-1 by S&P, or F-1 by Fitch; or (iv) obligations issued or guaranteed by the full faith and credit of the U.S. government.

MUNICIPAL SECURITIES. Municipal securities are obligations that pay interest exempt from federal income tax and that are issued by or on behalf of states, territories or possessions of the U.S., the District of Columbia, or their political subdivisions, agencies or instrumentalities. An opinion as to the tax-exempt status of a municipal security is generally given to the issuer by the issuer's bond counsel when the security is issued.

Municipal securities are issued to raise money for various public purposes, such as constructing public facilities and making loans to public institutions. Certain types of municipal securities are issued to provide funding for privately operated facilities.

The Fund has no restrictions on the maturity of municipal securities in which it may invest. Advisers will consider current market conditions and the cost of obtaining insurance when determining the securities it wants to buy and whether to hold securities currently in the Fund's portfolio.

The Fund may invest more than 25% of its assets in municipal securities in particular market segments, including, but not limited to, hospital revenue bonds, housing agency bonds, tax-exempt industrial development revenue bonds, transportation bonds, or pollution control revenue bonds. An economic, business, political or other change that affects one security may also affect other securities in the same market segment, thereby potentially increasing market risk. Examples of changes that may affect certain market segments include proposed legislation affecting the financing of a project, shortages or price increases of needed materials, or declining markets or needs for the projects.

FLOATING AND VARIABLE RATE OBLIGATIONS. The Fund may buy floating and variable rate obligations. The interest rates on these obligations are not fixed, but vary with changes in prevailing market rates on predesignated dates. The Fund may also invest in floating or variable rate demand notes ("VRDNs"). VRDNs carry a demand feature that allows the Fund to tender the obligation back to the issuer or a third party before maturity, at par value plus accrued interest, according to the terms of the obligation. Frequently, VRDNs are secured by letters of credit or other credit support arrangements. The Fund limits its purchase of floating and variable rate obligations to those rated in the highest rating category of Moody's, S&P or Fitch.

CERTIFICATES OF PARTICIPATION. The Fund may invest in municipal lease obligations, primarily through certificates of participation ("COPs"). COPs are widely used by state and local governments to finance the purchase of property and function much like installment purchase agreements. COPs are created when long-term lease revenue obligations are issued by a governmental corporation to pay for the acquisition of property or facilities. The property or facilities acquired are then leased to a municipality and the lease payments are used to repay interest and principal on the obligations issued to buy the property. After all of the lease payments have been made, according to the terms of the lease, the municipality gains ownership of the property for a nominal sum. This lease format is generally not subject to constitutional limitations on the issuance of state debt. Thus, COPs may enable a governmental issuer to increase government liabilities beyond constitutional debt limits.

CALLABLE BONDS. The Fund may buy and hold callable municipal bonds. Callable bonds have a provision in their indenture allowing the issuer to redeem the bonds before their maturity dates at a specified price. This price typically reflects a premium over the bonds' original issue price. Callable bonds generally have call protection, that is, a period of time when the bonds may not be called. This period usually lasts for 5 to 10 years. An issuer may generally be expected to call its bonds, or a portion of them, during periods of declining interest rates, when borrowings may be replaced at lower rates than those obtained in prior years. If the proceeds of a bond called under these circumstances are reinvested, the result may be a lower overall yield due to lower current interest rates. If the purchase price of the bonds included a premium related to the appreciated value of the bonds, some or all of that premium may not be recovered by bondholders, such as the Fund, depending on the price at which the bonds were redeemed.

MUNICIPAL SECURITIES BACKED BY ESCROW OR TRUST ACCOUNTS. The Fund may buy, without insurance coverage, municipal securities for which an escrow or trust account has been established pursuant to the documents creating the securities. The escrow or trust account must contain sufficient securities backed by the full faith and credit of the U.S. government to secure the payment of principal and interest on the municipal securities.


OTHER INVESTMENT POLICIES OF THE FUND


When-Issued and Delayed Delivery Transactions. The Fund may buy and sell municipal securities on a "when-issued" and "delayed delivery" basis. These are trading practices where payment and delivery of the securities take place at a future date. These transactions are subject to market fluctuations and the risk that the value of a security at delivery may be more or less than its purchase price. Although the Fund will generally buy municipal securities on a when-issued basis with the intention of acquiring the securities, it may sell the securities before the settlement date if it is deemed advisable. When the Fund is the buyer, it will maintain cash or high-grade marketable securities, with an aggregate value equal to the amount of its purchase commitments, in a segregated account with its custodian bank until payment is made. The Fund will not engage in when-issued and delayed delivery transactions for investment leverage purposes.

BORROWING. The Fund may borrow from banks and pledge up to 5% of its total assets for temporary or emergency purposes. Although the Fund does not currently intend to do so, the Fund may also lend its portfolio securities to qualified securities dealers or other institutional investors, if the loans do not exceed 10% of the value of the Fund's total assets at the time of the most recent loan.

ILLIQUID INVESTMENTS. The Fund's policy is not to invest more than 10% of its net assets in illiquid securities. Illiquid securities are generally securities that cannot be sold within seven days in the normal course of business at approximately the amount at which the Fund has valued them.

OTHER POLICIES AND RESTRICTIONS. The Fund has a number of additional investment restrictions that limit its activities to some extent. Some of these restrictions may only be changed with shareholder approval. For a list of these restrictions and more information about the Fund's investment policies, please see "How does the Fund Invest its Assets?" and "Investment Restrictions" in the SAI.

Each of the Fund's policies and restrictions discussed in this prospectus and in the SAI is considered at the time the Fund makes an investment. The Fund is generally not required to sell a security because of a change in circumstances.


INSURANCE


Each insured municipal security in the Fund's portfolio is covered by either a "New Issue Insurance Policy," a "Portfolio Insurance Policy" or a "Secondary Insurance Policy."

These policies are intended to insure that the scheduled amount of principal and interest on a municipal security is paid when due. The amount of principal refers to the face or par value of a security. It is not affected by the price the Fund pays for the security or the security's marketvalue. The Fund will only enter into a contract to buy an insured municipal security if there is either permanent insurance in place or an irrevocable commitment to insure the municipal security by a qualified municipal bond insurer. The insurance policies are issued by any one of several qualified municipal bond insurers, which allows Advisers to diversify among credit enhancements. The Fund buys insured municipa securities only if they are secured by an insurance policy issued by an insurer whose claims paying ability is rated triple A or its equivalent by Moody's, S&P or Fitch.

While the cost of insurance to the Fund reduces the Fund's yield, one of the goals of obtaining insurance is to seek a higher yield than would be available if all of the securities in the Fund's portfolio were rated triple A or its equivalent without the benefit of any insurance. The insurance does not guarantee the market value of the municipal security and, except as indicated in this prospectus, has no effect on the Net Asset Value or dividends paid by the Fund. Shares of the Fund are not insured.

NEW ISSUE INSURANCE POLICY. A New Issue Insurance Policy is obtained by the issuer of municipal securities. The issuer pays all premiums on the policy in advance. The policy continues in effect as long as the municipal securities are outstanding and the insurer remains in business, and it may not otherwise be canceled. Since the policy remains in effect as long as the securities are outstanding, the insurance may affect the resale value of the securities. While a New Issue Insurance Policy may represent an element of the market value of the insured municipal securities, the exact effect, if any, of this insurance cannot be determined.

PORTFOLIO INSURANCE POLICY. A Portfolio Insurance Policy is obtained by the Fund and is effective only as long as the municipal securities described in the policy are held by the Fund and the insurer is in business and meeting its obligations. If there is a sale by the Fund of any municipal security or payment of any municipal security before maturity, the policy terminates as to that municipal security. A Portfolio Insurance Policy may not otherwise be canceled, unless the Fund fails to pay the premium. If a security covered by a Portfolio Insurance Policy is pre-refunded and irrevocably secured by a U.S. government security, the insurance will no longer be required as to that security.

Because coverage under a Portfolio Insurance Policy ends when the Fund sells a security from its portfolio, the insurance does not affect the resale value of a security. Therefore, the Fund may hold any municipal security insured under a Portfolio Insurance Policy that is in default or in significant risk of default, and place a value on the insurance that will be equal to the difference between the market value of the defaulted security and the market value of a similar security that is not in default. While a defaulted security is held in the Fund's portfolio, the Fund continues to pay the insurance premium on the security but also collects interest payments from the insurer and retains the right to collect the full amount of principal from the insurer when the security comes due.

Premium rates for securities covered by a Portfolio Insurance Policy may not be changed by the insurer, regardless of the issuer's ability or willingness to meet its obligations. Premiums are payable monthly and are adjusted for purchases and sales of covered securities during the month. The premium on a Portfolio Insurance Policy is a Fund expense. If the Fund fails to pay its premium, the insurer may take action against the Fund to recover any premium payments that are due.

SECONDARY INSURANCE POLICY. Under its agreement with the provider of the Portfolio Insurance Policy, the Fund may at any time buy a permanent Secondary Insurance Policy on any municipal security insured under the Portfolio Insurance Policy, even if the security is currently in default. When the Fund buys a Secondary Insurance Policy on a security, the coverage and obligation of the Fund to pay monthly premiums under the Portfolio Insurance Policy ends. The price of the Secondary Insurance Policy may not be changed by the insurer, regardless of the security issuer's ability to meet its debt obligations.

With a Secondary Insurance Policy, the Fund obtains insurance against nonpayment of scheduled principal and interest for the remaining term of a security. This insurance coverage continues in effect as long as the insured security is outstanding and may not otherwise be canceled. Thus, the Fund has the opportunity to sell a security in default rather than hold it in its portfolio in order to continue, in force, the applicable Portfolio Insurance Policy. When the Fund buys a Sec ondary Insurance Policy on a security, the single premium is added to the cost basis of the security and is not considered a Fund expense.

One of the reasons the Fund may buy a Secondary Insurance Policy is to enable it to sell a security to a third party as a triple A rated or equivalent insured security. In doing so, the Fund may be able to sell the security at a market price that is higher than what it otherwise would be without the insurance. The triple A or equivalent rating is not automatic, however, and must specifically be requested from Moody's, S&P or Fitch for each security.

The Fund is likely to buy a Secondary Insurance policy if, in the opinion of Advisers, the market value or net proceeds of the sale of a security by the Fund may exceed the current value of the security, without insurance, plus the cost of the insurance. Any difference between the excess of a security's market value as a triple A rated or equivalent security over its market value without such rating, including the cost of insurance, inures to the Fund in determining the net capital gain or loss realized by the Fund upon the sale of the security.

The Fund may buy a Secondary Insurance Policy instead of a Portfolio Insurance Policy at any time, regardless of the effect of market value on the underlying municipal security, if Advisers believes such insurance would best serve the Fund's interests in meeting its objective and policies.

QUALIFIED MUNICIPAL BOND INSURERS. A qualified municipal bond insurer is a company whose charter limits its risk assumption to insurance of financial obligations only. This precludes assumption of other types of risk, such as life, medical, fire and casualty, auto and home insurance. The bond insurance industry is a regulated industry. All bond insurers must be licensed in each state in order to write financial guaranties in that jurisdiction. Regulations vary from state to state. Most regulators, however, require minimum standards of solvency and limitations on leverage and investment of assets. Regulators also place restrictions on the amount an insurer can guarantee in relation to the insurer's capital base. Neither the Fund nor Advisers makes any representations as to the ability of any insurance company to meet its obligation to the Fund if called upon to do so.

Currently, to the best of our knowledge, there are no securities in the Fund's portfolio on which an insurer is paying the principal or interest otherwise payable by the issuer of the security.

WHAT ARE THE FUND'S POTENTIAL RISKS?


The value of your shares will increase as the value of the securities owned by the Fund increases and will decrease as the value of the Fund's investments decrease. In this way, you participate in any change in the value of the securities owned by the Fund. In addition to the factors that affect the value of any particular security that the Fund owns, the value of Fund shares may also change with movements in the bond market as a whole.


Yields on municipal securities vary, depending on a variety of factors. These include the general condition of the financial and municipal securities markets, the size of a particular offering, the credit rating of the issuer, and the maturity of the obligation. Generally, municipal securities with longer maturities produce higher current yields than municipal securities with shorter maturities. Prices of longer-term securities, however, typically fluctuate more than those of shorter-term securities due to changes in interest rates, tax laws and other general market conditions. Lower-quality municipal securities also generally produce higher yields than higher-quality municipal securities. Lower-quality municipal securities, however, generally have a higher degree of risk associated with the issuer's ability to make timely principal and interest payments.

NONAPPROPRIATION RISK OF COPS. A feature that distinguishes COPs from more traditional forms of municipal debt is the "nonappropriation" clause in the lease. A nonappropriation clause allows the municipality to terminate the lease annually without penalty if the municipality's appropriating body does not allocate the necessary funds. Local administrations, when faced with increasingly tight budgets, have more discretion to curtail payments under COPs than they do to curtail payments on traditionally funded debt obligations. If the municipality does not appropriate sufficient monies to make lease payments, the lessor or its agent is typically entitled to repossess the property. The private sector value of the property may be more or less than the amount the municipality was paying.

While the risk of nonappropriation is inherent to COPs financing, the Fund believes that this risk may be reduced, although not eliminated, by its policy of investing only in insured COPs. While there is no limit as to the amount of assets that the Fund may invest in COPs, as of December 31, 1996, less than 1% of the Fund's net assets was in COPs or other municipal leases.

CREDIT AND MARKET RISK. Credit risk is a function of the ability of an issuer of a municipal security to make timely interest payments and to pay the principal of a security upon maturity. It is generally reflected in a security's underlying credit rating and its stated interest rate (normally the coupon rate). A change in the credit risk associated with a municipal security may cause a corresponding change in the security's price. Market risk is the risk of price fluctuation of a municipal security caused by changes in general economic and interest rate conditions generally affecting the market as a whole.

INTEREST RATE RISK. Changes in interest rates will affect the value of the Fund's portfolio and its share price. Rising interest rates, which often occur during times of inflation or a growing economy, are likely to have a negative effect on the value of the Fund's shares. Interest rates have increased and decreased in the past. These changes are unpredictable.

NON-DIVERSIFICATION RISK. The Fund is a non-diversified investment company. Under federal securities laws, this means the Fund is not subject to any restrictions on the amount of its assets that it may invest in one or more issuers. An investment in the Fund may involve more risk than an investment in a fund that may not concentrate its investments in one or relatively few issuers. These risks include increased susceptibility to adverse economic or regulatory developments. Please see the SAI for the diversification requirements the Fund intends to meet in order to qualify as a regulated investment company under the Code.

RISK FACTORS IN NEW YORK. Since the Fund primarily invests in New York Municipal Securities, its performance is closely tied to the continuing ability of issuers of New York Municipal Securities to meet their debt obligations and to the economic and political conditions within New York. New York State's diverse economic base has continued its modest recovery from the recession that ended in early 1993. Its rate of recovery has been slower, however, than the recovery at the national level. While the state's financial performance has been improving in recent years, its debt burden is still relatively high and it remains fiscally vulnerable to reductions in consumer spending and the growth rate of the national economy, and to changes in federal programs. Welfare reform legislation may significantly affect New York City, where approximately more than one in eight residents receive some form of public assistance.

New York City faces other potential problems as well. Its economy, while improving, has continued to show signs of weakness. The city has a history of long-term budget imbalances and current projections indicate that the city will reach its constitutional general obligation debt limits by the end of the current fiscal year. An inability to issue new debt could adversely affect the city's ability to maintain its infrastructure, which is considered essential to the city's economy and revenue base, and could eventually have a negative impact on the city's credit standing. Nevertheless, New York City has strong financial controls and monitors in place that are believed to be capable of preventing any sudden changes in the city's overall financial position. In early March 1997, New York State's legislature created the New York City Transitional Finance Authority, which is authorized to issue up to $7.5 billion in revenue bonds to supplement the city's general obligation bonds as a source of funding for the city's four-year capital plan. The revenue bonds will be backed primarily by city personal income taxes.

In recent years, certain substantial issuers of New York Municipal Securities have experienced financial difficulties. At times, these difficulties have jeopardized the credit standing and borrowing abilities of other New York issuers and have generally contributed to higher interest rates and lower market prices for existing debt obligations. A recurrence of these financial difficulties could adversely affect the market values and marketability of certain New York Municipal Securities, as well as the Net Asset Value of the Fund.

The information provided above is based on information from independent municipal credit reports and other historically reliable sources. The information has not been independently verified by the Fund.

The primary purpose of investing in a portfolio of New York Municipal Securities is the special tax treatment given to New York resident individual investors. Although the Fund's policy of investing primarily in insured securities may reduce the credit and other risks that may exist on New York Municipal Securities, it does not eliminate them. Before investing you should consider the risks discussed above and compare the yields available on portfolios of New York issues with those of more diversified portfolios, including issues from states other than New York. For more information about New York's economy and the Fund's potential risks, please see "What are the Fund's Potential Risks?" in the SAI.


WHO MANAGES THE FUND?

THE BOARD. The Board oversees the management of the Fund and elects its officers. The officers are responsible for the Fund's day-to-day operations. The Board also monitors the Fund to ensure no material conflicts exist between the Fund's classes of shares. While none is expected, the Board will act appropriately to resolve any material conflict that may arise.

INVESTMENT MANAGER. Advisers manages the Fund's assets and makes its investment decisions. Advisers also performs similar services for other funds. It is wholly owned by Resources, a publicly owned company engaged in the financial services industry through its subsidiaries. Charles B. Johnson and Rupert H. Johnson, Jr. are the principal shareholders of Resources. Together, Advisers and its affiliates manage over $188 billion in assets, including $44 billion in the municipal securities market. Please see "Investment Management and Other Services" and "Miscellaneous Information" in the SAI for information on securities transactions and a summary of the Fund's Code of Ethics.

MANAGEMENT TEAM. The team responsible for the day-to-day management of the Fund's portfolio is: Donald Duerson since inception and Thomas Kenny since 1994.


Donald Duerson
Vice President of Advisers


Mr. Duerson has a bachelor of science degree in business and public administration from the University of Arizona. He has been in the securities industry since 1956 and with the Franklin Templeton Group since 1986. He is a member of several industry-related committees and associations.


Thomas Kenny
Senior Vice President of Advisers


Mr. Kenny is the Director of Franklin's Municipal Bond Department. He holds a master of science degree in finance from Golden Gate University and a bachelor of arts degree in business and economics from the University of California at Santa Barbara. Mr. Kenny joined the
Franklin Templeton Group in 1986. He is a member of several municipal securities industry-related committees and associations.

MANAGEMENT FEES. During the fiscal year ended December 31, 1996, management fees, before any advance waiver, totaled 0.55% of the average net assets of the Fund. Total operating expenses were 0.70% for Class I and 1.27% for Class II. Under an agreement by Advisers to limit its fees, the Fund paid management fees totaling 0.50% and operating expenses totaling 0.65% for Class I and 1.22% for Class II. Advisers may end this arrangement at any time upon notice to the Board.

PORTFOLIO TRANSACTIONS. Advisers tries to obtain the best execution on all transactions. If Advisers believes more than one broker or dealer can provide the best execution, it may consider research and related services and the sale of Fund shares, as well as shares of other funds in the Franklin Templeton Group of Funds, when selecting a broker or dealer. Please see "How does the Fund Buy Securities for its Portfolio?" in the SAI for more information.

ADMINISTRATIVE SERVICES. Under an agreement with Advisers, FT Services provides certain administrative services and facilities for the Fund. Please see "Investment Management and Other Services" in the SAI for more information.


THE RULE 12B-1 PLANS


Class I and Class II have separate distribution plans or "Rule 12b-1 Plans" under which they may pay or reimburse Distributors or others for activities primarily intended to sell shares of the class. These expenses may include, among others, distribution or service fees paid to Securities Dealers or others who have executed a servicing agreement with the Fund, Distributors or its affiliates, printing prospectuses and reports used for sales purposes, preparing and distributing sales literature and advertisements, and a prorated portion of Distributors' overhead expenses.

Payments by the Fund under the Class I plan may not exceed 0.10% per year of Class I's average daily net assets. All distribution expenses over this amount will be borne by those who have incurred them. During the first year after certain Class I purchases made without a sales charge, Distributors may keep the Rule 12b-1 fees associated with the purchase.


Under the Class II plan, the Fund may pay Distributors up to 0.50% per year of Class II's average daily net assets to pay Distributors or others for providing distribution and related services and bearing certain Class II expenses. All distribution expenses over this amount will be borne by those who have incurred them. During the first year after a purchase of Class II shares, Distributors may keep this portion of the Rule 12b-1 fees associated with the purchase.

The Fund may also pay a servicing fee of up to 0.15% per year of Class II's average daily net assets under the Class II plan. This fee may be used to pay Securities Dealers or others for, among other things, helping to establish and maintain customer accounts and records, helping with requests to buy and sell shares, receiving and answering correspondence, monitoring dividend payments from the Fund on behalf of customers, and similar servicing and account maintenance activities.


The Rule 12b-1 fees charged to each class are based only on the fees attributable to that particular class. For more information, please see "The Fund's Underwriter" in the SAI.

HOW DOES THE FUND MEASURE PERFORMANCE?

From time to time, each class of the Fund advertises its performance. The more commonly used measures of performance are total return, current yield and current distribution rate. Each class may also advertise its taxable-equivalent yield and distribution rate. Performance figures are usually calculated using the maximum sales charges, but certain figures may not include sales charges.


Total return is the change in value of an investment over a given period. It assumes any dividends and capital gains are reinvested. Current yield for each class shows the income per share earned by that class. The current distribution rate shows the dividends or distributions paid to shareholders of a class. This rate is usually computed by annualizing the dividends paid per share during a certain period and dividing that amount by the current Offering Price of the class. Unlike current yield, the current distribution rate may include income distributions from sources other than dividends and interest received by the Fund. The taxable-equivalent yield and distribution rate show the before-tax yield or distribution rate that would have to be earned from a taxable investment to equal the yield or distribution rate of the class, assuming one or more tax rates.


The investment results of each class will vary. Performance figures are always based on past performance and do not guarantee future results. For a more detailed description of how the Fund calculates its performance figures, please see "How does the Fund Measure Performance?" in the SAI.

HOW TAXATION AFFECTS THE FUND AND ITS SHAREHOLDERS

The following discussion reflects some of the tax considerations that affect mutual funds and their shareholders. For more information on tax matters relating to the Fund and its shareholders, see "Additional Information on Distributions and Taxes" in the SAI.

The Fund is treated as a separate entity for federal income tax purposes. The Fund has elected and intends to continue to qualify as a regulated investment company under Subchapter M of the Code. By distributing all of its income and meeting certain other requirements relating to the sources of its income and diversification of its assets, the Fund will generally not be liable for federal income or excise taxes.

By meeting certain requirements of the Code, the Fund has qualified and continues to qualify to pay exempt-interest dividends to its shareholders. Exempt-interest dividends are derived from interest income exempt from regular federal income tax, and are not subject to regular federal income tax for you. In addition, to the extent that exempt-interest dividends are derived from interest on obligations of New York and its political subdivisions, from interest on direct obligations of the federal government, or from interest on U.S. territorial obligations including Puerto Rico, the U.S. Virgin Islands or Guam, they will also be exempt from New York State and New York City personal income taxes. For corporate taxpayers subject to the New York State franchise tax, however, these categories of interest income will generally be taxable.

To the extent dividends are derived from taxable income from temporary investments including the discount from certain stripped obligations or their coupons or income from securities loans or other taxable transactions, from the excess of net short-term capital gain over net long-term capital loss, or from ordinary income derived from the sale or disposition of bonds purchased with market discount after April 30, 1993, they are treated as ordinary income whether you have elected to receive them in cash or in additional shares.

From time to time, the Fund may buy a tax-exempt obligation with market discount; that is, for a price that is less than the principal amount of the bond, or for a price that is less than the principal amount of the bond where the bond was issued with original issue discount, and such market discount exceeds a de minimis amount. For obligations purchased after April 30, 1993, a portion of the gain (not to exceed the accrued portion of market discount as of the time of sale or disposition) is treated as ordinary income rather than capital gain. Any distribution by the Fund of such market discount income will be taxable as ordinary income. In any fiscal year, the Fund may elect not to distribute its taxable ordinary income and, instead, to pay federal income or excise taxes on this income at the Fund level. The amount of such distributions, if any, is expected to be small.

Pursuant to the Code, certain distributions that are declared in October, November or December but which, for operational reasons, may not be paid to you until the following January will be treated, for tax purposes, as if received by you on December 31 of the calendar year in which they are declared.

The Fund may derive capital gains and losses in connection with sales of its portfolio securities. Distributions derived from the excess of net short-term capital gain over net long-term capital loss will be taxable to you as ordinary income. Distributions paid from long-term capital gain will be taxable to you as long-term capital gain, regardless of the length of time you have owned Fund shares and regardless of whether such distributions are received in cash or in additional shares.

Redemptions and exchanges of Fund shares are taxable events on which you may realize a gain or loss. Any loss incurred on the sale or exchange of Fund shares, held for six months or less, will be disallowed to the extent of any exempt-interest dividends received with respect to such shares and will be treated as a long-term capital loss to the extent of capital gain dividends received with respect to such shares.

All or a portion of any loss that you realize when you redeem Fund shares will be disallowed to the extent that you buy other shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before of after your share redemption. Any loss disallowed under these rules will be added to the tax basis that you receive in the purchase of your new shares.

Since the Fund's income is derived from interest income and gain on the sale of portfolio securities rather than dividend income, no portion of the Fund's distributions is eligible for the corporate dividends-received deduction.

The Fund will inform you of the source of its dividends and distributions at the time they are paid and will, promptly after the close of each calendar year, advise you of the tax status for federal income tax purposes of such dividends and distributions, including the portion of the dividends on an average basis that is taxable income or interest income that is a tax preference item under the alternative minimum tax. If you have not held shares of the Fund for a full calendar year, you may have designated as tax-exempt or as tax preference income a percentage of income that is not equal to the actual amount of tax-exempt or tax preference income earned during the period of your investment in the Fund.

The interest on bonds issued to finance public purpose state and local government operations is generally tax-exempt. Interest on certain private activity bonds, while still tax-exempt for regular income tax reporting, is a preference item in determining whether or not you are subject to the alternative minimum tax, and could subject you to, or increase your liability for, federal and, in some states, state alternative minimum taxes. Corporate shareholders are subject to special rules.

Consistent with its investment objective, the Fund may buy private activity bonds if, in Advisers' opinion, the bonds represent the most attractive investment opportunity then available to the Fund. For the fiscal year ended December 31, 1996, the Fund derived 8.72% of its income from bonds, the interest on which is a preference item subject to the federal alternative minimum tax for certain investors.

Exempt-interest dividends of the Fund, although exempt from regular federal income tax, are includible in the tax base for determining the extent to which a shareholder's social security or railroad retirement benefits will be subject to federal income tax. You are required to disclose the receipt of tax-exempt interest on your federal income tax returns.

Interest on indebtedness incurred (directly or indirectly) by you to buy or carry Fund shares may not be fully deductible for federal or state income tax purposes. You should consult with your personal tax advisor on the deductibility of this interest.

The description above relates only to federal income tax law and to New York State and New York City personal income tax treatment to the extent indicated. You should consult your tax advisor to determine whether other state or local income or intangible taxes will apply to your investment in the Fund or to distributions or redemption proceeds received from the Fund. Whether you are a corporate, individual or trust shareholder, you should contact your tax advisor to determine the impact of Fund dividends and capital gain distributions under the alternative minimum tax that may apply to your particular tax situation.

If you are not considered a U.S. person for federal income tax purposes, you should consult with your financial or tax advisor regarding the applicability of U.S. withholding or other taxes on distributions received by you from the Fund and the application of foreign tax laws to these distributions.


HOW IS THE TRUST ORGANIZED?


The Fund is a non-diversified series of Franklin New York Tax-Free Trust (the "Trust"), an open-end management investment company, commonly called a mutual fund. It was organized as a Massachusetts business trust in July 1986, and is registered with the SEC. The Fund offers two classes of shares: Franklin New York Insured Tax-Free Income Fund - Class I and Franklin New York Insured Tax-Free Income Fund Class II. All shares outstanding before the offering of Class II shares are considered Class I shares. Additional series and classes of shares may be offered in the future.

Shares of each class represent proportionate interests in the assets of the Fund and have the same voting and other rights and preferences as any other class of the Fund for matters that affect the Fund as a whole. For matters that only affect one class, however, only shareholders of that class may vote. Each class will vote separately on matters affecting only that class, or expressly required to be voted on separately by state or federal law. Shares of each class of a series have the same voting and other rights and preferences as the other classes and series of the Trust for matters that affect the Trust as a whole.


The Trust has noncumulative voting rights. This gives holders of more than 50% of the shares voting the ability to elect all of the members of the Board. If this happens, holders of the remaining shares voting will not be able to elect anyone to the Board.


The Trust does not intend to hold annual shareholder meetings. The Trust or a series of the Trust may hold special meetings, however, for matters requiring shareholder approval. A meeting may also be called by the Board in its discretion or by shareholders holding at least 10% of the outstanding shares. In certain circumstances, we are required to help you communicate with other shareholders about the removal of a Board member.


ABOUT YOUR ACCOUNT

HOW DO I BUY SHARES?

OPENING YOUR ACCOUNT

To open your account, contact your investment representative or complete and sign the enclosed shareholder application and return it to the Fund with your check. Please indicate which class of shares you want to buy. If you do not specify a class, your purchase will be automatically invested in Class I shares.

                               MINIMUM
                             INVESTMENTS*
----------------------------------------
To Open Your Account.......    $100

To Add to Your Account.....    $ 25

*We may refuse any order to buy shares. Currently, the Fund does not allow investments by Market Timers.

DECIDING WHICH CLASS TO BUY

You should consider a number of factors when deciding which class of shares to buy. IF YOU PLAN TO BUY $1 MILLION OR MORE IN A SINGLE PAYMENT OR YOU QUALIFY TO BUY CLASS I SHARES WITHOUT A SALES CHARGE, YOU MAY NOT BUY CLASS II SHARES.

Generally, you should consider buying Class I shares if:

o you expect to invest in the Fund over the long term;

o you qualify to buy Class I shares at a reduced sales charge; or

o you plan to buy $1 million or more over time.

You should consider Class II shares if:

o you expect to invest less than $100,000 in the Franklin Templeton
Funds; and

o you plan to sell a substantial number of your shares within approximately six years or less of your investment.

Class I shares are generally more attractive for long-term investors because of Class II's higher Rule 12b-1 fees. These may accumulate over time to outweigh the lower Class II front-end sales charge and result in lower income dividends for Class II shareholders. If you qualify to buy Class I shares at a reduced sales charge based upon the size of your purchase or through our Letter of Intent or cumulative quantity discount programs, but plan to hold your shares less than approximately six years, you should evaluate whether it is more economical for you to buy Class I or Class II shares.

For purchases of $1 million or more, it is considered more beneficial for you to buy Class I shares since there is no front-end sales charge, even though these purchases may be subject to a Contingent Deferred Sales Charge. Any purchase of $1 million or more is therefore automatically invested in Class I shares. You may accumulate more than $1 million in Class II shares through purchases over time, but if you plan to do this you should determine whether it would be more beneficial for you to buy Class I shares through a Letter of Intent.

Please consider all of these factors before deciding which class of shares to buy. There are no conversion features attached to either class of shares.

PURCHASE PRICE OF FUND SHARES

For Class I shares, the sales charge you pay depends on the dollar amount you invest, as shown in the table below. The sales charge for Class II shares is 1% and, unlike Class I, does not vary based on the size of your purchase.

                                        TOTAL SALES CHARGE     AMOUNT PAID
                                        AS A PERCENTAGE OF    TO DEALER AS A
                                        ------------------    PERCENTAGE OF
AMOUNT OF PURCHASE                      OFFERING  NET AMOUNT  OFFERING PRICE
AT OFFERING PRICE                         PRICE    INVESTED

CLASS I

Under $100,000 .......................    4.25%       4.44%       4.00%

$100,000 but less than $250,000 ......    3.50%       3.63%       3.25%

$250,000 but less than $500,000 ......    2.75%       2.83%       2.50%

$500,000 but less than $1,000,000.....    2.15%       2.20%       2.00%

$1,000,000 or more* ..................    None        None        None

CLASS II

Under $1,000,000* ....................    1.00%       1.01%       1.00%


*A Contingent Deferred Sales Charge of 1% may apply to Class I purchases of $1 million or more and any Class II purchase. Please see "How Do I Sell Shares? - Contingent Deferred Sales Charge." Please also see "Other Payments to Securities Dealers" below for a discussion of payments Distributors may make out of its own resources to Securities Dealers for certain purchases. Purchases of Class II shares are limited to purchases below $1 million. Please see "Deciding Which Class to Buy."

SALES CHARGE REDUCTIONS AND WAIVERS

IF YOU QUALIFY TO BUY SHARES UNDER ONE OF THE SALES CHARGE REDUCTION OR
WAIVER CATEGORIES DESCRIBED BELOW, PLEASE INCLUDE A WRITTEN STATEMENT WITH EACH PURCHASE ORDER EXPLAINING WHICH PRIVILEGE APPLIES. If you don't include this statement, we cannot guarantee that you will receive the sales charge reduction or waiver.


CUMULATIVE QUANTITY DISCOUNTS - CLASS I ONLY. To determine if you may pay a reduced sales charge, the amount of your current Class I purchase is added to the cost or current value, whichever is higher, of your existing shares in the Franklin Templeton Funds, as well as those of your spouse, children under the age of 21 and grandchildren under the age of 21. If you are the sole owner of a company, you may also add any company accounts, including retirement plan accounts.


Letter of Intent - Class I Only. You may buy Class I shares at a reduced sales charge by completing the Letter of Intent section of the shareholder application. A Letter of Intent is a commitment by you to invest a specified dollar amount during a 13 month period. The amount you agree to invest determines the sales charge you pay on Class I shares.

BY COMPLETING THE LETTER OF INTENT SECTION OF THE SHAREHOLDER APPLICATION, YOU ACKNOWLEDGE AND AGREE TO THE FOLLOWING:

o You authorize Distributors to reserve 5% of your total intended purchase in Class I shares registered in your name until you fulfill your Letter.

o You give Distributors a security interest in the reserved shares and appoint Distributors as attorney-in-fact.

o Distributors may sell any or all of the reserved shares to cover any additional sales charge if you do not fulfill the terms of the Letter.

o Although you may exchange your shares, you may not sell reserved shares until you complete the Letter or pay the higher sales charge.

Your periodic statements will include the reserved shares in the total shares you own. We will pay or reinvest dividend and capital gain distributions on the reserved shares as you direct.


If you would like more information about the Letter of Intent privilege, please see "How Do I Buy, Sell and Exchange Shares? - Letter of Intent" in the SAI or call Shareholder Services.


GROUP PURCHASES - CLASS I ONLY. If you are a member of a qualified group, you may buy Class I shares at a reduced sales charge that applies to the group as a whole. The sales charge is based on the combined dollar value of the group members' existing investments, plus the amount of the current purchase.

A qualified group is one that:

o Was formed at least six months ago,

o Has a purpose other than buying Fund shares at a discount,

o Has more than 10 members,

o Can arrange for meetings between our representatives and group members,


o Agrees to include Franklin Templeton Fund sales and other materials in publications and mailings to its members at reduced or no cost to Distributors,


o Agrees to arrange for payroll deduction or other bulk transmission of investments to the Fund, and

o Meets other uniform criteria that allow Distributors to achieve cost savings in distributing shares.

SALES CHARGE WAIVERS. The Fund's sales charges (front-end and contingent deferred) will not apply to certain purchases. For waiver categories 1 or 2 below: (i) the distributions or payments must be reinvested within 365 days of their payment date, and (ii) Class II distributions may be reinvested in either Class I or Class II shares. Class I distributions may only be reinvested in Class I shares.

The Fund's sales charges will not apply if you are buying Class I shares with money from the following sources or Class II shares with money from the sources in waiver categories 1 or 3:


1. Dividend and capital gain distributions from any Franklin Templeton Fund or a real estate investment trust (REIT) sponsored or advised by Franklin Properties, Inc.

2. Annuity payments received under either an annuity option or from death benefit proceeds, only if the annuity contract offers as an investment option the Franklin Valuemark Funds, the Templeton Variable Annuity Fund, the Templeton Variable Products Series Fund, or the Franklin Government Securities Trust. You should contact your tax advisor for information on any tax consequences that may apply.


3.   Redemptions from any Franklin Templeton Fund if you:

     o Originally paid a sales charge on the shares,

     o Reinvest the money within 365 days of the redemption date, and

     o Reinvest the money in the same class of shares.


An exchange is not considered a redemption for this privilege. The Contingent Deferred Sales Charge will not be waived if the shares were subject to a Contingent Deferred Sales Charge when sold. We will credit your account in shares, at the current value, in proportion to the amount reinvested for any Contingent Deferred Sales Charge paid in connection with the earlier redemption, but a new Contingency Period will begin.


If you immediately placed your redemption proceeds in a Franklin Bank CD, you may reinvest them as described above. The proceeds must be reinvested within 365 days from the date the CD matures, including any rollover.


4. Redemptions from other mutual funds - This waiver category is only effective with respect to purchases of Fund shares made prior to June 1, 1997.

If you sold shares of a fund that is not a Franklin Templeton Fund within the past 60 days, you may invest the proceeds without any sales charge if (a) the investment objectives were similar to the Fund's, and (b) your shares in that fund were subject to any front-end or contingent deferred sales charges at the time of purchase. You must provide a copy of the statement showing your redemption, and purchase the Fund's shares prior to June 1, 1997.


The Fund's sales charges will also not apply to Class I purchases by:

5. Trust companies and bank trust departments agreeing to invest in Franklin Templeton Funds over a 13 month period at least $1 million of assets held in a fiduciary, agency, advisory, custodial or similar capacity and over which the trust companies and bank trust departments or other plan fiduciaries or participants, in the case of certain retirement plans, have full or shared investment discretion. We will accept orders for these accounts by mail accompanied by a check or by telephone or other means of electronic data transfer directly from the bank or trust company, with payment by federal funds received by the close of business on the next business day following the order.

6. An Eligible Governmental Authority. Please consult your legal and investment advisors to determine if an investment in the Fund is permissible and suitable for you and the effect, if any, of payments by the Fund on arbitrage rebate calculations.


7. Broker-dealers, registered investment advisors or certified financial planners who have entered into an agreement with Distributors for clients participating in comprehensive fee programs


8. Registered Securities Dealers and their affiliates, for their investment accounts only

9. Current employees of Securities Dealers and their affiliates and their family members, as allowed by the internal policies of their employer

10. Officers, trustees, directors and full-time employees of the Franklin Templeton Funds or the Franklin Templeton Group, and their family members, consistent with our then-current policies

11. Investment companies exchanging shares or selling assets pursuant to a merger, acquisition or exchange offer

12. Accounts managed by the Franklin Templeton Group

13. Certain unit investment trusts and their holders reinvesting distributions from the trusts

OTHER PAYMENTS TO SECURITIES DEALERS


The payments described below may be made to Securities Dealers who initiate and are responsible for Class II purchases and certain Class I purchases made without a sales charge. The payments are subject to the sole discretion of Distributors, and are paid by Distributors or one of its affiliates and not by the Fund or its shareholders.

1. Class II purchases - up to 1% of the purchase price.

2. Class I purchases of $1 million or more - up to 0.75% of the amount invested.

3. Class I purchases by trust companies and bank trust departments, Eligible Governmental Authorities, and broker-dealers or others on behalf of clients participating in comprehensive fee programs - up to 0.25% of the amount invested.

A Securities Dealer may receive only one of these payments for each qualifying purchase. Securities Dealers who receive payments in connection with investments described in paragraphs 1 or 2 above will be eligible to receive the Rule 12b-1 fee associated with the purchase starting in the thirteenth calendar month after the purchase.

For breakpoints that may apply and information on additional compensation payable to Securities Dealers in connection with the sale of Fund shares, please see "How Do I Buy, Sell and Exchange Shares? Other Payments to Securities Dealers" in the SAI.


MAY I EXCHANGE SHARES FOR SHARES OF ANOTHER FUND?

We offer a wide variety of funds. If you would like, you can move your investment from your Fund account to an existing or new account in another Franklin Templeton Fund (an "exchange"). Because it is technically a sale and a purchase of shares, an exchange is a taxable transaction.

If you own Class I shares, you may exchange into any of our money funds except Franklin Templeton Money Fund II ("Money Fund II"). Money Fund II is the only money fund exchange option available to Class II shareholders. Unlike our other money funds, shares of Money Fund II may not be purchased directly and no drafts (checks) may be written on Money Fund II accounts.


Before making an exchange, please read the prospectus of the fund you are interested in. This will help you learn about the fund, its investment objective and policies, and its rules and requirements for exchanges. For example, some Franklin Templeton Funds do not accept exchanges and others may have different investment minimums. Some Franklin Templeton Funds do not offer Class II shares.


METHOD         STEPS TO FOLLOW
----------------------------------------------------------------------------
BY MAIL               1. Send us written instructions signed by all account
                         owners

                      2. Include any outstanding share certificates for the
                         shares you're exchanging
---------------------------------------------------------------------------
BY PHONE              Call Shareholder Services or TeleFACTS(R)

                      If you do not want the ability to exchange by phone to
                      apply to your account, please let us know.
----------------------------------------------------------------------------
THROUGH YOUR DEALER   Call your investment representative
----------------------------------------------------------------------------
Please refer to "Transaction Procedures and Special Requirements" for other important information on how to exchange shares.


WILL SALES CHARGES APPLY TO MY EXCHANGE?

You generally will not pay a front-end sales charge on exchanges. If you have held your shares less than six months, however, you will pay the percentage difference between the sales charge you previously paid and the applicable sales charge of the new fund. If you have never paid a sales charge on your shares because, for example, they have always been held in a money fund, you will pay the Fund's applicable sales charge no matter how long you have held your shares. These charges may not apply if you qualify to buy shares without a sales charge.

We will not impose a Contingent Deferred Sales Charge when you exchange shares. Any shares subject to a Contingent Deferred Sales Charge at the time of exchange, however, will remain so in the new fund. See the discussion on Contingent Deferred Sales Charges below and under "How Do I Sell Shares?"

CONTINGENT DEFERRED SALES CHARGE - CLASS I. For accounts with Class I shares subject to a Contingent Deferred Sales Charge, shares are exchanged into the new fund in the order they were purchased. If you exchange Class I shares into one of our money funds, the time your shares are held in that fund will not count towards the completion of any Contingency Period.


CONTINGENT DEFERRED SALES CHARGE - CLASS II. For accounts with Class II shares subject to a Contingent Deferred Sales Charge, shares are exchanged into the new fund proportionately based on the amount of shares subject to a Contingent Deferred Sales Charge and the length of time the shares have been held. For example, suppose you own $1,000 in shares that have never been subject to a Contingent Deferred Sales Charge, such as shares from the reinvestment of dividends and capital gains ("free shares"), $2,000 in shares that are no longer subject to a Contingent Deferred Sales Charge because you have held them for longer than 18 months ("matured shares"), and $3,000 in shares that are still subject to a Contingent Deferred Sales Charge ("CDSC liable shares"). If you exchange $3,000 into a new fund, $500 will be exchanged from free shares, $1,000 from matured shares, and $1,500 from CDSC liable shares.


Likewise, CDSC liable shares purchased at different times will be exchanged into a new fund proportionately. For example, assume you purchased $1,000 in shares 3 months ago, 6 months ago, and 9 months ago. If you exchange $1,500 into a new fund, $500 will be exchanged from shares purchased at each of these three different times.

While Class II shares are exchanged proportionately, they are redeemed in the order purchased. In some cases, this means exchanged shares may be CDSC liable even though they would not be subject to a Contingent Deferred Sales Charge if they were sold. We believe the proportional method of exchanging Class II shares more closely reflects the expectations of Class II shareholders if shares are sold during the Contingency Period. The tax consequences of a sale or exchange are determined by the Code and not by the method used by the Fund to transfer shares.

If you exchange your Class II shares for shares of Money Fund II, the time your shares are held in that fund will count towards the completion of any Contingency Period.

EXCHANGE RESTRICTIONS

Please be aware that the following restrictions apply to exchanges:


o You may only exchange shares within the same class, except as noted below.

o The accounts must be identically registered. You may, however, exchange shares from a Fund account requiring two or more signatures into an identically registered money fund account requiring only one signature for all transactions. Please notify us in writing if you do not want this option to be available on your account. Additional procedures may apply. Please see "Transaction Procedures and Special Requirements."


o The fund you are exchanging into must be eligible for sale in your state.

o We may modify or discontinue our exchange policy if we give you 60 days' written notice.

o Currently, the Fund does not allow investments by Market Timers.

Because excessive trading can hurt Fund performance and shareholders, we may refuse any exchange purchase if (i) we believe the Fund would be harmed or unable to invest effectively, or (ii) the Fund receives or anticipates simultaneous orders that may significantly affect the Fund.

LIMITED EXCHANGES BETWEEN DIFFERENT CLASSES OF SHARES

Certain funds in the Franklin Templeton Funds offer classes of shares not offered by the Fund, such as "Advisor Class" or "Class Z" shares. Because the Fund does not currently offer an Advisor Class, you may exchange Advisor Class shares of any Franklin Templeton Fund for Class I shares of the Fund at Net Asset Value. If you do so and you later decide you would like to exchange into a fund that offers an Advisor Class, you may exchange your Class I shares for Advisor Class shares of that fund. Beginning on or about May 27, 1997, certain shareholders of Class Z shares of Franklin Mutual Series Fund Inc. may also exchange their Class Z shares for Class I shares of the Fund at Net Asset Value.


HOW DO I SELL SHARES?

You may sell (redeem) your shares at any time.


METHOD         STEPS TO FOLLOW
------------------------------------------------------------------------------
BY MAIL        1. Send us written instructions signed by all account
                  owners

               2. Include any outstanding share certificates for the
                  shares you are selling

               3. Provide a signature guarantee if required

               4. Corporate, partnership and trust accounts may need to
                  send additional documents. Accounts under court jurisdiction may have other requirements.
------------------------------------------------------------------------------
BY WIRE

(Available for requests of $1,000, up to $50,000)

               1. You must sign up for the wire feature before using it. To sign up, send us written instructions, with a signature guarantee. To avoid any delay in processing, the instructions should include:

                  o The name, address and telephone number of the bank where you want the proceeds sent

                  o Your bank account number

                  o The Federal Reserve ABA routing number

                  o If you are using a savings and loan or credit union, the name of the corresponding bank and the account number

               2. Call Shareholder Services for wire instructions

               3. If we receive your request in proper form before 1:00 p.m.
                  Pacific time, your wire payment will be sent the next business day. For requestsreceived in proper form after 1:00 p.m. Pacific time, the payment will be sent the second business day.

               You may have redemption proceeds wired to an escrow account without preauthorized instructions.

METHOD         STEPS TO FOLLOW
-------------------------------------------------------------------------------
BY PHONE       Call Shareholder Services

               Telephone requests will be accepted:

               o If the request is $50,000 or less. Institutional accounts may exceed $50,000 by completing a separate agreement. Call Institutional Services to receive a copy.

               o If there are no share certificates issued for the shares you want to sell or you have already returned them to the Fund

               o Unless the address on your account was changed by phone within the last 15 days

               If you do not want the ability to redeem by phone to apply to your account, please let us know. If you later decide you would like this option, send us written instructions, with a signature guarantee.
-------------------------------------------------------------------------------
THROUGH YOUR DEALER   Call your investment representative
-------------------------------------------------------------------------------
If you redeem your shares by mail or by phone, we will send your redemption check within seven days after we receive your request in proper form. If you would like the check to be sent to an address other than the address of record or to be made payable to someone other than the registered owners on the account, send us written instructions signed by all account owners, with a signature guarantee. We are not able to receive or pay out cash in the form of currency.

The wiring of redemption proceeds is a special service that we make available whenever possible. By offering this service to you, however, the Fund is not bound to meet any redemption request in less than the seven day period prescribed by law. Neither the Fund nor its agents shall be liable to you or any other person if, for any reason, a redemption request by wire is not processed as described in this section.

If you sell shares you recently purchased with a check or draft, we may delay sending you the proceeds for up to 15 days or more to allow the check or draft to clear. A certified or cashier's check may clear in less time.


Under unusual circumstances, we may suspend redemptions or postpone payment for more than seven days as permitted by federal securities law.

Please refer to "Transaction Procedures and Special Requirements" for other important information on how to sell shares.

CONTINGENT DEFERRED SALES CHARGE


For Class I purchases, if you did not pay a front-end sales charge because you invested $1 million or more or agreed to invest $1 million or more under a Letter of Intent, a Contingent Deferred Sales Charge may apply if you sell all or a part of your investment within the Contingency Period. Once you have invested $1 million or more, any additional Class I investments you make without a sales charge may also be subject to a Contingent Deferred Sales Charge if they are sold within the Contingency Period. For any Class II purchase, a Contingent Deferred Sales Charge may apply if you sell the shares within the Contingency Period. The charge is 1% of the value of the shares sold or the Net Asset Value at the time of purchase, whichever is less.

We will first redeem any shares in your account that are not subject to the charge. If there are not enough of these to meet your request, we will redeem shares subject to the charge in the order they were purchased.


Unless otherwise specified, when you request to sell a stated dollar amount, we will redeem additional shares to cover any Contingent Deferred Sales Charge. For requests to sell a stated number of shares, we will deduct the amount of the Contingent Deferred Sales Charge, if any, from the sale proceeds.

WAIVERS. We waive the Contingent Deferred Sales Charge for:

o Exchanges

o Account fees

o Sales of shares purchased pursuant to a sales charge waiver

o Redemptions by the Fund when an account falls below the minimum required account size

o Redemptions following the death of the shareholder or beneficial owner

o Redemptions through a systematic withdrawal plan set up before February 1, 1995


o Redemptions through a systematic withdrawal plan set up on or after February 1, 1995, at rate of up to 1% a month of an account's Net Asset Value. For example, if you maintain an annual balance of $1 million in Class I shares, you can redeem up to $120,000 annually through a systematic withdrawal plan free of charge. Likewise, if you maintain an annual balance of $10,000 in Class II shares, $1,200 may be redeemed annually free of charge.

WHAT DISTRIBUTIONS MIGHT I RECEIVE FROM THE FUND?

The Fund declares dividends from its net investment income daily and pays them monthly on or about the 20th day of the month. The daily allocation of net investment income begins on the day after we receive your money or settlement of a wire order trade and continues to accrue through the day we receive your request to sell your shares or the settlement of a wire order trade.


Capital gains, if any, may be distributed twice a year, usually once in December and once after the end of the Fund's fiscal year.

Dividends and capital gains are calculated and distributed the same way for each class. The amount of any income dividends per share will differ, however, generally due to the difference in the Rule 12b-1 fees of Class I and Class II.


Dividend payments are not guaranteed, are subject to the Board's discretion and may vary with each payment. The Fund does not pay "interest" or guarantee any fixed rate of return on an investment in its shares.

DISTRIBUTION OPTIONS

You may receive your distributions from the Fund in any of these ways:

1. BUY ADDITIONAL SHARES OF THE FUND - You may buy additional shares of the same class of the Fund (without a sales charge or imposition of a Contingent Deferred Sales Charge) by reinvesting capital gain distributions, or both dividend and capital gain distributions. If you own Class II shares, you may also reinvest your distributions in Class I shares of the Fund. This is a convenient way to accumulate additional shares and maintain or increase your earnings base.

2. BUY SHARES OF OTHER FRANKLIN TEMPLETON FUNDS - You may direct your distributions to buy the same class of shares of another Franklin Templeton Fund (without a sales charge or imposition of a Contingent Deferred Sales Charge). If you own Class II shares, you may also direct your distributions to buy Class I shares of another Franklin Templeton Fund. Many shareholders find this a convenient way to diversify their investments.


3. RECEIVE DISTRIBUTIONS IN CASH - You may receive dividends, or both dividend and capital gain distributions in cash. If you have the money sent to another person or to a checking account, you may need a signature guarantee. If you send the money to a checking account, please see "Electronic Fund Transfers" under "Services to Help You Manage Your Account."

TO SELECT ONE OF THESE OPTIONS, PLEASE COMPLETE SECTIONS 6 AND 7 OF THE SHAREHOLDER APPLICATION INCLUDED WITH THIS PROSPECTUS OR TELL YOUR INVESTMENT REPRESENTATIVE WHICH OPTION YOU PREFER. IF YOU DO NOT SELECT AN OPTION, WE WILL AUTOMATICALLY REINVEST DIVIDEND AND CAPITAL GAIN DISTRIBUTIONS IN THE SAME CLASS OF THE FUND. You may change your distribution option at any time by notifying us by mail or phone. Please allow at least seven days before the reinvestment date for us to process the new option.


TRANSACTION PROCEDURES AND SPECIAL REQUIREMENTS


HOW AND WHEN SHARES ARE PRICED

The Fund is open for business each day the NYSE is open. We determine the Net Asset Value per share of each class as of the scheduled close of the NYSE, generally 1:00 p.m. Pacific time. You can find the prior day's closing Net Asset Value and Offering Price for each class in many newspapers.

The Net Asset Value of all outstanding shares of each class is calculated on a pro rata basis. It is based on each class' proportionate participation in the Fund, determined by the value of the shares of each class. Each class, however, bears the Rule 12b-1 fees payable under its Rule 12b-1 plan. To calculate Net Asset Value per share of each class, the assets of each class are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares of the class outstanding. The Fund's assets are valued as described under "How are Fund Shares Valued?" in the SAI.


THE PRICE WE USE WHEN YOU BUY OR SELL SHARES

You buy shares at the Offering Price of the class you wish to purchase, unless you qualify to buy shares at a reduced sales charge or with no sales charge. The Offering Price of each class is based on the Net Asset Value per share of the class and includes the maximum sales charge. We calculate it to two decimal places using standard rounding criteria. You sell shares at Net Asset Value.


The Net Asset Value we use when you buy or sell shares is the one next calculated after we receive your transaction request in proper form. If you buy or sell shares through your Securities Dealer, however, we will use the Net Asset Value next calculated after your Securities Dealer receives your request, which is promptly transmitted to the Fund.


PROPER FORM

An order to buy shares is in proper form when we receive your signed shareholder application and check. Written requests to sell or exchange shares are in proper form when we receive written instructions signed by all registered owners, with a signature guarantee if necessary. We must also receive any outstanding share certificates for those shares.

WRITTEN INSTRUCTIONS

Written instructions must be signed by all registered owners. To avoid any delay in processing your transaction, they should include:

o Your name,

o The Fund's name,

o The class of shares,

o A description of the request,

o For exchanges, the name of the fund you're exchanging into,

o Your account number,

o The dollar amount or number of shares, and

o A telephone number where we may reach you during the day, or in the evening if preferred.

SIGNATURE GUARANTEES

For our mutual protection, we require a signature guarantee in the following situations:

1) You wish to sell over $50,000 worth of shares,

2) You want the proceeds to be paid to someone other than the registered owners,

3) The proceeds are not being sent to the address of record, preauthorized bank account, or preauthorized brokerage firm account,

4) We receive instructions from an agent, not the registered owners,

5) We believe a signature guarantee would protect us against potential claims based on the instructions received.


A signature guarantee verifies the authenticity of your signature. You should be able to obtain a signature guarantee from a bank, broker, credit union, savings association, clearing agency, or securities exchange or association. A notarized signature is not sufficient.


SHARE CERTIFICATES

We will credit your shares to your Fund account. We do not issue share certificates unless you specifically request them. This eliminates the costly problem of replacing lost, stolen or destroyed certificates. If a certificate is lost, stolen or destroyed, you may have to pay an insurance premium of up to 2% of the value of the certificate to replace it.

Any outstanding share certificates must be returned to the Fund if you want to sell or exchange those shares or if you would like to start a systematic withdrawal plan. The certificates should be properly endorsed. You can do this either by signing the back of the certificate or by completing a share assignment form. For your protection, you may prefer to complete a share assignment form. In this case, you should send the certificate and assignment form in separate envelopes.

TELEPHONE TRANSACTIONS

You may initiate many transactions by phone. Please refer to the sections of this prospectus that discuss the transaction you would like to make or call Shareholder Services.


When you call, we will request personal or other identifying information to confirm that instructions are genuine. We will also record calls. We will not be liable for following instructions communicated by telephone if we reasonably believe they are genuine. For your protection, we may delay a transaction or not implement one if we are not reasonably satisfied that the instructions are genuine. If this occurs, we will not be liable for any loss.

If our lines are busy or you are otherwise unable to reach us by phone, you may wish to ask your investment representative for assistance or send us written instructions, as described elsewhere in this prospectus. If you are unable to execute a transaction by telephone, we will not be liable for any loss.


ACCOUNT REGISTRATIONS AND REQUIRED DOCUMENTS


When you open an account, we need you to tell us how you want your shares registered. How you register your account will affect your ownership rights and ability to make certain transactions. If you have questions about how to register your account, you should consult your investment representative or legal advisor. Please keep the following information in mind when registering your account.

JOINT OWNERSHIP. If you open an account with two or more owners, we register the account as "joint tenants with rights of survivorship" unless you tell us otherwise. An account registered as "joint tenants with rights of survivorship" is shown as "Jt Ten" on your account statement. For any account with two or more owners, all owners must sign instructions to process transactions and changes to the account. Even if the law in your state says otherwise, we cannot accept instructions to change owners on the account unless all owners agree in writing. If you would like another person or owner to sign for you, please send us a current power of attorney.


GIFTS AND TRANSFERS TO MINORS. You may set up a custodial account for a minor under your state's Uniform Gifts/Transfers to Minors Act. Other than this form of registration, a minor may not be named as an account owner.


TRUSTS. You should register your account as a trust only if you have a valid written trust document. This avoids future disputes or possible court action over who owns the account.


REQUIRED DOCUMENTS. For corporate, partnership and trust accounts, please send us the following documents when you open your account. This will help avoid delays in processing your transactions while we verify who may sign on the account.

TYPE OF ACCOUNT DOCUMENTS REQUIRED
-------------------------------------------------------------------------------
CORPORATION         Corporate Resolution
-------------------------------------------------------------------------------
PARTNERSHIP    1. The pages from the partnership agreement that identify the general partners, or

               2. A certification for a partnership agreement
-------------------------------------------------------------------------------
TRUST          1. The pages from the trust document that identify the trustees,
                  or

               2. A certification for trust
-------------------------------------------------------------------------------


STREET OR NOMINEE ACCOUNTS. If you have Fund shares held in a "street" or "nominee" name account with your Securities Dealer, you may transfer the shares to the street or nominee name account of another Securities Dealer. Both dealers must have an agreement with Distributors or we cannot process the transfer. Contact your Securities Dealer to initiate the transfer. We will process the transfer after we receive authorization in proper form from your delivering Securities Dealer. Accounts may be transferred electronically through the NSCC. For accounts registered in street or nominee name, we may take instructions directly from the Securities Dealer or your nominee.

ELECTRONIC INSTRUCTIONS. If there is a Securities Dealer or other representative of record on your account, we are authorized to use and execute electronic instructions. We will accept electronic instructions directly from your dealer or representative without further inquiry. Electronic instructions may be processed through the services of the NSCC, which currently include the NSCC's "Networking," "Fund/SERV," and "ACATS" systems, or through Franklin/Templeton's PCTrades II(TM) System.


TAX IDENTIFICATION NUMBER


The IRS requires us to have your correct Social Security or tax identification number on a signed shareholder application or applicable tax form. Federal law requires us to withhold 31% of your taxable distributions and sale proceeds if
(i) you have not furnished a certified correct taxpayer identification number,
(ii) you have not certified that withholding does not apply, (iii) the IRS or a Securities Dealer notifies the Fund that the number you gave us is incorrect, or
(iv) you are subject to backup withholding.


We may refuse to open an account if you fail to provide the required tax identification number and certifications. We may also close your account if the IRS notifies us that your tax identification number is incorrect. If you complete an "awaiting TIN" certification, we must receive a correct tax identification number within 60 days of your initial purchase to keep your account open.

KEEPING YOUR ACCOUNT OPEN

Due to the relatively high cost of maintaining a small account, we may close your account if the value of your shares is less than $50. We will only do this if the value of your account fell below this amount because you voluntarily sold your shares and your account has been inactive (except for the reinvestment of distributions) for at least six months. Before we close your account, we will notify you and give you 30 days to increase the value of your account to $100.

SERVICES TO HELP YOU MANAGE YOUR ACCOUNT

AUTOMATIC INVESTMENT PLAN

Our automatic investment plan offers a convenient way to invest in the Fund. Under the plan, you can have money transferred automatically from your checking account to the Fund each month to buy additional shares. If you are interested in this program, please refer to the automatic investment plan application included with this prospectus or contact your investment representative. The market value of the Fund's shares may fluctuate and a systematic investment plan such as this will not assure a profit or protect against a loss. You may discontinue the program at any time by notifying Investor Services by mail or phone.


AUTOMATIC PAYROLL DEDUCTION - CLASS I ONLY

You may have money transferred from your paycheck to the Fund to buy additional Class I shares. Your investments will continue automatically until you instruct the Fund and your employer to discontinue the plan. To process your investment, we must receive both the check and payroll deduction information in required form. Due to different procedures used by employers to handle payroll deductions, there may be a delay between the time of the payroll deduction and the time we receive the money.


SYSTEMATIC WITHDRAWAL PLAN

Our systematic withdrawal plan allows you to sell your shares and receive regular payments from your account on a monthly, quarterly, semiannual or annual basis. The value of your account must be at least $5,000 and the minimum payment amount for each withdrawal must be at least $50.

If you would like to establish a systematic withdrawal plan, please complete the systematic withdrawal plan section of the shareholder application included with this prospectus and indicate how you would like to receive your payments. You may choose to direct your payments to buy the same class of shares of another Franklin Templeton Fund or have the money sent directly to you, to another person, or to a checking account. If you choose to have the money sent to a checking account, please see "Electronic Fund Transfers" below.


You will generally receive your payment by the end of the month in which a payment is scheduled. When you sell your shares under a systematic withdrawal plan, it is a taxable transaction.

To avoid paying sales charges on money you plan to withdraw within a short period of time, you may not want to set up a systematic withdrawal plan if you plan to buy shares on a regular basis. Shares sold under the plan may also be subject to a Contingent Deferred Sales Charge. Please see "Contingent Deferred Sales Charge" under "How Do I Sell Shares?"

You may discontinue a systematic withdrawal plan, change the amount and schedule of withdrawal payments, or suspend one payment by notifying us in writing at least seven business days before the end of the month preceding a scheduled payment. Please see "How Do I Buy, Sell and Exchange Shares? - Systematic Withdrawal Plan" in the SAI for more information.

ELECTRONIC FUND TRANSFERS - CLASS I ONLY

You may choose to have dividend and capital gain distributions from Class I shares of the Fund or payments under a systematic withdrawal plan sent directly to a checking account. If the checking account is with a bank that is a member of the Automated Clearing House, the payments may be made automatically by electronic funds transfer. If you choose this option, please allow at least fifteen days for initial processing. We will send any payments made during that time to the address of record on your account.


TELEFACTS(R)

From a touch-tone phone, you may call our TeleFACTS system (day or night) at 1-800/247-1753 to:

o obtain information about your account;

o obtain price and performance information about any Franklin Templeton Fund;

o exchange shares between identically registered Franklin accounts; and


o request duplicate statements and deposit slips for Franklin accounts.

You will need the code number for each class to use TeleFACTS. The code number is 181 for Class I and 281 for Class II.


STATEMENTS AND REPORTS TO SHAREHOLDERS

We will send you the following statements and reports on a regular basis:

o Confirmation and account statements reflecting transactions in your account, including additional purchases and dividend reinvestments. PLEASE VERIFY THE ACCURACY OF YOUR STATEMENTS WHEN YOU RECEIVE THEM.

o Financial reports of the Fund will be sent every six months. To reduce Fund expenses, we attempt to identify related shareholders within a household and send only one copy of a report. Call Fund Information if you would like an additional free copy of the Fund's financial reports or an interim quarterly report.

INSTITUTIONAL ACCOUNTS


Additional methods of buying, selling or exchanging shares of the Fund may be available to institutional accounts. Institutional investors may also be required to complete an institutional account application. For more information, call Institutional Services.


AVAILABILITY OF THESE SERVICES

The services above are available to most shareholders. If, however, your shares are held by a financial institution, in a street name account, or networked through the NSCC, the Fund may not be able to offer these services directly to you. Please contact your investment representative.

WHAT IF I HAVE QUESTIONS ABOUT MY ACCOUNT?

If you have any questions about your account, you may write to Investor Services at 777 Mariners Island Blvd., P.O. Box 7777, San Mateo, California 94403-7777. The Fund, Distributors and Advisers are also located at this address. You may also contact us by phone at one of the numbers listed below.

                                             HOURS OF OPERATION (PACIFIC TIME)
DEPARTMENT NAME         TELEPHONE NO.        (MONDAY THROUGH FRIDAY)

Shareholder Services    1-800/632-2301       5:30 a.m. to 5:00 p.m.

Dealer Services         1-800/524-4040       5:30 a.m. to 5:00 p.m.

Fund Information        1-800/DIAL BEN       5:30 a.m. to 8:00 p.m.
                        (1-800/342-5236)     6:30 a.m. to 2:30 p.m. (Saturday)

Retirement Plans        1-800/527-2020       5:30 a.m. to 5:00 p.m.

Institutional Services  1-800/321-8563       6:00 a.m. to 5:00 p.m.

TDD (hearing impaired)  1-800/851-0637       5:30 a.m. to 5:00 p.m.

Your phone call may be monitored or recorded to ensure we provide you with high quality service. You will hear a regular beeping tone if your call is being recorded.


GLOSSARY


USEFUL TERMS AND DEFINITIONS


ADVISERS - Franklin Advisers, Inc., the Fund's investment manager

BOARD - The Board of Trustees of the Trust

CD - Certificate of deposit

CLASS I AND CLASS II - The Fund offers two classes of shares, designated "Class I" and "Class II." The two classes have proportionate interests in the Fund's portfolio. They differ, however, primarily in their sales charge structures and Rule 12b-1 plans.

CODE - Internal Revenue Code of 1986, as amended

CONTINGENCY PERIOD - For Class I shares, the 12 month period during which a Contingent Deferred Sales Charge may apply. For Class II shares, the contingency period is 18 months. Regardless of when during the month you purchased shares, they will age one month on the last day of that month and each following month.

CONTINGENT DEFERRED SALES CHARGE (CDSC) - A sales charge of 1% that may apply if you sell your shares within the Contingency Period.

DISTRIBUTORS - Franklin/Templeton Distributors, Inc., the Fund's principal underwriter. The SAI lists the officers and Board members who are affiliated with Distributors. See "Officers and Trustees."

ELIGIBLE GOVERNMENTAL AUTHORITY - Any state or local government or any instrumentality, department, authority or agency thereof that has determined the Fund is a legally permissible investment and that can only buy shares of the Fund without paying sales charges.


FITCH - Fitch Investors Service, Inc.

FRANKLIN TEMPLETON FUNDS - The U.S. registered mutual funds in the Franklin Group of Funds(R) and the Templeton Group of Funds except Franklin Valuemark Funds, Franklin Government Securities Trust, Templeton Capital Accumulator Fund, Inc., Templeton Variable Annuity Fund, and Templeton Variable Products Series Fund

FRANKLIN TEMPLETON GROUP - Franklin Resources, Inc., a publicly owned holding company, and its various subsidiaries

FRANKLIN TEMPLETON GROUP OF FUNDS - All U.S. registered investment companies in the Franklin Group of Funds(R) and the Templeton Group of Funds

FT SERVICES - Franklin Templeton Services, Inc., the Fund's administrator


INVESTOR SERVICES - Franklin/Templeton Investor Services, Inc., the Fund's shareholder servicing and transfer agent

IRS - Internal Revenue Service

LETTER - Letter of Intent


MARKET TIMERS - Market Timers generally include market timing or allocation services, accounts administered so as to buy, sell or exchange shares based on predetermined market indicators, or any person or group whose transactions seem to follow a timing pattern.

MOODY'S - Moody's Investors Service, Inc.



NASD - National Association of Securities Dealers, Inc.

NET ASSET VALUE (NAV) - The value of a mutual fund is determined by deducting the fund's liabilities from the total assets of the portfolio. The net asset value per share is determined by dividing the net asset value of the fund by the number of shares outstanding.


NEW YORK MUNICIPAL SECURITIES - Municipal securities issued by or on behalf of New York State, its local governments, municipalities, authorities, agencies and political subdivisions


NSCC - National Securities Clearing Corporation


NYSE - New York Stock Exchange


OFFERING PRICE - The public offering price is based on the Net Asset Value per share of the class and includes the front-end sales charge. The maximum front-end sales charge is 4.25% for Class I and 1% for Class II.


RESOURCES - Franklin Resources, Inc.

SAI - Statement of Additional Information


S&P - Standard & Poor's Corporation


SEC - U.S. Securities and Exchange Commission

SECURITIES DEALER - A financial institution that, either directly or through affiliates, has an agreement with Distributors to handle customer orders and accounts with the Fund. This reference is for convenience only and does not indicate a legal conclusion of capacity.


TELEFACTS(R) - Franklin Templeton's automated customer servicing system


U.S. - United States


WE/OUR/US - Unless the context indicates a different meaning, these terms refer to the Fund and/or Investor Services, Distributors, or other wholly owned subsidiaries of Resources.




PROSPECTUS & APPLICATION

FRANKLIN NEW YORK INTERMEDIATE-TERM

TAX-FREE INCOME FUND

INVESTMENT STRATEGY
TAX-FREE INCOME


MAY 1, 1997


FRANKLIN NEW YORK TAX-FREE TRUST

This prospectus describes the Franklin New York Intermediate-Term Tax-Free Income Fund (the "Fund"). It contains information you should know before investing in the Fund. Please keep it for future reference.


The Fund has a Statement of Additional Information ("SAI"), dated May 1, 1997, which may be amended from time to time. It includes more information about the Fund's procedures and policies. It has been filed with the SEC and is incorporated by reference into this prospectus. For a free copy or a larger print version of this prospectus, call 1-800/DIAL BEN or write the Fund at its address.


SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY OF THE U.S. GOVERNMENT. SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

LIKE ALL MUTUAL FUNDS, THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC OR ANY STATE SECURITIES COMMISSION NOR HAS THE SEC OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


THIS PROSPECTUS IS NOT AN OFFERING OF THE SECURITIES HEREIN DESCRIBED IN ANY STATE, JURISDICTION OR COUNTRY IN WHICH THE OFFERING IS NOT AUTHORIZED. NO SALES REPRESENTATIVE, DEALER, OR OTHER PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS. FURTHER INFORMATION MAY BE OBTAINED FROM DISTRIBUTORS.


FRANKLIN NEW YORK INTERMEDIATE-

TERM TAX-FREE INCOME FUND

FRANKLIN NEW YORK INTERMEDIATE-TERM TAX-FREE INCOME FUND


MAY 1, 1997

When reading this prospectus, you will see certain terms beginning with capital letters. This means the term is explained in our glossary section.

TABLE OF CONTENTS

ABOUT THE FUND

Expense Summary ...........................................   2

Financial Highlights ......................................   3

How does the Fund Invest its Assets? ......................   4

What are the Fund's Potential Risks? ......................   7

Who Manages the Fund? .....................................   9

How does the Fund Measure Performance? ....................  11

How Taxation Affects the Fund and its Shareholders ........  11

How is the Trust Organized? ...............................  14

ABOUT YOUR ACCOUNT

How Do I Buy Shares? ......................................  15

May I Exchange Shares for Shares of Another Fund?..........  19

How Do I Sell Shares? .....................................  21

What Distributions Might I Receive from the Fund?..........  23

Transaction Procedures and Special Requirements............  24

Services to Help You Manage Your Account ..................  28

What If I Have Questions About My Account? ................  31

GLOSSARY

Useful Terms and Definitions ..............................  31


777 Mariners Island Blvd.

P.O. Box 7777

San Mateo

CA 94403-7777

1-800/DIAL BEN

Franklin New York Intermediate-

Term Tax-Free Income Fund


ABOUT THE FUND


EXPENSE SUMMARY


This table is designed to help you understand the costs of investing in the Fund. It is based on the Fund's historical expenses for the fiscal year ended December 31, 1996. The Fund's actual expenses may vary.

A. SHAREHOLDER TRANSACTION EXPENSES+

   Maximum Sales Charge Imposed on Purchases
    (as a percentage of Offering Price) ........................      2.25%++

   Deferred Sales Charge........................................      None+++

B. ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)

   Management Fees .............................................      0.63%*

   Rule 12b-1 Fees..............................................      0.09%**

   Other Expenses...............................................      0.11%
                                                                      -------
   Total Fund Operating Expenses ...............................      0.83%*
                                                                      =======
C. EXAMPLE

   Assume the Fund's annual return is 5%, operating expenses are as described above, and you sell your shares after the number of years shown. These are the projected expenses for each $1,000 that you invest in the Fund.

    1 YEAR   3 YEARS   5 YEARS  10 YEARS

    $31***     $48       $68      $123


   THIS IS JUST AN EXAMPLE. IT DOES NOT REPRESENT PAST OR FUTURE EXPENSES OR RETURNS. ACTUAL EXPENSES AND RETURNS MAY BE MORE OR LESS THAN THOSE SHOWN. The Fund pays its operating expenses. The effects of these expenses are reflected in its Net Asset Value or dividends and are not directly charged to your account.

+If your transaction is processed through your Securities Dealer, you may be charged a fee by your Securities Dealer for this service.

++There is no front-end sales charge if you invest $1 million or more.

+++A Contingent Deferred Sales Charge of 1% may apply to purchases of $1 million or more if you sell the shares within one year. See "How Do I Sell Shares? - Contingent Deferred Sales Charge" for details.

*For the period shown, the investment manager had agreed in advance to limit its management fees. With this reduction, management fees were 0.17% and total Fund operating expenses were 0.37%.

**These fees may not exceed 0.10%. The combination of front-end sales charges and Rule 12b-1 fees could cause long-term shareholders to pay more than the economic equivalent of the maximum front-end sales charge permitted under the NASD's rules.

***Assumes a Contingent Deferred Sales Charge will not apply.

FINANCIAL HIGHLIGHTS


This table summarizes the Fund's financial history. The information has been audited by Coopers & Lybrand L.L.P., the Fund's independent auditors. Their audit report covering the period ended December 31, 1992 and each of the most recent four years appears in the financial statements in the Trust's Annual Report to Shareholders for the fiscal year ended December 31, 1996. The Annual Report to Shareholders also includes more information about the Fund's performance. For a free copy, please call Fund Information.

                                                       FOR THE YEAR ENDED DECEMBER 31,
                                                       1996     1995     1994     1993    1992*

PER SHARE OPERATING PERFORMANCE

Net Asset Value at Beginning of Period                $10.40    $9.60    $10.68   $10.21  $10.00
                                                      --------------------------------------------
Net Investment Income                                    .560     .550      .550     .480    .090

Net Realized & Unrealized Gain (Loss) on Securities     (.124)    .795    (1.104)    .536    .135
                                                      --------------------------------------------
Total From Investment Operations                         .436    1.345     (.554)   1.016    .225
                                                      ============================================
Distributions From Net Investment Income                (.556)   (.545)    (.526)   (.546)  (.015)

Net Asset Value at End of Period                       10.28   $10.40     $9.60    10.68  $10.21
                                                      ============================================
Total Return+                                           4.38%   14.31%    (5.42)%  10.18%   2.25%

RATIOS/SUPPLEMENTAL DATA

Net Assets at End of Period (in 000's)                $44,822  $43,229   $35,166  $31,162   $3,459

Ratio of Expenses to Average Net Assets++                .37%     .33%      .05%     - %      - %

Ratio of Net Investment Income to
 Average Net Assets                                     5.47%    5.51%     5.57%    4.96%   4.41%**

Portfolio Turnover Rate                24.67% 24.68%  188.38%   30.95%  20.80%

*For the period September 21, 1992 (effective date of registration) to December 31, 1992.

**Annualized.

+Total return measures the change in value of an investment over the periods indicated. It is not annualized. It does not include the maximum front-end sales charge or the Contingent Deferred Sales Charge, and assumes reinvestment of dividends and capital gains at Net Asset Value.

++During the periods indicated, the investment manager agreed in advance to waive or limit its management fees and to make certain payments to reduce the Fund's expenses. Had such action not been taken, the ratio of expenses to average net assets would have been as follows:

                          RATIO OF EXPENSES
                        TO AVERAGE NET ASSETS

1992*                           1.76%**
1993                             .73
1994                             .80
1995                             .83
1996                             .83

HOW DOES THE FUND INVEST ITS ASSETS?


THE FUND'S INVESTMENT OBJECTIVE


The Fund's investment objective is to provide investors with as high a level of income exempt from federal income taxes and New York State and New York City personal income taxes as is consistent with prudent investment management and the preservation of shareholders' capital.


The objective is a fundamental policyof the Fund and may not be changed without shareholder approval. Of course, there is no assurance that the Fund's objective will be achieved.


TYPES OF SECURITIES IN WHICH THE FUND MAY INVEST

The Fund attempts to invest 100% and, as a matter of fundamental policy, will invest at least 80% of its total assets in securities that pay interest exempt from federal income taxes, including the alternative minimum tax. As a nonfundamental policy, the Fund also attempts to invest 100% and will invest at least 80% of its total assets in securities that pay interest exempt from the personal income taxes of New York State and New York City. It is possible, although not anticipated, that up to 20% of the Fund's total assets could be in taxable obligations.

The Fund invests at least 65% of its total assets in New York Municipal Securities. It is possible, although not anticipated, that up to 35% of the Fund's total assets could be in municipal securities of a state or local government other than New York.

The Fund maintains a dollar-weighted average portfolio maturity of three to ten years and invests primarily in investment grade securities. Investment grade securities are securities rated in one of the four highest rating categories of Moody's, S&P or Fitch, three nationally recognized rating services, and also include unrated securities that are comparable in quality to securities that have been rated investment grade. The four highest rating categories are Aaa, Aa, A and Baa for Moody's and AAA, AA, A and BBB for both S&P and Fitch. Although securities rated in the fourth highest rating category are considered investment grade, they are generally more vulnerable to adverse economic conditions than securities rated in the three highest categories and are considered to have some speculative characteristics. If the rating services lower the rating on a security in the Fund's portfolio, the Fund will consider this change in its evaluation of the security's overall investment merits. A change in a security's rating, however, does not automatically require the Fund to sell the security. For a description of the various rating categories, please see the Appendix in the SAI.

Under normal market conditions, the Fund invests its assets as described above. For temporary defensive purposes, however, the Fund may invest up to 100% of its total assets in (i) taxable obligations; (ii) municipal securities of a state or local government other than New York; (iii) commercial paper rated at least P-1 by Moody's, A-1 by S&P, or F-1 by Fitch; or (iv) obligations issued or guaranteed by the full faith and credit of the U.S. government.

MUNICIPAL SECURITIES. Municipal securities are obligations that pay interest exempt from federal income tax and that are issued by or on behalf of states, territories or possessions of the U.S., the District of Columbia, or their political subdivisions, agencies or instrumentalities. An opinion as to the tax-exempt status of a municipal security is generally given to the issuer by the issuer's bond counsel when the security is issued.

Municipal securities are issued to raise money for various public purposes, such as constructing public facilities and making loans to public institutions. Certain types of municipal securities are issued to provide funding for privately operated facilities.

The Fund may invest more than 25% of its assets in municipal securities in particular market segments, including, but not limited to, hospital revenue bonds, housing agency bonds, tax-exempt industrial development revenue bonds, transportation bonds, or pollution control revenue bonds. An economic, business, political or other change that affects one security may also affect other securities in the same market segment, thereby potentially increasing market risk. Examples of changes that may affect certain market segments include proposed legislation affecting the financing of a project, shortages or price increases of needed materials, or declining markets or needs for the projects.

FLOATING AND VARIABLE RATE OBLIGATIONS. The Fund may buy floating and variable rate obligations. The interest rates on these obligations are not fixed, but vary with changes in prevailing market rates on predesignated dates. The Fund may also invest in floating or variable rate demand notes ("VRDNs"). VRDNs carry a demand feature that allows the Fund to tender the obligation back to the issuer or a third party before maturity, at par value plus accrued interest, according to the terms of the obligation. Frequently, VRDNs are secured by letters of credit or other credit support arrangements. The Fund limits its purchase of floating and variable rate obligations to those that are investment grade.

CERTIFICATES OF PARTICIPATION. The Fund may invest in municipal lease obligations, primarily through certificates of participation ("COPs"). COPs are widely used by state and local governments to finance the purchase of property and function much like installment purchase agreements. COPs are created when long-term lease revenue obligations are issued by a governmental corporation to pay for the acquisition of property or facilities. The property or facilities acquired are then leased to a municipality and the lease payments are used to repay interest and principal on the obligations issued to buy the property. After all of the lease payments have been made, according to the terms of the lease, the municipality gains ownership of the property for a nominal sum. This lease format is generally not subject to constitutional limitations on the issuance of state debt. Thus, COPs may enable a governmental issuer to increase government liabilities beyond constitutional debt limits.

CALLABLE BONDS. The Fund may buy and hold callable municipal bonds. Callable bonds have a provision in their indenture allowing the issuer to redeem the bonds before their maturity dates at a specified price. This price typically reflects a premium over the bonds' original issue price. Callable bonds generally have call protection, that is, a period of time when the bonds may not be called. This period usually lasts for 5 to 10 years. An issuer may generally be expected to call its bonds, or a portion of them, during periods of declining interest rates, when borrowings may be replaced at lower rates than those obtained in prior years. If the proceeds of a bond called under these circumstances are reinvested, the result may be a lower overall yield due to lower current interest rates. If the purchase price of the bonds included a premium related to the appreciated value of the bonds, some or all of that premium may not be recovered by bondholders, such as the Fund, depending on the price at which the bonds were redeemed. Notwithstanding the call feature, an investment in callable bonds is subject to the Fund's policy of maintaining a dollar-weighted average portfolio maturity of three to ten years.


OTHER INVESTMENT POLICIES OF THE FUND


WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Fund may buy and sell municipal securities on a "when-issued" and "delayed delivery" basis. These are trading practices where payment and delivery of the securities take place at a future date. These transactions are subject to market fluctuations and the risk that the value of a security at delivery may be more or less than its purchase price. Although the Fund will generally buy municipal securities on a when-issued basis with the intention of acquiring the securities, it may sell the securities before the settlement date if it is deemed advisable. When the Fund is the buyer, it will maintain cash or high-grade marketable securities, with an aggregate value equal to the amount of its purchase commitments, in a segregated account with its custodian bank until payment is made. The Fund will not engage in when-issued and delayed delivery transactions for investment leverage purposes.

BORROWING. The Fund may borrow from banks and pledge up to 5% of its total assets for temporary or emergency purposes. Although the Fund does not currently intend to do so, the Fund may also lend its portfolio securities to qualified securities dealers or other institutional investors, if the loans do not exceed 10% of the value of the Fund's total assets at the time of the most recent loan.

ILLIQUID INVESTMENTS. The Fund's policy is not to invest more than 10% of its net assets in illiquid securities. Illiquid securities are generally securities that cannot be sold within seven days in the normal course of business at approximately the amount at which the Fund has valued them.

OTHER POLICIES AND RESTRICTIONS. The Fund has a number of additional investment restrictions that limit its activities to some extent. Some of these restrictions may only be changed with shareholder approval. For a list of these restrictions and more information about the Fund's investment policies, please see "How does the Fund Invest its Assets?" and "Investment Restrictions" in the SAI.

Each of the Fund's policies and restrictions discussed in this prospectus and in the SAI is considered at the time the Fund makes an investment. The Fund is generally not required to sell a security because of a change in circumstances.

WHAT ARE THE FUND'S POTENTIAL RISKS?


The value of your shares will increase as the value of the securities owned by the Fund increases and will decrease as the value of the Fund's investments decrease. In this way, you participate in any change in the value of the securities owned by the Fund. In addition to the factors that affect the value of any particular security that the Fund owns, the value of Fund shares may also change with movements in the bond market as a whole.


Yields on municipal securities vary, depending on a variety of factors. These include the general condition of the financial and municipal securities markets, the size of a particular offering, the credit rating of the issuer, and the maturity of the obligation. Generally, municipal securities with longer maturities produce higher current yields than municipal securities with shorter maturities. Prices of longer-term securities, however, typically fluctuate more than those of shorter-term securities due to changes in interest rates, tax laws and other general market conditions. Lower-quality municipal securities also generally produce higher yields than higher-quality municipal securities. Lower-quality securities, however, generally have a higher degree of risk associated with the issuer's ability to make timely principal and interest payments.

NONAPPROPRIATION RISK OF COPS. A feature that distinguishes COPs from more traditional forms of municipal debt is the "nonappropriation" clause in the lease. A nonappropriation clause allows the municipality to terminate the lease annually without penalty if the municipality's appropriating body does not allocate the necessary funds. Local administrations, when faced with increasingly tight budgets, have more discretion to curtail payments under COPs than they do to curtail payments on traditionally funded debt obligations. If the municipality does not appropriate sufficient monies to make lease payments, the lessor or its agent is typically entitled to repossess the property. The private sector value of the property may be more or less than the amount the municipality was paying.

While the risk of nonappropriation is inherent to COPs financing, the Fund believes that this risk may be reduced, although not eliminated, by its policy of investing only in investment grade COPs. When assessing the risk of nonappropriation, the rating services and Investment Advisory consider, among other factors, the issuing municipality's credit rating, how essential the leased property is to the municipality, and the term of the lease compared to the useful life of the leased property. While there is no limit as to the amount of assets that the Fund may invest in COPs, as of December 31, 1996, 24.70% of the Fund's net assets was in COPs or other municipal leases.

CREDIT AND MARKET RISK. Credit risk is a function of the ability of an issuer of a municipal security to make timely interest payments and to pay the principal of a security upon maturity. It is generally reflected in a security's underlying credit rating and its stated interest rate (normally the coupon rate). A change in the credit risk associated with a municipal security may cause a corresponding change in the security's price. Market risk is the risk of price fluctuation of a municipal security caused by changes in general economic and interest rate conditions generally affecting the market as a whole.

INTEREST RATE RISK. Changes in interest rates will affect the value of the Fund's portfolio and its share price. Rising interest rates, which often occur during times of inflation or a growing economy, are likely to have a negative effect on the value of the Fund's shares. Interest rates have increased and decreased in the past. These changes are unpredictable.

NON-DIVERSIFICATION RISK. The Fund is a non-diversified investment company. Under federal securities laws, this means the Fund is not subject to any restrictions on the amount of its assets that it may invest in one or more issuers. An investment in the Fund may involve more risk than an investment in a fund that may not concentrate its investments in one or relatively few issuers. These risks include increased susceptibility to adverse economic or regulatory developments. Please see the SAI for the diversification requirements the Fund intends to meet in order to qualify as a regulated investment company under the Code.

RISK FACTORS IN NEW YORK. Since the Fund primarily invests in New York Municipal Securities, its performance is closely tied to the continuing ability of issuers of New York Municipal Securities to meet their debt obligations and to the economic and political conditions within New York. New York State's diverse economic base has continued its modest recovery from the recession that ended in early 1993. Its rate of recovery has been slower, however, than the recovery at the national level. While the state's financial performance has been improving in recent years, its debt burden is still relatively high and it remains fiscally vulnerable to reductions in consumer spending and the growth rate of the national economy, and to changes in federal programs. Welfare reform legislation may significantly affect New York City, where approximately more than one in eight residents receive some form of public assistance.

New York City faces other potential problems as well. Its economy, while improving, has continued to show signs of weakness. The city has a history of long-term budget imbalances and current projections indicate that the city will reach its constitutional general obligation debt limits by the end of the current fiscal year. An inability to issue new debt could adversely affect the city's ability to maintain its infrastructure, which is considered essential to the city's economy and revenue base, and could eventually have a negative impact on the city's credit standing. Nevertheless, New York City has strong financial controls and monitors in place that are believed to be capable of preventing any sudden changes in the city's overall financial position. In early March 1997, New York State's legislature created the New York City Transitional Finance Authority, which is authorized to issue up to $7.5 billion in revenue bonds to supplement the city's general obligation bonds as a source of funding for the city's four-year capital plan. The revenue bonds will be backed primarily by city personal income taxes.

In recent years, certain substantial issuers of New York Municipal Securities have experienced financial difficulties. At times, these difficulties have jeopardized the credit standing and borrowing abilities of other New York issuers and have generally contributed to higher interest rates and lower market prices for existing debt obligations. A recurrence of these financial difficulties could adversely affect the market values and marketability of certain New York Municipal Securities, as well as the Net Asset Value of the Fund.

The information provided above is based on information from independent municipal credit reports and other historically reliable sources. The information has not been independently verified by the Fund.

The primary purpose of investing in a portfolio of New York Municipal Securities is the special tax treatment given to New York resident individual investors. Although the Fund's policy of investing primarily in investment grade securities may reduce the credit and other risks that may exist on New York Municipal Securities, it does not eliminate them. Before investing you should consider the risks discussed above and compare the yields available on portfolios of New York issues with those of more diversified portfolios, including issues from states other than New York. For more information about New York's economy and the Fund's potential risks, please see "What are the Fund's Potential Risks?" in the SAI.


WHO MANAGES THE FUND?

THE BOARD. The Board oversees the management of the Fund and elects its officers. The officers are responsible for the Fund's day-to-day operations.


INVESTMENT MANAGER. As of October 1, 1996, Investment Advisory manages the Fund's assets and makes its investment decisions. Investment Advisory also performs similar services for other funds. It is wholly owned by Resources, a publicly owned company engaged in the financial services industry through its subsidiaries. Charles B. Johnson and Rupert H. Johnson, Jr. are the principal shareholders of Resources. Together, Investment Advisory and its affiliates manage over $188 billion in assets, including $44 billion in the municipal securities market. Investment Advisory employs the same individuals to manage the Fund's portfolio as the previous manager. The terms and conditions of the management services provided to the Fund are also the same. Please see "Investment Management and Other Services" and "Miscellaneous Information" in the SAI for information on securities transactions and a summary of the Fund's Code of Ethics.


MANAGEMENT TEAM. The team responsible for the day-to-day management of the Fund's portfolio is: Mr. Kenny since 1994 and Mr. Pinkham and Ms. Wong since 1992.


Thomas Kenny
Portfolio Manager of Investment Advisory

Mr. Kenny is the Director of Franklin's Municipal Bond Department. He holds a Master of Science degree in finance from Golden Gate University and a Bachelor of Arts degree in business and economics from the University of California at Santa Barbara. Mr. Kenny joined the Franklin Templeton Group in 1986. He is a member of several municipal securities industry-related committees and associations.

John B. Pinkham
President of Investment Advisory

Mr. Pinkham has a Bachelor of Science degree in business from Columbia University. He has been in the securities industry since 1956 and with the Franklin Templeton Group since 1985. He is a member of the Financial Analysts Federation.

Stella Wong
Portfolio Manager of Investment Advisory

Ms. Wong holds a Master's degree in financial planning from Golden Gate University and a Bachelor of Science degree in business administration from San Francisco State University. She joined the Franklin Templeton Group in 1986. She is a member of several securities industry-related committees and associations.

MANAGEMENT FEES. During the fiscal year ended December 31, 1996, management fees, before any advance waiver, totaled 0.63% and operating expenses, before any advance waiver, totaled 0.83% of the average net assets of the Fund. Under an agreement by the investment manager to limit its fees, the Fund paid management fees totaling 0.17% and operating expenses totaling 0.37%. Investment Advisory may end this arrangement at any time upon notice to the Board.

PORTFOLIO TRANSACTIONS. Investment Advisory tries to obtain the best execution on all transactions. If Investment Advisory believes more than one broker or dealer can provide the best execution, it may consider research and related services and the sale of Fund shares, as well as shares of other funds in the Franklin Templeton Group of Funds, when selecting a broker or dealer. Please see "How does the Fund Buy Securities for its Portfolio?" in the SAI for more information.

ADMINISTRATIVE SERVICES. Under an agreement with Investment Advisory, FT Services provides certain administrative services and facilities for the Fund. Please see "Investment Management and Other Services" in the SAI for more information.

THE RULE 12B-1 PLAN


The Fund has a distribution plan or "Rule 12b-1 Plan" under which it may reimburse Distributors or others for activities primarily intended to sell shares of the Fund. These expenses may include, among others, distribution or service fees paid to Securities Dealers or others who have executed a servicing agreement with the Fund, Distributors or its affiliates, printing prospectuses and reports used for sales purposes, preparing and distributing sales literature and advertisements, and a prorated portion of Distributors' overhead expenses.


Payments by the Fund under the plan may not exceed 0.10% per year of the Fund's average daily net assets. All distribution expenses over this amount will be borne by those who have incurred them. During the first year after certain purchases made without a sales charge, Distributors may keep the Rule 12b-1 fees associated with the purchase. For more information, please see "The Fund's Underwriter" in the SAI.

HOW DOES THE FUND MEASURE PERFORMANCE?


From time to time, the Fund advertises its performance. The more commonly used measures of performance are total return, current yield and current distribution rate. The Fund may also advertise its taxable-equivalent yield and distribution rate. Performance figures are usually calculated using the maximum sales charge, but certain figures may not include the sales charge.

Total return is the change in value of an investment over a given period. It assumes any dividends and capital gains are reinvested. Current yield shows the income per share earned by the Fund. The current distribution rate shows the dividends or distributions paid to shareholders by the Fund. This rate is usually computed by annualizing the dividends paid per share during a certain period and dividing that amount by the current Offering Price. Unlike current yield, the current distribution rate may include income distributions from sources other than dividends and interest received by the Fund. The taxable-equivalent yield and distribution rate show the before-tax yield or distribution rate that would have to be earned from a taxable investment to equal the Fund's yield or distribution rate, assuming one or more tax rates.


The Fund's investment results will vary. Performance figures are always based on past performance and do not guarantee future results. For a more detailed description of how the Fund calculates its performance figures, please see "How does the Fund Measure Performance?" in the SAI.

HOW TAXATION AFFECTS THE FUND AND ITS SHAREHOLDERS

The following discussion reflects some of the tax considerations that affect mutual funds and their shareholders. For more information on tax matters relating to the Fund and its shareholders, see "Additional Information on Distributions and Taxes" in the SAI.

The Fund is treated as a separate entity for federal income tax purposes. The Fund has elected and intends to continue to qualify as a regulated investment company under Subchapter M of the Code. By distributing all of its income and meeting certain other requirements relating to the sources of its income and diversification of its assets, the Fund will generally not be liable for federal income or excise taxes.

By meeting certain requirements of the Code, the Fund has qualified and continues to qualify to pay exempt-interest dividends to its shareholders. Such Exempt-interest dividends are derived from interest income exempt from regular federal income tax, and are not subject to regular federal income tax for you. In addition, to the extent that exempt-interest dividends are derived from interest on obligations of New York and its political subdivisions, from interest on direct obligations of the federal government, or from interest on U.S. territorial obligations including Puerto Rico, the U.S. Virgin Islands or Guam, they will also be exempt from New York State and New York City personal income taxes. For corporate taxpayers subject to the New York State franchise tax, however, these categories of interest income will generally be taxable.


To the extent dividends are derived from taxable income from temporary investments including the discount from certain stripped obligations or their coupons or income from securities loans or other taxable transactions, from the excess of net short-term capital gain over net long-term capital loss, or from ordinary income derived from the sale or disposition of bonds purchased with market discount after April 30, 1993, they are treated as ordinary income whether you have elected to receive them in cash or in additional shares.


From time to time, the Fund may buy a tax-exempt obligation with market discount; that is, for a price that is less than the principal amount of the bond, or for a price that is less than the principal amount of the bond where the bond was issued with original issue discount, and such market discount exceeds a de minimis amount. For obligations purchased after April 30, 1993, a portion of the gain (not to exceed the accrued portion of market discount as of the time of sale or disposition) is treated as ordinary income rather than capital gain. Any distribution by the Fund of such market discount income will be taxable as ordinary income. In any fiscal year, the Fund may elect not to distribute its taxable ordinary income and, instead, to pay federal income or excise taxes on this income at the Fund level. The amount of such distributions, if any, is expected to be small.

Pursuant to the Code, certain distributions that are declared in October, November or December but which, for operational reasons, may not be paid to you until the following January will be treated, for tax purposes, as if received by you on December 31 of the calendar year in which they are declared.

The Fund may derive capital gains and losses in connection with sales of its portfolio securities. Distributions derived from the excess of net short-term capital gain over net long-term capital loss will be taxable to you as ordinary income. Distributions paid from long-term capital gain will be taxable to you as long-term capital gain, regardless of the length of time you have owned Fund shares and regardless of whether such distributions are received in cash or in additional shares.

Redemptions and exchanges of Fund shares are taxable events on which you may realize a gain or loss. Any loss incurred on the sale or exchange of Fund shares, held for six months or less, will be disallowed to the extent of any exempt-interest dividends received with respect to such shares and will be treated as a long-term capital loss to the extent of capital gain dividends received with respect to such shares.

All or a portion of any loss that you realize when you redeem Fund shares will be disallowed to the extent that you buy other shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to the tax basis that you receive in the purchase of your new shares.

Since the Fund's income is derived from interest income and gain on the sale of portfolio securities rather than dividend income, no portion of the Fund's distributions is eligible for the corporate dividends-received deduction.

The Fund will inform you of the source of its dividends and distributions at the time they are paid and will, promptly after the close of each calendar year, advise you of the tax status for federal income tax purposes of such dividends and distributions, including the portion of the dividends on an average basis that is taxable income or interest income that is a tax preference item under the alternative minimum tax. If you have not held shares of the Fund for a full calendar year, you may have designated as tax-exempt or as tax preference income a percentage of income that is not equal to the actual amount of tax-exempt or tax preference income earned during the period of your investment in the Fund.

The interest on bonds issued to finance public purpose state and local government operations is generally tax-exempt. Interest on certain private activity bonds, while still tax-exempt for regular income tax reporting, is a preference item in determining whether or not you are subject to the alternative minimum tax, and could subject you to, or increase your liability for, federal and, in some states, state alternative minimum taxes. Corporate shareholders are subject to special rules.

Consistent with its investment objective, the Fund may buy private activity bonds if, in Investment Advisory's opinion, the bonds represent the most attractive investment opportunity then available to the Fund. For the fiscal year ended December 31, 1996, the Fund derived 4.15% of its income from bonds, the interest on which is a preference item subject to the federal alternative minimum tax for certain investors.

Exempt-interest dividends of the Fund, although exempt from regular federal income tax, are includible in the tax base for determining the extent to which a shareholder's social security or railroad retirement benefits will be subject to federal income tax. You are required to disclose the receipt of tax-exempt interest on your federal income tax returns.

Interest on indebtedness incurred (directly or indirectly) by you to buy or carry Fund shares may not be fully deductible for federal or state income tax purposes. You should consult with your personal tax advisor on the deductibility of this interest.

The description above relates only to federal income tax law and to New York State and New York City personal income tax treatment to the extent indicated. You should consult your tax advisor to determine whether other state or local income or intangible taxes will apply to your investment in the Fund or to distributions or redemption proceeds received from the Fund. Whether you are a corporate, individual or trust shareholder, you should contact your tax advisor to determine the impact of Fund dividends and capital gain distributions under the alternative minimum tax that may apply to your particular tax situation.

If you are not considered a U.S. person for federal income tax purposes, you should consult with your financial or tax advisor regarding the applicability of U.S. withholding or other taxes on distributions received by you from the Fund and the application of foreign tax laws to these distributions.

HOW IS THE TRUST ORGANIZED?

The Fund is a non-diversified series of Franklin New York Tax-Free Trust (the "Trust"), an open-end management investment company, commonly called a mutual fund. It was organized as a Massachusetts business trust in July 1986, and is registered with the SEC. Shares of each series of the Trust have equal and exclusive rights to dividends and distributions declared by that series and the net assets of the series in the event of liquidation or dissolution. Shares of the Fund are considered Class I shares for redemption, exchange and other purposes. Additional series and classes of shares may be offered in the future.


The Trust has noncumulative voting rights. This gives holders of more than 50% of the shares voting the ability to elect all of the members of the Board. If this happens, holders of the remaining shares voting will not be able to elect anyone to the Board.


The Trust does not intend to hold annual shareholder meetings. The Trust or a series of the Trust may hold special meetings, however, for matters requiring shareholder approval. A meeting may also be called by the Board in its discretion or by shareholders holding at least 10% of the outstanding shares. In certain circumstances, we are required to help you communicate with other shareholders about the removal of a Board member.

ABOUT YOUR ACCOUNT


HOW DO I BUY SHARES?

OPENING YOUR ACCOUNT

To open your account, contact your investment representative or complete and sign the enclosed shareholder application and return it to the Fund with your check.

                                    MINIMUM
                                  INVESTMENTS*

To Open Your Account .....            $100
To Add to Your Account....            $ 25

* We may refuse any order to buy shares. Currently, the Fund does not allow investments by Market Timers.

SALES CHARGE REDUCTIONS AND WAIVERS

If you qualify to buy shares under one of the sales charge reduction or waiver categories described below, please include a written statement with each purchase order explaining which privilege applies. If you don't include this statement, we cannot guarantee that you will receive the sales charge reduction or waiver.

QUANTITY DISCOUNTS. The sales charge you pay depends on the dollar amount you invest, as shown in the table below.

                                           TOTAL SALES CHARGE     AMOUNT PAID
                                           AS A PERCENTAGE OF    TO DEALER AS A
AMOUNT OF PURCHASE                        OFFERING   NET AMOUNT  PERCENTAGE OF
AT OFFERING PRICE                          PRICE      INVESTED   OFFERING PRICE

Under $100,000                              2.25%      2.30%        2.00%

$100,000 but less than $250,000             1.75%      1.78%        1.50%

$250,000 but less than $500,000             1.25%      1.26%        1.00%

$500,000 but less than $1,000,000           1.00%      1.01%        0.85%

$1,000,000 or more*                         None       None         None


*If you invest $1 million or more, a Contingent Deferred Sales Charge may be imposed on an early redemption. Please see "How Do I Sell Shares? - Contingent Deferred Sales Charge." Please also see "Other Payments to Securities Dealers" below for a discussion of payments Distributors may make out of its own resources to Securities Dealers for certain purchases.


CUMULATIVE QUANTITY DISCOUNTS. To determine if you may pay a reduced sales charge, the amount of your current purchase is added to the cost or current value, whichever is higher, of your existing shares in the Franklin Templeton Funds, as well as those of your spouse, children under the age of 21 and grandchildren under the age of 21. If you are the sole owner of a company, you may also add any company accounts, including retirement plan accounts.


LETTER OF INTENT. You may buy shares at a reduced sales charge by completing the Letter of Intent section of the shareholder application. A Letter of Intent is a commitment by you to invest a specified dollar amount during a 13 month period. The amount you agree to invest determines the sales charge you pay.

BY COMPLETING THE LETTER OF INTENT SECTION OF THE SHAREHOLDER APPLICATION, YOU ACKNOWLEDGE AND AGREE TO THE FOLLOWING:

o You authorize Distributors to reserve 5% of your total intended purchase in Fund shares registered in your name until you fulfill your Letter.

o You give Distributors a security interest in the reserved shares and appoint Distributors as attorney-in-fact.

o Distributors may sell any or all of the reserved shares to cover any additional sales charge if you do not fulfill the terms of the Letter.

o Although you may exchange your shares, you may not sell reserved shares until you complete the Letter or pay the higher sales charge.

Your periodic statements will include the reserved shares in the total shares you own. We will pay or reinvest dividend and capital gain distributions on the reserved shares as you direct.


If you would like more information about the Letter of Intent privilege, please see "How Do I Buy, Sell and Exchange Shares? - Letter of Intent" in the SAI or call Shareholder Services.


GROUP PURCHASES. If you are a member of a qualified group, you may buy Fund shares at a reduced sales charge that applies to the group as a whole. The sales charge is based on the combined dollar value of the group members' existing investments, plus the amount of the current purchase.

A qualified group is one that:

o Was formed at least six months ago,

o Has a purpose other than buying Fund shares at a discount,

o Has more than 10 members,

o Can arrange for meetings between our representatives and group members,


o Agrees to include Franklin Templeton Fund sales and other materials in publications and mailings to its members at reduced or no cost to Distributors,


o Agrees to arrange for payroll deduction or other bulk transmission of investments to the Fund, and

o Meets other uniform criteria that allow Distributors to achieve cost savings in distributing shares.

SALES CHARGE WAIVERS. The Fund's sales charges (front-end and contingent deferred) will not apply to certain purchases. For waiver categories 1 or 2 below: (i) the distributions or payments must be reinvested within 365 days of their payment date, and (ii) Class II distributions may be reinvested in either Class I or Class II shares. Class I distributions may only be reinvested in Class I shares.

The Fund's sales charges will not apply if you are buying shares with money from the following sources:


1. Dividend and capital gain distributions from any Franklin Templeton Fund or a real estate investment trust (REIT) sponsored or advised by Franklin Properties, Inc.

2. Annuity payments received under either an annuity option or from death benefit proceeds, only if the annuity contract offers as an investment option the Franklin Valuemark Funds, the Templeton Variable Annuity Fund, the Templeton Variable Products Series Fund, or the Franklin Government Securities Trust. You should contact your tax advisor for information on any tax consequences that may apply.


3. Redemptions from any Franklin Templeton Fund if you:

   o Originally paid a sales charge on the shares,

   o Reinvest the money within 365 days of the redemption date, and

   o Reinvest the money in the same class of shares.


An exchange is not considered a redemption for this privilege. The Contingent Deferred Sales Charge will not be waived if the shares were subject to a Contingent Deferred Sales Charge when sold. We will credit your account in shares, at the current value, in proportion to the amount reinvested for any Contingent Deferred Sales Charge paid in connection with the earlier redemption, but a new Contingency Period will begin.


If you immediately placed your redemption proceeds in a Franklin Bank CD, you may reinvest them as described above. The proceeds must be reinvested within 365 days from the date the CD matures, including any rollover.


4. Redemptions from other mutual funds - This waiver category is only effective with respect to purchases of Fund shares made prior to June 1, 1997.

If you sold shares of a fund that is not a Franklin Templeton Fund within the past 60 days, you may invest the proceeds without any sales charge if (a) the investment objectives were similar to the Fund's, and (b) your shares in that fund were subject to any front-end or contingent deferred sales charges at the time of purchase. You must provide a copy of the statement showing your redemption, and purchase the Fund's shares prior to June 1, 1997.


The Fund's sales charges will also not apply to purchases by:

5. Trust companies and bank trust departments agreeing to invest in Franklin Templeton Funds over a 13 month period at least $1 million of assets held in a fiduciary, agency, advisory, custodial or similar capacity and over which the trust companies and bank trust departments or other plan fiduciaries or participants, in the case of certain retirement plans, have full or shared investment discretion. We will accept orders for these accounts by mail accompanied by a check or by telephone or other means of electronic data transfer directly from the bank or trust company, with payment by federal funds received by the close of business on the next business day following the order.

6. An Eligible Governmental Authority. Please consult your legal and investment advisors to determine if an investment in the Fund is permissible and suitable for you and the effect, if any, of payments by the Fund on arbitrag rebate calculations.


7. Broker-dealers, registered investment advisors or certified financial planners who have entered into an agreement with Distributors for clients participating in comprehensive fee programs


8. Registered Securities Dealers and their affiliates, for their investment accounts only

9. Current employees of Securities Dealers and their affiliates and their family members, as allowed by the internal policies of their employer

10. Officers, trustees, directors and full-time employees of the Franklin Templeton Funds or the Franklin Templeton Group, and their family members, consistent with our then-current policies

11. Investment companies exchanging shares or selling assets pursuant to a merger, acquisition or exchange offer

12. Accounts managed by the Franklin Templeton Group

13. Certain unit investment trusts and their holders reinvesting distributions from the trusts

OTHER PAYMENTS TO SECURITIES DEALERS


The payments described below may be made to Securities Dealers who initiate and are responsible for certain purchases made without a sales charge. The payments are subject to the sole discretion of Distributors, and are paid by Distributors or one of its affiliates and not by the Fund or its shareholders.

1.  Purchases of $1 million or more - up to 0.75% of the amount invested.

2. Purchases by trust companies and bank trust departments, Eligible Governmental Authorities, and broker-dealers or others on behalf of clients participating in comprehensive fee programs - up to 0.25% of the amount invested.

A Securities Dealer may receive only one of these payments for each qualifying purchase. Securities Dealers who receive payments in connection with investments described in paragraph 1 above will be eligible to receive the Rule 12b-1 fee associated with the purchase starting in the thirteenth calendar month after the purchase.

For breakpoints that may apply and information on additional compensation payable to Securities Dealers in connection with the sale of Fund shares, please see "How Do I Buy, Sell and Exchange Shares? - Other Payments to Securities Dealers" in the SAI.


MAY I EXCHANGE SHARES FOR SHARES OF ANOTHER FUND?

We offer a wide variety of funds. If you would like, you can move your investment from your Fund account to an existing or new account in another Franklin Templeton Fund (an "exchange"). Because it is technically a sale and a purchase of shares, an exchange is a taxable transaction.


Before making an exchange, please read the prospectus of the fund you are interested in. This will help you learn about the fund, its investment objective and policies, and its rules and requirements for exchanges. For example, some Franklin Templeton Funds do not accept exchanges and others may have different investment minimums.


METHOD                STEPS TO FOLLOW

BY MAIL               1. Send us written instructions signed by all account
                         owners

                      2. Include any outstanding share certificates for the
                         shares you're exchanging

BY PHONE              Call Shareholder Services or TeleFACTS(R)

                      If you do not want the ability to exchange by phone to apply to your account, please let us know.

THROUGH YOUR DEALER   Call your investment representative

Please refer to "Transaction Procedures and Special Requirements" for other important information on how to exchange shares.


WILL SALES CHARGES APPLY TO MY EXCHANGE?

You generally will not pay a front-end sales charge on exchanges. If you have held your shares less than six months, however, you will pay the percentage difference between the sales charge you previously paid and the applicable sales charge of the new fund. If you have never paid a sales charge on your shares because, for example, they have always been held in a money fund, you will pay the Fund's applicable sales charge no matter how long you have held your shares. These charges may not apply if you qualify to buy shares without a sales charge.

CONTINGENT DEFERRED SALES CHARGE. We will not impose a Contingent Deferred Sales Charge when you exchange shares. Any shares subject to a Contingent Deferred Sales Charge at the time of exchange, however, will remain so in the new fund. For accounts with shares subject to a Contingent Deferred Sales Charge, shares are exchanged into the new fund in the order they were purchased. If you exchange shares into one of our money funds, the time your shares are held in that fund will not count towards the completion of any Contingency Period. For more information about the Contingent Deferred Sales Charge, please see that section under "How Do I Sell Shares?"

EXCHANGE RESTRICTIONS

Please be aware that the following restrictions apply to exchanges:


o You may only exchange shares within the same class, except as noted below.

o The accounts must be identically registered. You may, however, exchange shares from a Fund account requiring two or more signatures into an identically registered money fund account requiring only one signature for all transactions.Please notify us in writing if you do not want this option to be available on your account. Additional procedures may apply. Please see "Transaction Procedures and Special Requirements."


o The fund you are exchanging into must be eligible for sale in your state.

o We may modify or discontinue our exchange policy if we give you 60 days' written notice.

o Currently, the Fund does not allow investments by Market Timers.

Because excessive trading can hurt Fund performance and shareholders, we may refuse any exchange purchase if (i) we believe the Fund would be harmed or unable to invest effectively, or (ii) the Fund receives or anticipates simultaneous orders that may significantly affect the Fund.


LIMITED EXCHANGES BETWEEN DIFFERENT CLASSES OF SHARES

Certain funds in the Franklin Templeton Funds offer classes of shares not offered by the Fund, such as "Advisor Class" or "Class Z" shares. Because the Fund does not currently offer an Advisor Class, you may exchange Advisor Class shares of any Franklin Templeton Fund for shares of the Fund at Net Asset Value. If you do so and you later decide you would like to exchange into a fund that offers an Advisor Class, you may exchange your Fund shares for Advisor Class shares of that fund. Beginning on or about May 27, 1997, certain shareholders of Class Z shares of Franklin Mutual Series Fund Inc. may also exchange their Class Z shares for shares of the Fund at Net Asset Value.


HOW DO I SELL SHARES?

You may sell (redeem) your shares at any time.

METHOD                  STEPS TO FOLLOW

BY MAIL                 1. Send us written instructions signed by all account
                           owners

                        2. Include any outstanding share certificates for the
                           shares you are selling

                        3. Provide a signature guarantee if required

                        4. Corporate, partnership and trust accounts may need to
                           send additional documents. Accounts under court jurisdiction may have other requirements.

BY WIRE

(Available for requests of $1,000, up to $50,000)

                        1. You must sign up for the wire feature before using
                           it. To sign up, send us written instructions, with a signature guarantee. To avoid any delay in processing, the instructions should include:

                           o The name, address and telephone number of the bank
                             where you want the proceeds sent

                           o Your bank account number

                           o The Federal Reserve ABA routing number

                           o If you are using a savings and loan or credit
                             union, the name of the corresponding bank and the account number

                         2. Call Shareholder Services for wire instructions

                         3. If we receive your request in proper form before
                            1:00 p.m. Pacific time, your wire payment will be sent the next business day. For requests received in proper form after 1:00 p.m. Pacific time, the payment will be sent the second business day.

                         You may have redemption proceeds wired to an escrow account without preauthorized instructions.

BY PHONE                 Call Shareholder Services

                         Telephone requests will be accepted:

                         o If the request is $50,000 or less. Institutional
                           accounts may exceed $50,000 by completing a separate agreement. Call Institutional Services to receive a copy.

                         o If there are no share certificates issued for the
                           shares you want to sell or you have already returned them to the Fund

METHOD                   STEPS TO FOLLOW

BY PHONE                 o Unless the address on your account was changed by
                           phone within the last 15 days

                         If you do not want the ability to redeem by phone to apply to your account, please let us know. If you later decide you would like this option, send us written instructions, with a signature guarantee.

THROUGH YOUR DEALER      Call your investment representative


If you redeem your shares by mail or by phone, we will send your redemption check within seven days after we receive your request in proper form. If you would like the check to be sent to an address other than the address of record or to be made payable to someone other than the registered owners on the account, send us written instructions signed by all account owners, with a signature guarantee. We are not able to receive or pay out cash in the form of currency.

The wiring of redemption proceeds is a special service that we make available whenever possible. By offering this service to you, however, the Fund is not bound to meet any redemption request in less than the seven day period prescribed by law. Neither the Fund nor its agents shall be liable to you or any other person if, for any reason, a redemption request by wire is not processed as described in this section.

If you sell shares you recently purchased with a check or draft, we may delay sending you the proceeds for up to 15 days or more to allow the check or draft to clear. A certified or cashier's check may clear in less time.


Under unusual circumstances, we may suspend redemptions or postpone payment for more than seven days as permitted by federal securities law.

Please refer to "Transaction Procedures and Special Requirements" for other important information on how to sell shares.

CONTINGENT DEFERRED SALES CHARGE


If you did not pay a front-end sales charge because you invested $1 million or more or agreed to invest $1 million or more under a Letter of Intent, a Contingent Deferred Sales Charge may apply if you sell all or a part of your investment within the Contingency Period. Once you have invested $1 million or more, any additional investments you make without a sales charge may also be subject to a Contingent Deferred Sales Charge if they are sold within the Contingency Period. The charge is 1% of the value of the shares sold or the Net Asset Value at the time of purchase, whichever is less.

We will first redeem any shares in your account that are not subject to the charge. If there are not enough of these to meet your request, we will redeem shares subject to the charge in the order they were purchased.


Unless otherwise specified, when you request to sell a stated dollar amount, we will redeem additional shares to cover any Contingent Deferred Sales Charge. For requests to sell a stated number of shares, we will deduct the amount of the Contingent Deferred Sales Charge, if any, from the sale proceeds.

Waivers. We waive the Contingent Deferred Sales Charge for:

o Exchanges

o Account fees

o Sales of shares purchased pursuant to a sales charge waiver

o Redemptions by the Fund when an account falls below the minimum required account size

o Redemptions following the death of the shareholder or beneficial owner

o Redemptions through a systematic withdrawal plan set up before February 1,
  1995


o Redemptions through a systematic withdrawal plan set up on or after February 1, 1995, at a rate of up to 1% a month of an account's Net Asset Value. For example, if you maintain an annual balance of $1 million, you can redeem up to $120,000 annually through a systematic withdrawal plan free of charge.

WHAT DISTRIBUTIONS MIGHT I RECEIVE FROM THE FUND?


The Fund declares dividends from its net investment income daily and pays them monthly on or about the 20th day of the month. The daily allocation of net investment income begins on the day after we receive your money or settlement of a wire order trade and continues to accrue through the day we receive your request to sell your shares or the settlement of a wire order trade.


Capital gains, if any, may be distributed twice a year, usually once in December and once after the end of the Fund's fiscal year.


Dividend payments are not guaranteed, are subject to the Board's discretion and may vary with each payment. The Fund does not pay "interest" or guarantee any fixed rate of return on an investment in its shares.

DISTRIBUTION OPTIONS

You may receive your distributions from the Fund in any of these ways:

1. BUY ADDITIONAL SHARES OF THE FUND - You may buy additional shares of the Fund (without a sales charge or imposition of a Contingent Deferred Sales Charge) by reinvesting capital gain distributions, or both dividend and capital gain distributions. This is a convenient way to accumulate additional shares and maintain or increase your earnings base.

2. BUY SHARES OF OTHER FRANKLIN TEMPLETON FUNDS - You may direct your distributions to buy the same class of shares of another Franklin Templeton Fund (without a sales charge or imposition of a Contingent Deferred Sales Charge). Many shareholders find this a convenient way to diversify their investments.

3. RECEIVE DISTRIBUTIONS IN CASH - You may receive dividends, or both dividend and capital gain distributions in cash. If you have the money sent to another person or to a checking account, you may need a signature guarantee. If you send the money to a checking account, please see "Electronic Fund Transfers" under "Services to Help You Manage Your Account."


To select one of these options, please complete sections 6 and 7 of the shareholder application included with this prospectus or tell your investment representative which option you prefer. If you do not select an option, we will automatically reinvest dividend and capital gain distributions in the Fund. You may change your distribution option at any time by notifying us by mail or phone. Please allow at least seven days before the reinvestment date for us to process the new option.


TRANSACTION PROCEDURES AND SPECIAL REQUIREMENTS


HOW AND WHEN SHARES ARE PRICED

The Fund is open for business each day the NYSE is open. We determine the Net Asset Value per share as of the scheduled close of the NYSE, generally 1:00 p.m. Pacific time. You can find the prior day's closing Net Asset Value and Offering Price of the Fund in many newspapers.

To calculate Net Asset Value per share, the Fund's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding. The Fund's assets are valued as described under "How are Fund Shares Valued?" in the SAI.


THE PRICE WE USE WHEN YOU BUY OR SELL SHARES

You buy shares at the Offering Price, unless you qualify to buy shares at a reduced sales charge or with no sales charge. The Offering Price is based on the Net Asset Value per share and includes the maximum sales charge. We calculate it to two decimal places using standard rounding criteria. You sell shares at Net Asset Value.


The Net Asset Value we use when you buy or sell shares is the one next calculated after we receive your transaction request in proper form. If you buy or sell shares through your Securities Dealer, however, we will use the Net Asset Value next calculated after your Securities Dealer receives your request, which is promptly transmitted to the Fund.


PROPER FORM

An order to buy shares is in proper form when we receive your signed shareholder application and check. Written requests to sell or exchange shares are in proper form when we receive written instructions signed by all registered owners, with a signature guarantee if necessary. We must also receive any outstanding share certificates for those shares.

WRITTEN INSTRUCTIONS

Written instructions must be signed by all registered owners. To avoid any delay in processing your transaction, they should include:

o Your name,

o The Fund's name,

o A description of the request,

o For exchanges, the name of the fund you're exchanging into,

o Your account number,

o The dollar amount or number of shares, and

o A telephone number where we may reach you during the day, or in the evening if preferred.

SIGNATURE GUARANTEES

For our mutual protection, we require a signature guarantee in the following situations:

1)  You wish to sell over $50,000 worth of shares,

2) You want the proceeds to be paid to someone other than the registered owners,

3) The proceeds are not being sent to the address of record, preauthorized bank account, or preauthorized brokerage firm account,

4)  We receive instructions from an agent, not the registered owners,

5) We believe a signature guarantee would protect us against potential claims based on the instructions received.


A signature guarantee verifies the authenticity of your signature. YOU SHOULD BE ABLE TO OBTAIN A SIGNATURE GUARANTEE FROM A BANK, BROKER, CREDIT UNION, SAVINGS ASSOCIATION, CLEARING AGENCY, OR SECURITIES EXCHANGE OR ASSOCIATION. A NOTARIZED SIGNATURE IS NOT SUFFICIENT.


SHARE CERTIFICATES

We will credit your shares to your Fund account. We do not issue share certificates unless you specifically request them. This eliminates the costly problem of replacing lost, stolen or destroyed certificates. If a certificate is lost, stolen or destroyed, you may have to pay an insurance premium of up to 2% of the value of the certificate to replace it.

Any outstanding share certificates must be returned to the Fund if you want to sell or exchange those shares or if you would like to start a systematic withdrawal plan. The certificates should be properly endorsed. You can do this either by signing the back of the certificate or by completing a share assignment form. For your protection, you may prefer to complete a share assignment form. In this case, you should send the certificate and assignment form in separate envelopes.

TELEPHONE TRANSACTIONS

You may initiate many transactions by phone. Please refer to the sections of this prospectus that discuss the transaction you would like to make or call Shareholder Services.


When you call, we will request personal or other identifying information to confirm that instructions are genuine. We will also record calls. We will not be liable for following instructions communicated by telephone if we reasonably believe they are genuine. For your protection, we may delay a transaction or not implement one if we are not reasonably satisfied that the instructions are genuine. If this occurs, we will not be liable for any loss.

If our lines are busy or you are otherwise unable to reach us by phone, you may wish to ask your investment representative for assistance or send us written instructions, as described elsewhere in this prospectus. If you are unable to execute a transaction by telephone, we will not be liable for any loss.


ACCOUNT REGISTRATIONS AND REQUIRED DOCUMENTS


When you open an account, we need you to tell us how you want your shares registered. How you register your account will affect your ownership rights and ability to make certain transactions. If you have questions about how to register your account, you should consult your investment representative or legal advisor. Please keep the following information in mind when registering your account.

JOINT OWNERSHIP. If you open an account with two or more owners, we register the account as "joint tenants with rights of survivorship" unless you tell us otherwise. An account registered as "joint tenants with rights of survivorship" is shown as "Jt Ten" on your account statement. For any account with two or more owners, all owners must sign instructions to process transactions and changes to the account. Even if the law in your state says otherwise, we cannot accept instructions to change owners on the account unless all owners agree in writing. If you would like another person or owner to sign for you, please send us a current power of attorney.


GIFTS AND TRANSFERS TO MINORS. You may set up a custodial account for a minor under your state's Uniform Gifts/Transfers to Minors Act. Other than this form of registration, a minor may not be named as an account owner.


TRUSTS. You should register your account as a trust only if you have a valid written trust document. This avoids future disputes or possible court action over who owns the account.


REQUIRED DOCUMENTS. For corporate, partnership and trust accounts, please send us the following documents when you open your account. This will help avoid delays in processing your transactions while we verify who may sign on the account.

TYPE OF ACCOUNT          DOCUMENTS REQUIRED

CORPORATION              Corporate Resolution

PARTNERSHIP              1. The pages from the partnership agreement that
                            identify the general partners, or

                         2. A certification for a partnership agreement

TRUST                    1. The pages from the trust document that identify the
                            trustees, or

                         2. A certification for trust


STREET OR NOMINEE ACCOUNTS. If you have Fund shares held in a "street" or "nominee" name account with your Securities Dealer, you may transfer the shares to the street or nominee name account of another Securities Dealer. Both dealers must have an agreement with Distributors or we cannot process the transfer. Contact your Securities Dealer to initiate the transfer. We will process the transfer after we receive authorization in proper form from your delivering Securities Dealer. Accounts may be transferred electronically through the NSCC. For accounts registered in street or nominee name, we may take instructions directly from the Securities Dealer or your nominee.

ELECTRONIC INSTRUCTIONS. If there is a Securities Dealer or other representative of record on your account, we are authorized to use and execute electronic instructions. We will accept electronic instructions directly from your dealer or representative without further inquiry. Electronic instructions may be processed through the services of the NSCC, which currently include the NSCC's "Networking," "Fund/SERV," and "ACATS" systems, or through Franklin/Templeton's PCTrades II(TM) System.


TAX IDENTIFICATION NUMBER


The IRS requires us to have your correct Social Security or tax identification number on a signed shareholder application or applicable tax form. Federal law requires us to withhold 31% of your taxable distributions and sale proceeds if
(i) you have not furnished a certified correct taxpayer identification number,
(ii) you have not certified that withholding does not apply, (iii) the IRS or a Securities Dealer notifies the Fund that the number you gave us is incorrect, or
(iv) you are subject to backup withholding.


We may refuse to open an account if you fail to provide the required tax identification number and certifications. We may also close your account if the IRS notifies us that your tax identification number is incorrect. If you complete an "awaiting TIN" certification, we must receive a correct tax identification number within 60 days of your initial purchase to keep your account open.

KEEPING YOUR ACCOUNT OPEN

Due to the relatively high cost of maintaining a small account, we may close your account if the value of your shares is less than $50. We will only do this if the value of your account fell below this amount because you voluntarily sold your shares and your account has been inactive (except for the reinvestment of distributions) for at least six months. Before we close your account, we will notify you and give you 30 days to increase the value of your account to $100.

SERVICES TO HELP YOU MANAGE YOUR ACCOUNT

AUTOMATIC INVESTMENT PLAN

Our automatic investment plan offers a convenient way to invest in the Fund. Under the plan, you can have money transferred automatically from your checking account to the Fund each month to buy additional shares. If you are interested in this program, please refer to the automatic investment plan application included with this prospectus or contact your investment representative. The market value of the Fund's shares may fluctuate and a systematic investment plan such as this will not assure a profit or protect against a loss. You may discontinue the program at any time by notifying Investor Services by mail or phone.

AUTOMATIC PAYROLL DEDUCTION

You may have money transferred from your paycheck to the Fund to buy additional shares. Your investments will continue automatically until you instruct the Fund and your employer to discontinue the plan. To process your investment, we must receive both the check and payroll deduction information in required form. Due to different procedures used by employers to handle payroll deductions, there may be a delay between the time of the payroll deduction and the time we receive the money.

SYSTEMATIC WITHDRAWAL PLAN

Our systematic withdrawal plan allows you to sell your shares and receive regular payments from your account on a monthly, quarterly, semiannual or annual basis. The value of your account must be at least $5,000 and the minimum payment amount for each withdrawal must be at least $50.

If you would like to establish a systematic withdrawal plan, please complete the systematic withdrawal plan section of the shareholder application included with this prospectus and indicate how you would like to receive your payments. You may choose to direct your payments to buy the same class of shares of another Franklin Templeton Fund or have the money sent directly to you, to another person, or to a checking account. If you choose to have the money sent to a checking account, please see "Electronic Fund Transfers" below.


You will generally receive your payment by the end of the month in which a payment is scheduled. When you sell your shares under a systematic withdrawal plan, it is a taxable transaction.

To avoid paying sales charges on money you plan to withdraw within a short period of time, you may not want to set up a systematic withdrawal plan if you plan to buy shares on a regular basis. Shares sold under the plan may also be subject to a Contingent Deferred Sales Charge. Please see "Contingent Deferred Sales Charge" under "How Do I Sell Shares?"

You may discontinue a systematic withdrawal plan, change the amount and schedule of withdrawal payments, or suspend one payment by notifying us in writing at least seven business days before the end of the month preceding a scheduled payment. Please see "How Do I Buy, Sell and Exchange Shares? - Systematic Withdrawal Plan" in the SAI for more information.



ELECTRONIC FUND TRANSFERS

You may choose to have dividend and capital gain distributions from the Fund or payments under a systematic withdrawal plan sent directly to a checking account. If the checking account is with a bank that is a member of the Automated Clearing House, the payments may be made automatically by electronic funds transfer. If you choose this option, please allow at least fifteen days for initial processing. We will send any payments made during that time to the address of record on your account.

TELEFACTS(R)

From a touch-tone phone, you may call our TeleFACTS system (day or night) at 1-800/247-1753 to:

o obtain information about your account;

o obtain price and performance information about any Franklin Templeton Fund;

o exchange shares between identically registered Franklin accounts; and


o request duplicate statements and deposit slips for Franklin accounts.

You will need the Fund's code number to use TeleFACTS. The Fund's code number is 153.


STATEMENTS AND REPORTS TO SHAREHOLDERS

We will send you the following statements and reports on a regular basis:

o Confirmation and account statements reflecting transactions in your account, including additional purchases and dividend reinvestments. PLEASE VERIFY THE ACCURACY OF YOUR STATEMENTS WHEN YOU RECEIVE THEM.

o Financial reports of the Fund will be sent every six months. To reduce Fund expenses, we attempt to identify related shareholders within a household and send only one copy of a report. Call Fund Information if you would like an additional free copy of the Fund's financial reports or an interim quarterly report.

INSTITUTIONAL ACCOUNTS


Additional methods of buying, selling or exchanging shares of the Fund may be available to institutional accounts. Institutional investors may also be required to complete an institutional account application. For more information, call Institutional Services.


AVAILABILITY OF THESE SERVICES

The services above are available to most shareholders. If, however, your shares are held by a financial institution, in a street name account, or networked through the NSCC, the Fund may not be able to offer these services directly to you. Please contact your investment representative.

WHAT IF I HAVE QUESTIONS ABOUT MY ACCOUNT?


If you have any questions about your account, you may write to Investor Services at 777 Mariners Island Blvd., P.O. Box 7777, San Mateo, California 94403-7777. The Fund and Distributors are also located at this address. Investment Advisory is located at 16 South Main Street, Suite 303, Norwalk, Connecticut 06854. You may also contact us by phone at one of the numbers listed below.


                                               HOURS OF OPERATION (PACIFIC TIME)
DEPARTMENT NAME           TELEPHONE NO.        (MONDAY THROUGH FRIDAY)

Shareholder Services      1-800/632-2301       5:30 a.m. to 5:00 p.m.

Dealer Services           1-800/524-4040       5:30 a.m. to 5:00 p.m.

Fund Information          1-800/DIAL BEN       5:30 a.m. to 8:00 p.m.
(1-800/342-5236)                               6:30 a.m. to 2:30 p.m. (Saturday)

Retirement Plans          1-800/527-2020       5:30 a.m. to 5:00 p.m.

Institutional Services    1-800/321-8563       6:00 a.m. to 5:00 p.m.

TDD (hearing impaired)    1-800/851-0637       5:30 a.m. to 5:00 p.m.

Your phone call may be monitored or recorded to ensure we provide you with high quality service. You will hear a regular beeping tone if your call is being recorded.


GLOSSARY


USEFUL TERMS AND DEFINITIONS


BOARD - The Board of Trustees of the Trust

CD - Certificate of deposit


CLASS I AND CLASS II - Certain funds in the Franklin Templeton Funds offer multiple classes of shares. The different classes have proportionate interests in the same portfolio of investment securities. They differ, however, primarily in their sales charge structures and Rule 12b-1 plans. Because the Fund's sales charge structure and Rule 12b-1 plan are similar to those of Class I shares, shares of the Fund are considered Class I shares for redemption, exchange and other purposes.


CODE - Internal Revenue Code of 1986, as amended

CONTINGENCY PERIOD - The 12 month period during which a Contingent Deferred Sales Charge may apply. Regardless of when during the month you purchased shares, they will age one month on the last day of that month and each following month.

CONTINGENT DEFERRED SALES CHARGE (CDSC) - A sales charge of 1% that may apply if you sell your shares within the Contingency Period.

DISTRIBUTORS - Franklin/Templeton Distributors, Inc., the Fund's principal underwriter. The SAI lists the officers and Board members who are affiliated with Distributors. See "Officers and Trustees."

ELIGIBLE GOVERNMENTAL AUTHORITY - Any state or local government or any instrumentality, department, authority or agency thereof that has determined the Fund is a legally permissible investment and that can only buy shares of the Fund without paying sales charges.


FITCH - Fitch Investors Service, Inc.

FRANKLIN TEMPLETON FUNDS - The U.S. registered mutual funds in the Franklin Group of Funds(R) and the Templeton Group of Funds except Franklin Valuemark Funds, Franklin Government Securities Trust, Templeton Capital Accumulator Fund, Inc., Templeton Variable Annuity Fund, and Templeton Variable Products Series Fund


FRANKLIN TEMPLETON GROUP - Franklin Resources, Inc., a publicly owned holding company, and its various subsidiaries


FRANKLIN TEMPLETON GROUP OF FUNDS - All U.S. registered investment companies in the Franklin Group of Funds(R) and the Templeton Group of Funds

FT SERVICES - Franklin Templeton Services, Inc., the Fund's administrator

INVESTMENT ADVISORY - Franklin Investment Advisory Services, Inc., the Fund's investment manager


INVESTOR SERVICES - Franklin/Templeton Investor Services, Inc., the Fund's shareholder servicing and transfer agent

IRS - Internal Revenue Service

LETTER - Letter of Intent


MARKET TIMERS - Market Timers generally include market timing or allocation services, accounts administered so as to buy, sell or exchange shares based on predetermined market indicators, or any person or group whose transactions seem to follow a timing pattern.

MOODY'S - Moody's Investors Service, Inc.


NASD - National Association of Securities Dealers, Inc.

NET ASSET VALUE (NAV) - The value of a mutual fund is determined by deducting the fund's liabilities from the total assets of the portfolio. The net asset value per share is determined by dividing the net asset value of the fund by the number of shares outstanding.


NEW YORK MUNICIPAL SECURITIES - Municipal securities issued by or on behalf of New York State, its local governments, municipalities, authorities, agencies and political subdivisions


NSCC - National Securities Clearing Corporation


NYSE - New York Stock Exchange


OFFERING PRICE - The public offering price is based on the Net Asset Value per share and includes the 2.25% sales charge.


RESOURCES - Franklin Resources, Inc.

SAI - Statement of Additional Information


S&P - Standard & Poor's Corporation


SEC - U.S. Securities and Exchange Commission

SECURITIES DEALER - A financial institution that, either directly or through affiliates, has an agreement with Distributors to handle customer orders and accounts with the Fund. This reference is for convenience only and does not indicate a legal conclusion of capacity.

TeleFACTS(R) - Franklin Templeton's automated customer servicing system


U.S. - United States


WE/OUR/US - Unless the context indicates a different meaning, these terms refer to the Fund and/or Investor Services, Distributors, or other wholly owned subsidiaries of Resources.



FRANKLIN NEW YORK
TAX-FREE TRUST


FRANKLIN NEW YORK INSURED TAX-FREE INCOME FUND
FRANKLIN NEW YORK INTERMEDIATE-TERM
 TAX-FREE INCOME FUND
FRANKLIN NEW YORK TAX-EXEMPT MONEY FUND

STATEMENT OF
ADDITIONAL INFORMATION
MAY 1, 1997

777 Mariners Island Blvd., P.O. Box 7777
San Mateo, CA 94403-7777  1-800/DIAL BEN

TABLE OF CONTENTS

How does the Fund Invest its Assets?...........   2

What are the Fund's Potential Risks?...........   6

Investment Restrictions........................   8

Officers and Trustees..........................   9

Investment Management
 and Other Services ...........................  12

How does the Fund Buy
 Securities for its Portfolio?.................  14

How Do I Buy, Sell and Exchange Shares?........  14

How are Fund Shares Valued? ...................  18

Additional Information on
 Distributions and Taxes.......................  19

The Fund's Underwriter ........................  20

How does the Fund Measure Performance?.........  23

Miscellaneous Information .....................  26

Financial Statements ..........................  28

Useful Terms and Definitions ..................  28

Appendix

 Description of Ratings .......................  29

When reading this SAI, you will see certain terms beginning with capital letters. This means the term is explained under "Useful Terms and Definitions."

The Franklin New York Insured Tax-Free Income Fund (the "Insured Fund"), Franklin New York Intermediate-Term Tax-Free Income Fund (the "Intermediate-Term Fund") and Franklin New York Tax-Exempt Money Fund (the "Money Fund") are non-diversified series of Franklin New York Tax-Free Trust (the "Trust"), an open-end management investment company. Each series may individually or together be referred to as the "Fund(s)." The Fund's investment objective is to provide investors with as high a level of income exempt from federal income taxes and New York State and New York City personal income taxes as is consistent with prudent investment management and the preservation of shareholders' capital. The Money Fund also seeks liquidity in its investments.

The Insured Fund seeks to achieve its objective by investing primarily in New York Municipal Securities covered by insurance guaranteeing the scheduled payment of principal and interest.

The Intermediate-Term Fund seeks to achieve its objective by investing primarily in investment grade New York Municipal Securities and maintaining a dollar-weighted average portfolio maturity of three to ten years.

The Money Fund seeks to achieve its objective by investing primarily in high quality, short-term New York Municipal Securities. The Money Fund attempts to maintain a stable Net Asset Value of $1.00 per share.

The Prospectus, dated May 1, 1997, as may be amended from time to time, contains the basic information you should know before investing in the Fund. For a free copy, call 1-800/DIAL BEN or write the Fund at the address shown.

THIS SAI IS NOT A PROSPECTUS. IT CONTAINS INFORMATION IN ADDITION TO AND IN MORE DETAIL THAN SET FORTH IN THE PROSPECTUS. THIS SAI IS INTENDED TO PROVIDE YOU WITH ADDITIONAL INFORMATION REGARDING THE ACTIVITIES AND OPERATIONS OF THE FUND, AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

MUTUAL FUNDS, ANNUITIES, AND OTHER INVESTMENT PRODUCTS:

O ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE
  FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY OF THE U.S. GOVERNMENT;

O ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK;

O ARE SUBJECT TO INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

HOW DOES THE FUND INVEST ITS ASSETS?

The following provides more detailed information about some of the securities the Fund may buy and its investment policies. You should read it together with the section in the Prospectus entitled "How does the Fund Invest its Assets?"

The Fund is non-diversified and thus not subject to any restrictions under federal securities laws with respect to the concentration of its assets in one or relatively few issuers. The Fund, however, intends to qualify as a regulated investment company under Subchapter M of the Code. To qualify, at the close of each quarter of the Fund's taxable year, (i) at least 50% of the value of its total assets must be represented by cash, government securities, and other securities limited in respect of any one issuer to not more than 5% of the value of the total assets of the Fund, and (ii) not more than 25% of the Fund's total assets may be invested in securities of one issuer, other than government securities. These limitations may be revised to the extent applicable federal income tax requirements are revised.

Generally, all of the securities held by the Money Fund are offered on the basis of a quoted yield to maturity, and the price of the security is adjusted so that, relative to the stated rate of interest, it will return the quoted rate to the buyer. The maturities of these securities at the time of issuance generally range between three months to one year.


DESCRIPTION OF MUNICIPAL AND OTHER SECURITIES


The Prospectus contains a general description of municipal securities. The following provides more detailed information about the various municipal and other securities in which the Fund may invest. There may be other types of municipal securities that become available that are similar to those described below and in which the Fund may also invest, if consistent with its investment objective and policies.

TAX ANTICIPATION NOTES. These are used to finance working capital needs of municipalities and are issued in anticipation of various seasonal tax revenues, which will be used to pay the notes. They are usually general obligations of the issuer, secured by the taxing power for the payment of principal and interest.

REVENUE ANTICIPATION NOTES. These are issued in expectation of receipt of other kinds of revenue, such as federal revenues available under the Federal Revenue Sharing Program. They are usually general obligations of the issuer.

BOND ANTICIPATION NOTES. These are normally issued to provide interim financing until long-term financing can be arranged. Long-term bonds then provide the money for the repayment of the notes.

CONSTRUCTION LOAN NOTES. These are sold to provide construction financing for specific projects. After successful completion and acceptance, many projects receive permanent financing through the Federal Housing Administration under the Federal National Mortgage Association or the Government National Mortgage Association.

TAX-EXEMPT COMMERCIAL PAPER. This typically represents a short-term obligation (270 days or less) issued by a municipality to meet working capital needs.

MUNICIPAL BONDS. These meet longer-term capital needs and generally have maturities of more than one year when issued. They have two principal classifications: general obligation bonds and revenue bonds.

1. GENERAL OBLIGATION BONDS. Issuers of general obligation bonds include states, counties, cities, towns and regional districts. The proceeds of these obligations are used to fund a wide range of public projects, including construction or improvement of schools, highways and roads, and water and sewer systems. The basic security behind general obligation bonds is the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. The taxes that can be levied for the payment of debt service may be limited or unlimited as to the rate or amount of special assessments.

2. REVENUE BONDS. Revenue bonds are not secured by the full faith, credit and taxing power of the issuer. Rather, the principal security for a revenue bond is generally the net revenue derived from a particular facility, group of facilities, or, in some cases, the proceeds of a special excise tax or other specific revenue source. Revenue bonds are issued to finance a wide variety of capital projects, including: electric, gas, water and sewer systems; highways, bridges and tunnels; port and airport facilities; colleges and universities; and hospitals. The principal security behind these bonds may vary. Housing finance authorities have a wide range of security, including partially or fully insured mortgages, rent subsidized and/or collateralized mortgages, and/or the net revenues from housing or other public projects. Many bonds provide additional security in the form of a debt service reserve fund that may be used to make principal and interest payments on the issuer's obligations. Some authorities are provided further security in the form of state assurance (although without obligation) to make up deficiencies in the debt service reserve fund.

TAX-EXEMPT INDUSTRIAL DEVELOPMENT REVENUE BONDS. These are bonds that pay tax-exempt interest and are, in most cases, revenue bonds. They are issued by or on behalf of public authorities to raise money for the financing of various privately operated facilities for business, manufacturing, housing, sports, and pollution control. These bonds are also used to finance public facilities such as airports, mass transit systems, ports and parking. The payment of the principal and interest on these bonds is solely dependent on the ability of the facility's user to meet its financial obligations and the pledge, if any, of the facility or other property as security for payment.

FLOATING OR VARIABLE RATE DEMAND NOTES ("VRDNS"). These are tax-exempt obligations with a floating or variable interest rate. They have a right of demand, which may be unconditional, to receive payment of the unpaid principal balance plus accrued interest upon a short notice period, generally up to 30 days, before specified dates. The payment may be received either from the issuer or by drawing on a bank letter of credit, a guarantee or insurance issued with respect to the note. The interest rate is adjustable at intervals ranging from daily up to monthly, and is calculated to maintain the market value of the VRDN at approximately its par value upon the adjustment date.

The Money Fund may buy VRDNs according to procedures adopted by the Board and designed to minimize credit risks. VRDNs purchased by the Money Fund must be of high quality, as determined by the Board, with respect to both their long-term and short-term aspects. If, however, credit support is provided in the event of default on the underlying security, the Money Fund may rely only on the high quality character of the short-term aspect of the demand note, that is, the demand feature. If the quality of any VRDN falls below the high quality level required by the Board and SEC rules, the Money Fund must either exercise the demand feature or sell the VRDN in the secondary market within a reasonable period of time, whichever Advisers believes is in the best interests of the Fund and its shareholders. The maturities of VRDNs held by the Money Fund are deemed to be the longer of the demand period or the period remaining until the next interest rate adjustment, although the stated maturities may be in excess of one year.

WHEN-ISSUED TRANSACTIONS. Municipal securities are frequently offered on a "when-issued" basis. When so offered, the price, which is generally expressed in yield terms, is fixed at the time the commitment to buy is made, but delivery and payment for the when-issued securities take place at a later date. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. To the extent assets of the Fund are held in cash pending the settlement of a purchase of securities, the Fund would earn no income on those assets. It is the Fund's intention, however, to be fully invested to the extent practicable and consistent with its investment policies. When the Fund makes the commitment to buy a municipal security on a when-issued basis, it records the transaction and reflects the value of the security in the determination of its Net Asset Value. The Fund believes that its Net Asset Value or income will not be adversely affected by its purchase of municipal securities on a when-issued basis.

CALLABLE BONDS. Callable bonds allow the issuer to redeem the bonds before their maturity dates. To protect bondholders, however, callable bonds may be issued with provisions that prevent them from being called for a period of time, typically 5 to 10 years. During times of generally declining interest rates, if the call-protection on a callable bond expires, there is an increased likelihood that the bond may be called by the issuer. The investment manager may sell a callable bond before its call date, if the investment manager believes the bond is at its maximum premium potential.

When pricing callable bonds, each bond is marked-to-market daily based on the bond's call date. Thus, the call of some or all of the Fund's callable bonds may have an impact on the Fund's Net Asset Value. Based on a number of factors, including certain portfolio management strategies used by the investment manager, the Fund believes it has reduced the risk of an adverse impact on its Net Asset Value based on calls of callable bonds. In light of the Fund's pricing policies and because the Fund follows certain amortization procedures required by the IRS, the Fund is not expected to suffer any material adverse impact related to the value at which the Fund has carried the bonds in connection with calls of bonds purchased at a premium. Notwithstanding these policies, however, the reinvestment of the proceeds of any called bond may be in bonds that pay a lower rate of return than the called bonds and, as with any investment strategy, there is no guarantee that a call may not have a more substantial impact than anticipated.

ESCROW-SECURED OR DEFEASED BONDS. These are created when an issuer refunds in advance of maturity (or pre-refunds) an outstanding bond issue that is not immediately callable, and it becomes necessary or desirable to set aside funds for redemption of the bonds at a future date. In an advance refunding, the issuer uses the proceeds of a new bond issue to buy high grade, interest bearing debt securities that are then deposited in an irrevocable escrow account held by a trustee bank to secure all future payments of principal and interest on the advance refunded bond. Escrow-secured bonds will often receive a triple A or equivalent rating from Moody's, S&P or Fitch.

STRIPPED MUNICIPAL SECURITIES. Municipal securities may be sold in "stripped" form. Stripped municipal securities represent separate ownership of principal and interest payments on the municipal securities.

ZERO-COUPON SECURITIES. The Insured Fund and the Intermediate-Term Fund may each invest in zero-coupon and delayed interest securities. Zero-coupon securities make no periodic interest payments, but are sold at a deep discount from their face value. The buyer recognizes a rate of return determined by the gradual appreciation of the security, which is redeemed at face value on a specified maturity date.

Because zero-coupon securities bear no interest and compound semiannually at the rate fixed at the time of issuance, the value of the securities is generally more volatile than other fixed-income securities. Since zero-coupon bondholders do not receive interest payments, zero-coupon securities fall more dramatically than bonds paying interest on a current basis when interest rates rise. When interest rates fall, zero-coupon securities rise more rapidly in value, because the bonds reflect a fixed rate of return.

The Fund's investment in zero-coupon and delayed interest securities may cause the Fund to recognize income and make distributions to shareholders before it receives any cash payments on its investment. In order to generate cash to satisfy distribution requirements, the Fund may be required to sell portfolio securities that it otherwise may have continued to hold or to use cash flows from other sources such as the sale of Fund shares.

CONVERTIBLE AND STEP COUPON BONDS. The Insured Fund and the Intermediate-Term Fund may invest a portion of their assets in convertible and step coupon bonds. Convertible bonds are zero-coupon securities until a predetermined date, at which time they convert to a specified coupon security. The coupon on step coupon bonds changes periodically during the life of the security based on predetermined dates chosen when the security is issued.

CERTIFICATES OF PARTICIPATION. The Fund may invest in municipal lease obligations, primarily through certificates of participation ("COPs"). The Board reviews COPs held in the Fund's portfolio to assure that they are liquid investments based on various factors reviewed by the investment manager and monitored by the Board. These factors include (a) the credit quality of the securities and the extent to which they are rated or, if unrated, comply with existing criteria and procedures followed to ensure that they are of comparable quality to the ratings required for the Fund to invest, including an assessment of the likelihood that the leases will not be canceled; (b) the size of the municipal securities market, both in general and with respect to COPs; and (c) the extent to which the type of COPs held by the Fund trade on the same basis and with the same degree of dealer participation as other municipal securities of comparable credit rating or quality.

U.S. GOVERNMENT OBLIGATIONS. These are issued by the U.S. Treasury and include bills, certificates of indebtedness, notes and bonds, or by agencies and instrumentalities of the U.S. government and backed by the full faith and credit of the U.S. government.

COMMERCIAL PAPER. This refers to promissory notes issued by corporations in order to finance their short-term credit needs.

CERTIFICATES OF DEPOSIT. CDs are certificates issued against funds deposited in a commercial bank. They are for a definite period of time, earn a specified rate of return, and are normally negotiable.

BANKERS' ACCEPTANCES. These are short-term credit instruments used to finance the import, export, transfer, or storage of goods. They are "accepted" when a bank guarantees their payment at maturity.

REPURCHASE AGREEMENTS. The Money Fund may engage in repurchase transactions, in which the Fund buys a U.S. government security subject to resale to a bank or dealer at an agreed-upon price and date. The transaction requires the collateralization of the seller's obligation by the transfer of securities with an initial market value, including accrued interest, equal to at least 102% of the dollar amount invested by the Fund in each agreement, with the value of the underlying security marked-to-market daily to maintain coverage of at least 100%. A default by the seller may cause the Fund to experience a loss or delay in the liquidation of the collateral securing the repurchase agreement. The Fund may also incur disposition costs in liquidating the collateral. The Fund, however, intends to enter into repurchase agreements only with financial institutions such as broker-dealers and banks that are deemed creditworthy by Advisers. A repurchase agreement is deemed to be a loan by the Fund under federal securities laws. The U.S. government security subject to resale (the collateral) is held on behalf of the Fund by a custodian bank approved by the Board and is held pursuant to a written agreement.

The Money Fund may invest in short-term repurchase agreements, usually from overnight to one week, and does not invest in repurchase agreements with a term of more than one year. The securities subject to a repurchase agreement, however, may have maturity dates in excess of one year from the effective date of the repurchase agreement. The Fund may not enter into a repurchase agreement with more than seven days to maturity if, as a result, more than 10% of the Fund's net assets would be invested in such repurchase agreements or other illiquid securities.

LOANS OF PORTFOLIO SECURITIES. Consistent with procedures approved by the Board and subject to the following conditions, the Fund may lend its portfolio securities to qualified securities dealers or other institutional investors, if such loans do not exceed 10% of the value of the Fund's total assets at the time of the most recent loan. The borrower must deposit with the Fund's custodian bank collateral with an initial market value of at least 102% of the initial market value of the securities loaned, including any accrued interest, with the value of the collateral and loaned securities marked-to-market daily to maintain collateral coverage of at least 102%. This collateral shall consist of cash. The lending of securities is a common practice in the securities industry. The Fund may engage in security loan arrangements with the primary objective of increasing the Fund's income either through investing cash collateral in short-term interest bearing obligations or by receiving a loan premium from the borrower. Under the securities loan agreement, the Fund continues to be entitled to all dividends or interest on any loaned securities. As with any extension of credit, there are risks of delay in recovery and loss of rights in the collateral should the borrower of the security fail financially.


TIMING OF SECURITIES TRANSACTIONS


The Intermediate-Term Fund and the Insured Fund may buy or sell securities without regard to the length of time the security has been held. The frequency of portfolio transactions, usually referred to as the portfolio turnover rate, varies from year to year, depending on market conditions. While short-term trading increases portfolio turnover and may increase costs, the execution costs for municipal securities are substantially less than for equivalent dollar values of equity securities.

Depending on Advisers' view of market conditions, the Money Fund may or may not buy securities with the expectation of holding them to maturity, although its general policy is to hold securities to maturity. The Money Fund may, however, sell securities before maturity to meet redemptions or as a result of a revised management evaluation of the issuer.


INSURANCE (INSURED FUND ONLY)


Each insured municipal security in the Insured Fund's portfolio is covered by either a "New Issue Insurance Policy," a "Portfolio Insurance Policy" or a "Secondary Insurance Policy" issued by a qualified municipal bond insurer. The insurance feature insures the scheduled payment of principal and interest, but does not guarantee (i) the market value of the insured municipal security, (ii) the value of the Insured Fund's shares, nor (iii) the Insured Fund's dividend distributions.

Under the provisions of a Portfolio Insurance Policy, the insurer unconditionally and irrevocably agrees to pay the appointed trustee or its successor and its agent (the "Trustee") the portion of the principal or interest on an insured security that is due for payment but that has not been paid by the issuer. The insurer makes such payments to the Trustee on the date the principal or interest becomes due for payment or on the next business day following the day on which the insurer receives notice of nonpayment, whichever is later. The Trustee then disburses the amount of principal or interest due to the Fund after the Trustee receives (i) evidence of the Insured Fund's right to receive payment of the principal or interest due for payment, and (ii) evidence, including any appropriate instruments of assignment, that all of the rights to payment of the principal or interest due for payment will vest in the insurer. After the disbursement, the insurer becomes the owner of the security, appurtenant coupon, or right to payment of principal or interest on the security and is fully subrogated to all of the Insured Fund's rights with respect to the security, including the right to payment. The insurer's rights to the security or to payment of principal or interest are limited, however, to the amount the insurer has paid.

Under certain circumstances, a Portfolio Insurance Policy may affect the value of the Insured Fund's shares. As discussed in the Prospectus, unless the Fund buys a Secondary Insurance Policy, the Fund intends to hold any defaulted security, or security for which there is a significant risk of default, in its portfolio until the default has been cured or the principal and interest are paid by the issuer or the insurer. In this event, Advisers will consider the value of the insurance for the principal and interest payments, the market value of the portfolio security, the market value of securities of similar issuers whose securities carry similar interest rates, and the discounted present value of the principal and interest payments to be received from the insurance company in its evaluation of the security. Absent any unusual or unforeseen circumstances as a result of the Portfolio Insurance Policy, Advisers would likely recommend that the Fund value the defaulted security, or security for which there is a significant risk of default, at the same price as securities of a similar nature that are not in default. A defaulted security covered by a Secondary Insurance Policy, however, would be valued at its market value.

If the issuer of an insured municipal security fails to pay an installment of principal or interest that is due for payment, the Fund will receive an insurance payment in the amount of the payment due. When referring to the principal amount, the term "due for payment" means the security's stated maturity date or its call date for mandatory sinking fund redemption. It does not mean any earlier date when payment is due because of a call for redemption (other than by mandatory sinking fund redemption), acceleration or other advancement of maturity. When referring to the interest on a security, the term "due for payment" means the stated date for payment of interest.

The term "due for payment" may have another meaning if the interest on a security is determined to be subject to federal income taxation, as provided in the security's underlying documentation. When referring to the principal amount in this case, the term also means the call date for mandatory redemption as a result of the determination of taxability, and when referring to the interest on the security, the term also means the accrued interest, to the call date for mandatory redemption, at the rate provided in the security's documentation together with any applicable redemption premium.

WHAT ARE THE FUND'S POTENTIAL RISKS?

The following information is provided in light of the Fund's policy of investing primarily in New York Municipal Securities. It is not a complete analysis of every material fact that may affect the ability of issuers of New York Municipal Securities to meet their debt obligations or the economic or political conditions within New York. It is based on information available to the Fund as of the date of this SAI and on historically reliable sources, including periodic publications by national rating services, but it has not been independently verified by the Fund.

NEW YORK STATE. A substantial principal amount of securities issued by various state agencies and authorities are either guaranteed by the state or supported by the state through lease-purchase arrangements, or other contractual or moral obligations. Moral obligations do not impose immediate financial obligations on the state and require appropriations by the legislature before any payments can be made. If the state fails to appropriate necessary amounts or to take other action to allow authorities and agencies to meet their obligations, the authorities and agencies could default on their debt obligations. If a default occurs, it would likely have a significant adverse impact on the market price of the obligations of both the state and its various authorities and agencies. In recent years, the state has appropriated large amounts of funds to enable state agencies to meet their financial obligations and, in some cases, prevent default. In current and future fiscal years, additional assistance by the state is expected to be needed since certain localities and authorities continue to experience financial difficulties.

To the extent state agencies and local governments require state assistance to meet their financial obligations, the ability of the state of New York to meet its own obligations or to obtain additional financing could be adversely affected. This financial situation could result not only in defaults of state and agency obligations but could also adversely affect the marketability of New York Municipal Securities.

Constitutional challenges to state laws have limited the amount of taxes that political subdivisions can impose on real property. Additional court actions have also been brought against the state, certain agencies and municipalities relating to financing, the amount of real estate tax, and the use of tax revenues. These actions could adversely affect the ability of the state and its political subdivisions to meet their debt obligations, and may require extraordinary appropriations, expenditure reductions, or both.

New York's economy continues to recover from its severe and prolonged recession, which ended in the first quarter of 1993. The state has restored approximately one-third of the 560,000 jobs it lost during the recession, although its unemployment level of 6.4% remains above the national average.

New York has a comparatively diverse economy, with a larger share of the nation's service, government, and finance, insurance and real estate employment. Its largest employment sector is in the service area, followed by trade, government and manufacturing. Its annual employment growth is projected to average 1%-1.5% through the year 2000, with much of this growth expected to come from the service and trade sectors. The service sector alone is expected to add 247,000 new jobs, contributing more than 60% to the state's total employment growth. The state's manufacturing sector is expected to continue its decline, with 24,000 additional job losses expected through the end of this decade.

New York is the third most populated state in the country and it enjoys a relatively high per capita income. The overall high cost of living and doing business in the state, however, has been a limiting factor in the state's economic growth. In an effort to retain and attract business to the state, the state's governor and legislature have implemented a multiyear tax reduction plan. The effect of this plan is not yet known.

While New York has a sizable amount of accumulated debt, its financial performance has continued to improve in recent years. The state has had positive fiscal results in five of the past six years, including a cash surplus of $129 million at the end of fiscal year 1996 after taking into account the first phase of the state's income tax reduction plan. New York's fiscal 1997 mid-year update also indicates positive results, due largely to stronger-than-expected personal income and corporate tax growth. Nonetheless, the state has been unable to significantly reduce its accumulated deficit. This deficit, together with the state's relatively small reserves, makes it fiscally vulnerable. Continued spending controls and reductions will be necessary, especially if the remaining tax cuts are to be implemented.

NEW YORK CITY. In 1975, New York City suffered several financial crises that continue to impair the borrowing ability of both the city and New York State. In that year, the city lost access to public credit markets and was not able to sell short-term notes until 1979 or long-term notes until 1981. In an effort to help the city out of its financial difficulties, the state legislature created the Municipal Assistance Corporation ("MAC"). MAC has the authority to issue bonds and notes and to pay or lend the proceeds to New York City, as well as to exchange its obligations for city obligations. MAC bonds are payable out of certain state sales and use taxes imposed by the city, state stock transfer taxes and per capita state aid to the city. The state is not, however, obligated to continue these taxes, to continue appropriating revenues from these taxes or to continue appropriating per capita state aid to pay MAC obligations. MAC does not have taxing powers, and its bonds are not obligations enforceable against either New York City or New York State.

From 1975 until June 30, 1986, the city's financial condition was subject to oversight and review by the New York State Financial Control Board (the "FCB"). To be eligible for guarantees and assistance, the city was required to submit to the FCB, at least 50 days before the beginning of each fiscal year, a financial plan for the city and certain agencies covering the four-year period beginning with the upcoming fiscal year. The four-year financial plans had to show a balanced budget determined in accordance with generally accepted accounting principles. On June 30, 1986, some of the FCB's powers were suspended because the city had satisfied certain statutory conditions. The powers suspended included the FCB's power to approve or disapprove certain contracts, long-term and short-term borrowings and the four-year financial plans. The city, however, is still required to develop four-year financial plans each year and the FCB continues to have certain review powers. The FCB must reimpose its full powers if there is the occurrence or a substantial likelihood and imminence of the occurrence of any one of certain events including the existence of an operating deficit greater than $100 million, or failure by the city to pay principal of or interest on any of its notes or bonds when due or payable.

After a decline of almost 9% from the high in the late 1980s, the city's total employment has recently stabilized. While its three largest employment sectors, namely government, health care and banking, have shown signs of weakness that are expected to continue, the city's securities industry, business services, tourism and entertainment sectors have experienced strong growth. The strength of the securities industry especially has helped to boost personal income growth and spending, as well as the city's tax revenues. The strength of the securities industry has been due largely to Wall Street's recent strong performance, which may or may not continue. Overall, employment growth in New York City is expected to lag behind that of the nation.

The city's chronic budgetary stress from its long-term weak financial performance and high level of debt will continue to present challenges and risks. Spending pressures for social service programs, public safety, corrections and education consistently outpace the city's revenue growth. While the city's fiscal year 1997 budget is more soundly balanced than budgets in recent years, large budget gaps are projected for fiscal 1998 and the city will continue to face difficult budget decisions necessary to cut spending and control costs. The portion of the budget dedicated to the city's debt service, currently at 10% of expenditures, is high and continues to grow, with projections indicating that the city will reach its statutory general obligation debt limit by the end of the current fiscal year.

Both the state and city face potential economic problems that could seriously affect their ability to meet their financial obligations. The economic problems of New York City adversely affect the state in numerous ways. For decades the state economy has grown more slowly than that of the nation as a whole, resulting in a decline in the position of New York as one of the country's wealthiest states. The causes of this decline are varied and complex and some causes reflect international and national trends beyond the state's control.


INVESTMENT RESTRICTIONS


The Fund has adopted the following restrictions as fundamental policies. These restrictions may not be changed without the approval of a majority of the outstanding voting securities of the Fund. Under the 1940 Act, this means the approval of (i) more than 50% of the outstanding shares of the Fund or (ii) 67% or more of the shares of the Fund present at a shareholder meeting if more than 50% of the outstanding shares of the Fund are represented at the meeting in person or by proxy, whichever is less. The Fund may not:

 1. Borrow money or mortgage or pledge any of its assets, except that borrowings (and a pledge of assets thereof) for temporary or emergency purposes may be made from banks in any amount up to 5% of the total asset value. Secured temporary borrowings may take the form of a reverse repurchase agreement, pursuant to which the Fund would sell portfolio securities for cash and simultaneously agree to repurchase them at a specified date for the same amount of cash plus an interest component.


 2. Buy any securities on margin or sell any securities short, except that it may use such short-term credits as are necessary for the clearance of transactions.


 3. Make loans, except through the purchase of debt securities which are customarily purchased by institutional investors, including the municipal securities described above, or to the extent the entry into a repurchase agreement may be deemed a loan. Although such loans are not presently intended, this prohibition will not preclude the Fund from loaning portfolio securities to broker-dealers or other institutional investors if at least 102% cash collateral is pledged and maintained by the borrower; provided such portfolio security loans may not be made if, as a result, the aggregate of such loans exceeds 10% of the value of the Fund's total assets at the time of the most recent loan.

 4. Act as underwriter of securities issued by other persons except insofar as the Fund may be technically deemed an underwriter under the federal securities laws in connection with the disposition of portfolio securities.

 5. Purchase the securities of any issuer which would result in owning more than 10% of the voting securities of such issuer.

 6. Purchase securities from or sell to the Trust's officers and trustees, or any firm of which any officer or trustee is a member, as principal, or retain securities of any issuer if, to the knowledge of the Trust, one or more of the Trust's officers, trustees, or investment advisor own beneficially more than one-half of 1% of the securities of such issuer and all such officers and trustees together own beneficially more than 5% of such securities.


 7. Acquire, lease or hold real estate, except such as may be necessary or advisable for the maintenance of its offices, and provided that this limitation shall not prohibit the purchase of municipal and other debt securities secured by real estate or interests therein.

 8. Invest in commodities and commodity contracts, puts, calls, straddles, spreads, or any combination thereof, or interests in oil, gas, or other mineral exploration or development programs, except that the Fund may purchase, hold, and dispose of puts on municipal securities in accordance with its investment policies.

 9. Invest in companies for the purpose of exercising control or management.


10. Purchase securities of other investment companies, except in connection with a merger, consolidation, acquisition, or reorganization, except that the Intermediate-Term Fund may invest in shares of one or more money market funds managed by Advisers, to the extent permitted by exemptions granted under the 1940 Act, and except to the extent the Insured Fund invests its uninvested daily cash balances in shares of Franklin New York Tax-Exempt Money Fund and other tax-exempt money market funds in the Franklin Group of Funds provided i) its purchases and redemptions of such money market fund shares may not be subject to any purchase or redemption fees, ii) its investments may not be subject to duplication of management fees, nor to any charge related to the expense of distributing the fund's shares (as determined under Rule 12b-1, as amended under the federal securities laws) and iii) provided aggregate investments by the Insured Fund in any such money market fund do not exceed (A) the greater of (i) 5% of the fund's total net assets or (ii) $2.5 million, or (B) more than 3% of the outstanding shares of any such money market fund.


11. Invest more than 10% of its assets in securities, in the case of the Money Fund, with legal or contractual restrictions on resale.

12. Invest more than 25% of its assets in securities of any industry. For purposes of this limitation, tax-exempt securities issued by governments or political subdivisions of governments are not considered to be part of any industry.



If a percentage restriction is met at the time of investment, a later increase or decrease in the percentage due to a change in the value or liquidity of portfolio securities or the amount of assets will not be considered a violation of any of the foregoing restrictions.


OFFICERS AND TRUSTEES


The Board has the responsibility for the overall management of the Fund, including general supervision and review of its investment activities. The Board, in turn, elects the officers of the Fund who are responsible for administering the Fund's day-to-day operations. The affiliations of the officers and Board members and their principal occupations for the past five years are shown below. Members of the Board who are considered "interested persons" of the Fund under the 1940 Act are indicated by an asterisk (*).



                             POSITIONS AND OFFICES   PRINCIPAL OCCUPATION DURING
NAME, AGE AND ADDRESS        WITH THE TRUST          THE PAST FIVE YEARS

 Frank H. Abbott, III (76)   Trustee
 1045 Sansome St.
 San Francisco, CA 94111

President and Director, Abbott Corporation (an investment company); and director, trustee or managing general partner, as the case may be, of 32 of the investment companies in the Franklin Templeton Group of Funds.

 Harris J. Ashton (64)        Trustee
 General Host Corporation
 Metro Center, 1 Station Place
 Stamford, CT 06904-2045

President, Chief Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers); Director, RBC Holdings, Inc. (a bank holding company) and Bar-S Foods (a meat packing company); and director, trustee or managing general partner, as the case may be, of 56 of the investment companies in the Franklin Templeton Group of Funds.

 S. Joseph Fortunato (64)     Trustee
 Park Avenue at Morris County
 P. O. Box 1945
 Morristown, NJ 07962-1945

Member of the law firm of Pitney, Hardin, Kipp & Szuch; Director of General Host Corporation; director, trustee or managing general partner, as the case may be, of 58 of the investment companies in the Franklin Templeton Group of Funds.

 David W. Garbellano (82)     Trustee
 111 New Montgomery St., #402
 San Francisco, CA 94105

Private Investor; Assistant Secretary/Treasurer and Director, Berkeley Science Corporation (a venture capital company); and director, trustee or managing general partner, as the case may be, of 31 of the investment companies in the Franklin Templeton Group of Funds.

*Charles B. Johnson (64)      Chairman of
 777 Mariners Island Blvd.    the Board and
 San Mateo, CA 94404          Trustee

President and Director, Franklin Resources, Inc.; Chairman of the Board and Director, Franklin Advisers, Inc., Franklin Investment Advisory Services, Inc. and Franklin Templeton Distributors, Inc.; Director, Franklin/Templeton Investor Services, Inc. and General Host Corporation; and officer and/or director, trustee or managing general partner, as the case may be, of most other subsidiaries of Franklin Resources, Inc. and of 57 of the investment companies in the Franklin Templeton Group of Funds.

*Rupert H. Johnson, Jr. (56)  President and
 777 Mariners Island Blvd.    Trustee
 San Mateo, CA 94404

Executive Vice President and Director, Franklin Resources, Inc. and Franklin Templeton Distributors, Inc.; President and Director, Franklin Advisers, Inc.; Senior Vice President and Director, Franklin Advisory Services, Inc. and Franklin Investment Advisory Services, Inc.; Director, Franklin/Templeton Investor Services, Inc.; and officer and/or director, trustee or managing general partner, as the case may be, of most of the other subsidiaries of Franklin Resources, Inc. and of 61 of the investment companies in the Franklin Templeton Group of Funds.

 Frank W.T. LaHaye (68)        Trustee
 20833 Stevens Creek Blvd.
 Suite 102
 Cupertino, CA 95014

General Partner, Peregrine Associates and Miller & LaHaye, which are General Partners of Peregrine Ventures and Peregrine Ventures II (venture capital firms); Chairman of the Board and Director, Quarterdeck Office Systems, Inc. (software firm); Director, FischerImaging Corporation (medical imaging systems); and director or trustee, as the case may be, of 27 of the investment companies in the Franklin Templeton Group of Funds.

*William J. Lippman (72)      Trustee
 One Parker Plaza
 Fort Lee, NJ 07024

Senior Vice President, Franklin Resources, Inc. and Franklin Management, Inc.; President and Director, Franklin Advisory Services, Inc.; and officer and/or director or trustee of seven of the investment companies in the Franklin Templeton Group of Funds.

 Gordon S. Macklin (68)       Trustee
 8212 Burning Tree Road
 Bethesda, MD 20817

Chairman, White River Corporation (information and financial services); Director, Fund American Enterprises Holdings, Inc.(financial services), MCI Communications Corporation, CCC Information Services Group, Inc. (information services), MedImmune, Inc. (biotechnology), Source One Mortgage Services Corporation (financial services), Shoppers Express (home shopping), Spacehab, Inc. (aerospace services); and director, trustee or managing general partner, as the case may be, of 53 of the investment companies in the Franklin Templeton Group of Funds; formerly Chairman, Hambrecht and Quist Group (venture capital and investment banking); Director, H & Q Healthcare Investors (investment trust); and President, National Association of Securities Dealers, Inc.

 Harmon E. Burns (52)         Vice President
 777 Mariners Island Blvd.
 San Mateo, CA 94404

Executive Vice President, Secretary and Director, Franklin Resources, Inc.; Executive Vice President and Director, Franklin Templeton Distributors, Inc.; Executive Vice President, Franklin Advisers, Inc. and Franklin Templeton Services, Inc.; Director, Franklin/Templeton Investor Services, Inc.; officer and/or director, as the case may be, of most of the other subsidiaries of Franklin Resources, Inc.; and officer and/or director or trustee of 61 of the investment companies in the Franklin Templeton Group of Funds.

 Martin L. Flanagan (36)      Vice President
 777 Mariners Island Blvd.    and Chief
 San Mateo, CA 94404          Financial Officer

Senior Vice President, Chief Financial Officer and Treasurer, Franklin Resources, Inc.; President, Franklin Templeton Services, Inc.; Executive Vice President, Templeton Worldwide, Inc.; Senior Vice President and Treasurer, Franklin Advisers, Inc. and Franklin Templeton Distributors, Inc.; Senior Vice President, Franklin/Templeton Investor Services, Inc.; Treasurer, Franklin Advisory Services, Inc. and Franklin Investment Advisory Services, Inc.; officer of most of the other subsidiaries of Franklin Resources, Inc.; and officer, director and/or trustee of 61 of the investment companies in the Franklin Templeton Group of Funds.

 Deborah R. Gatzek (48)        Vice President
 777 Mariners Island Blvd.     and Secretary
 San Mateo, CA 94404

Senior Vice President and General Counsel, Franklin Resources, Inc.; Senior Vice President, Franklin Templeton Services, Inc. and Franklin Templeton Distributors, Inc.; Vice President, Franklin Advisers, Inc., Franklin Advisory Services, Inc. and Franklin Investment Advisory Services, Inc.; and officer of 61 of the investment companies in the Franklin Templeton Group of Funds.

 Thomas J. Kenny (34)          Vice President
 777 Mariners Island Blvd.
 San Mateo, CA 94404

Senior Vice President, Franklin Advisers, Inc.; and officer of eight of the investment companies in the Franklin Templeton Group of Funds.

 Diomedes Loo-Tam (58)         Treasurer and
 777 Mariners Island Blvd.     Principal
 San Mateo, CA 94404           Accounting Officer

Employee of Franklin Advisers, Inc.; and officer of 38 of the investment companies in the Franklin Templeton Group of Funds.

 Edward V. McVey (59)          Vice President
 777 Mariners Island Blvd.
 San Mateo, CA 94404

Senior Vice President/National Sales Manager, Franklin Templeton Distributors, Inc.; and officer of 33 of the investment companies in the Franklin Templeton Group of Funds.

 Richard C. Stoker (59)        Vice President
 11615 Spring Ridge Rd.
 Potomac, MD 20854

Senior Vice President, Franklin Templeton Distributors, Inc.; Vice President, Franklin Management, Inc.; and officer of five of the investment companies in the Franklin Templeton Group of Funds.

The table above shows the officers and Board members who are affiliated with Distributors and the investment manager. Nonaffiliated members of the Board are currently paid $50 per month plus $50 per meeting attended. As shown above, some of the nonaffiliated Board members also serve as directors, trustees or managing general partners of other investment companies in the Franklin Templeton Group of Funds. They may receive fees from these funds for their services. The following table provides the total fees paid to nonaffiliated Board members by the Trust and by other funds in the Franklin Templeton Group of Funds.

                                                 Total Fees   Number of Boards
                                               Received from  in the Franklin
                                   Total Fees   the Franklin  Templeton Group
                                 Received from   Templeton    of Funds on Which
Name                              the Trust*  Group of Funds*   Each Serves**

Frank H. Abbott, III..............    $1,150      $165,236          32

Harris J. Ashton..................    $1,150      $343,591          56

S. Joseph Fortunato...............    $1,150      $360,411          58

David W. Garbellano...............    $1,150      $148,916          31

Frank W.T. LaHaye.................    $1,100      $139,233          27

Gordon S. Macklin.................    $1,150      $335,541          53

*For the year ended December 31, 1996.

**We base the number of boards on the number of registered investment companies in the Franklin Templeton Group of Funds. This number does not include the total number of series or funds within each investment company for which the Board members are responsible. The Franklin Templeton Group of Funds currently includes 62 registered investment companies, with approximately 170 U.S. based funds or series.

Nonaffiliated members of the Board are reimbursed for expenses incurred in connection with attending board meetings, paid pro rata by each fund in the Franklin Templeton Group of Funds for which they serve as director, trustee or managing general partner. No officer or Board member received any other compensation, including pension or retirement benefits, directly or indirectly from the Fund or other funds in the Franklin Templeton Group of Funds. Certain officers or Board members who are shareholders of Resources may be deemed to receive indirect remuneration by virtue of their participation, if any, in the fees paid to its subsidiaries.

As of April 2, 1997, the officers and Board members, as a group, owned of record and beneficially the following shares of the Fund: approximately 8,814 shares of the Money Fund, or less than 1% of the total outstanding shares of the Money Fund. Many of the Board members also own shares in other funds in the Franklin Templeton Group of Funds. Charles B. Johnson and Rupert H. Johnson, Jr. are brothers.

INVESTMENT MANAGEMENT AND OTHER SERVICES

INVESTMENT MANAGER AND SERVICES PROVIDED. Advisers is the investment manager of the Money Fund and the Insured Fund. Investment Advisory is the investment manager of the Intermediate-Term Fund. The investment manager provides investment research and portfolio management services, including the selection of securities for the Fund to buy, hold or sell and the selection of brokers through whom the Fund's portfolio transactions are executed. The investment manager's extensive research activities include, as appropriate, traveling to meet with issuers and to review project sites. The investment manager's activities are subject to the review and supervision of the Board to whom the investment manager renders periodic reports of the Fund's investment activities. The investment manager and its officers, directors and employees are covered by fidelity insurance for the protection of the Fund.

The investment manager and its affiliates act as investment manager to numerous other investment companies and accounts. The investment manager may give advice and take action with respect to any of the other funds it manages, or for its own account, that may differ from action taken by the investment manager on behalf of the Fund. Similarly, with respect to the Fund, the investment manager is not obligated to recommend, buy or sell, or to refrain from recommending, buying or selling any security that the investment manager and access persons, as defined by the 1940 Act, may buy or sell for its or their own account or for the accounts of any other fund. The investment manager is not obligated to refrain from investing in securities held by the Fund or other funds that it manages. Of course, any transactions for the accounts of the investment manager and other access persons will be made in compliance with the Fund's Code of Ethics. Please see "Miscellaneous Information - Summary of Code of Ethics."

MANAGEMENT FEES. Under their management agreements, the Intermediate-Term Fund and the Insured Fund each pay their investment manager a management fee equal to a monthly rate of 5/96 of 1% (approximately 5/8 of 1% per year) of the value of net assets up to and including $100 million; and 1/24 of 1% (approximately 1/2 of 1% per year) of the value of net assets over $100 million and not over $250 million; and 9/240 of 1% (approximately 45/100 of 1% per year) of the value of net assets in excess of $250 million. The fee is computed at the close of business on the last business day of each month. Each class of the Insured Fund pays its proportionate share of the management fee.

Under its management agreement, the Money Fund pays Advisers a management fee equal to a daily rate of 1/584 of 1% of the value of net assets up to and including $100 million; and 1/730 of 1% of the value of net assets over $100 million up to and including $250 million; and 1/811 of 1% of the value of net assets in excess of $250 million. The fee is payable at the request of Advisers.

For the periods shown, the investment manager had agreed in advance to waive all or a portion of its management fees and to make certain payments to reduce expenses. The table below shows the management fees before any advance waiver and the management fees paid by the Fund for the fiscal years ended December 31, 1996, 1995 and 1994.

FISCAL YEAR ENDED DECEMBER 31, 1996

                                           Management Fees Before  Management
                                             Advance Waiver        Fees Paid

   Money Fund................................    $  387,116      $  225,867
   Insured Fund..............................    $1,414,871      $1,283,052
   Intermediate-Term Fund....................    $  278,912      $   76,133

FISCAL YEAR ENDED DECEMBER 31, 1995

   Money Fund................................    $  385,243      $  227,525
   Insured Fund..............................    $1,347,087      $1,185,090
   Intermediate-Term Fund....................    $  247,415      $   51,949

FISCAL YEAR ENDED DECEMBER 31, 1994

   Money Fund................................    $  369,023        $171,416
   Insured Fund..............................    $1,349,257        $992,613
   Intermediate-Term Fund....................    $  234,273        $      0

MANAGEMENT AGREEMENTS. The management agreements for the Insured Fund and the Intermediate-Term Fund are in effect until March 31, 1998. The management agreement for the Money Fund is in effect until February 28, 1998. They may continue in effect for successive annual periods if their continuance is specifically approved at least annually by a vote of the Board or by a vote of the holders of a majority of the Fund's outstanding voting securities, and in either event by a majority vote of the Board members who are not parties to the management agreement or interested persons of any such party (other than as members of the Board), cast in person at a meeting called for that purpose. The management agreement may be terminated without penalty at any time by the Board or by a vote of the holders of a majority of the Fund's outstanding voting securities, or by the investment manager on 30 days' written notice for the Insured Fund and Intermediate-Term Fund, and on 60 days' written notice for the Money Fund, and will automatically terminate in the event of its assignment, as defined in the 1940 Act.

ADMINISTRATIVE SERVICES. Under an agreement with the investment manager, FT Services provides certain administrative services and facilities for the Fund. These include preparing and maintaining books, records, and tax and financial reports, and monitoring compliance with regulatory requirements. FT Services is a wholly owned subsidiary of Resources.

Under its administration agreement, the investment manager pays FT Services a monthly administration fee equal to an annual rate of 0.15% of the Fund's average daily net assets up to $200 million, 0.135% of average daily net assets over $200 million up to $700 million, 0.10% of average daily net assets over $700 million up to $1.2 billion, and 0.075% of average daily net assets over $1.2 billion. The fee is paid by the investment manager. It is not a separate expense of the Fund.

Shareholder Servicing Agent. Investor Services, a wholly owned subsidiary of Resources, is the Fund's shareholder servicing agent and acts as the Fund's transfer agent and dividend-paying agent. Investor Services is compensated on the basis of a fixed fee per account.

CUSTODIAN. Bank of New York, Mutual Funds Division, 90 Washington Street, New York, New York, 10286, acts as custodian of the securities and other assets of the Fund. The custodian does not participate in decisions relating to the purchase and sale of portfolio securities.

AUDITORS. Coopers & Lybrand L.L.P., 333 Market Street, San Francisco, California 94105, are the Fund's independent auditors. During the fiscal year ended December 31, 1996, their auditing services consisted of rendering an opinion on the financial statements of the Trust included in the Trust's Annual Report to Shareholders for the fiscal year ended December 31, 1996.

HOW DOES THE FUND BUY
SECURITIES FOR ITS PORTFOLIO?

Since most purchases by the Fund are principal transactions at net prices, the Fund incurs little or no brokerage costs. The Fund deals directly with the selling or buying principal or market maker without incurring charges for the services of a broker on its behalf, unless it is determined that a better price or execution may be obtained by using the services of a broker. Purchases of portfolio securities from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers will include a spread between the bid and ask prices. As a general rule, the Fund does not buy bonds in underwritings where it is given no choice, or only limited choice, in the designation of dealers to receive the commission. The Fund seeks to obtain prompt execution of orders at the most favorable net price. Transactions may be directed to dealers in return for research and statistical information, as well as for special services provided by the dealers in the execution of orders.

It is not possible to place a dollar value on the special executions or on the research services the investment manager receives from dealers effecting transactions in portfolio securities. The allocation of transactions in order to obtain additional research services permits the investment manager to supplement its own research and analysis activities and to receive the views and information of individuals and research staffs of other securities firms. As long as it is lawful and appropriate to do so, the investment manager and its affiliates may use this research and data in their investment advisory capacities with other clients. If the Fund's officers are satisfied that the best execution is obtained, the sale of Fund shares, as well as shares of other funds in the Franklin Templeton Group of Funds, may also be considered a factor in the selection of broker-dealers to execute the Fund's portfolio transactions.

If purchases or sales of securities of the Fund and one or more other investment companies or clients supervised by the investment manager are considered at or about the same time, transactions in these securities will be allocated among the several investment companies and clients in a manner deemed equitable to all by the investment manager, taking into account the respective sizes of the funds and the amount of securities to be purchased or sold. In some cases this procedure could have a detrimental effect on the price or volume of the security so far as the Fund is concerned. In other cases it is possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to the Fund.

During the fiscal years ended December 31, 1996, 1995 and 1994, the Fund paid no brokerage commissions.

As of December 31, 1996, the Fund did not own securities of its regular broker-dealers.

HOW DO I BUY, SELL AND EXCHANGE SHARES?

ADDITIONAL INFORMATION ON BUYING SHARES

The Fund continuously offers its shares through Securities Dealers who have an agreement with Distributors. Securities Dealers may at times receive the entire sales charge on shares of the Intermediate-Term Fund and the Insured Fund. A Securities Dealer who receives 90% or more of the sales charge may be deemed an underwriter under the Securities Act of 1933, as amended.

Securities laws of states where the Fund offers its shares may differ from federal law. Banks and financial institutions that sell shares of the Fund may be required by state law to register as Securities Dealers. Financial institutions or their affiliated brokers may receive an agency transaction fee in the percentages indicated in the Prospectus in the table under "How Do I Buy Shares? - Purchase Price of Fund Shares" for the Insured Fund or under "How Do I Buy Shares? - Sales Charge Reductions and Waivers" for the Intermediate-Term Fund.

All purchases of Money Fund shares will be credited to you, in full and fractional shares of the Fund (rounded to the nearest 1/1000 of a share), in an account maintained for you by the Fund's transfer agent. No share certificates will be issued for fractional shares of the Money Fund at any time. No certificates will be issued to you if you have elected to redeem shares by check or by preauthorized bank or brokerage firm account methods. The offering of shares of the Money Fund may be suspended at any time and resumed at any time thereafter.

When you buy shares, if you submit a check or a draft that is returned unpaid to the Fund we may impose a $10 charge against your account for each returned item.

Under agreements with certain banks in Taiwan, Republic of China, shares of the Insured Fund and the Intermediate-Term Fund are available to these banks' trust accounts without a sales charge. The banks may charge service fees to their customers who participate in the trusts. A portion of these service fees may be paid to Distributors or one of its affiliates to help defray expenses of maintaining a service office in Taiwan, including expenses related to local literature fulfillment and communication facilities.

Shares of the Intermediate-Term Fund and Class I shares of the Insured Fund may be offered to investors in Taiwan through securities advisory firms known locally as Securities Investment Consulting Enterprises. In conformity with local business practices in Taiwan, these shares may be offered with the following schedule of sales charges:


                                                          SALES
SIZE OF PURCHASE - U.S. DOLLARS                           CHARGE

Under $30,000............................................   3%
$30,000 but less than $100,000...........................   2%
$100,000 but less than $400,000..........................   1%
$400,000 or more ........................................   0%



OTHER PAYMENTS TO SECURITIES DEALERS. Distributors may pay the following commissions, out of its own resources, to Securities Dealers who initiate and are responsible for purchases of shares of the Intermediate-Term Fund or Class I shares of the Insured Fund of $1 million or more: 0.75% on sales of $1 million to $2 million, plus 0.60% on sales over $2 million to $3 million, plus 0.50% on sales over $3 million to $50 million, plus 0.25% on sales over $50 million to $100 million, plus 0.15% on sales over $100 million. These breakpoints are reset every 12 months for purposes of additional purchases.

Distributors and/or its affiliates provide financial support to various Securities Dealers that sell shares of the Franklin Templeton Group of Funds. This support is based primarily on the amount of sales of fund shares. The amount of support may be affected by: total sales; net sales; levels of redemptions; the proportion of a Securities Dealer's sales and marketing efforts in the Franklin Templeton Group of Funds; a Securities Dealer's support of, and participation in, Distributors' marketing programs; a Securities Dealer's compensation programs for its registered representatives; and the extent of a Securities Dealer's marketing programs relating to the Franklin Templeton Group of Funds. Financial support to Securities Dealers may be made by payments from Distributors' resources, from Distributors' retention of underwriting concessions and, in the case of funds that have Rule 12b-1 plans, from payments to Distributors under such plans. In addition, certain Securities Dealers may receive brokerage commissions generated by fund portfolio transactions in accordance with the NASD's rules.

LETTER OF INTENT. You may qualify for a reduced sales charge when you buy shares of the Intermediate-Term Fund or Class I shares of the Insured Fund, as described in the Prospectus. At any time within 90 days after the first investment that you want to qualify for a reduced sales charge, you may file with the Fund a signed shareholder application with the Letter of Intent section completed. After the Letter is filed, each additional investment will be entitled to the sales charge applicable to the level of investment indicated on the Letter. Sales charge reductions based on purchases in more than one Franklin Templeton Fund will be effective only after notification to Distributors that the investment qualifies for a discount. Your holdings in the Franklin Templeton Funds acquired more than 90 days before the Letter is filed, will be counted towards completion of the Letter but will not be entitled to a retroactive downward adjustment in the sales charge. Any redemptions you make during the 13 month period will be subtracted from the amount of the purchases for purposes of determining whether the terms of the Letter have been completed. If the Letter is not completed within the 13 month period, there will be an upward adjustment of the sales charge, depending on the amount actually purchased (less redemptions) during the period. If you execute a Letter before a change in the sales charge structure of the Fund, you may complete the Letter at the lower of the new sales charge structure or the sales charge structure in effect at the time the Letter was filed.

As mentioned in the Prospectus, five percent (5%) of the amount of the total intended purchase will be reserved in shares of the Fund registered in your name until you fulfill the Letter. If total purchases, less redemptions, equal the amount specified under the Letter, the reserved shares will be deposited to an account in your name or delivered to you or as you direct. If total purchases, less redemptions, exceed the amount specified under the Letter and is an amount that would qualify for a further quantity discount, a retroactive price adjustment will be made by Distributors and the Securities Dealer through whom purchases were made pursuant to the Letter (to reflect such further quantity discount) on purchases made within 90 days before and on those made after filing the Letter. The resulting difference in Offering Price will be applied to the purchase of additional shares at the Offering Price applicable to a single purchase or the dollar amount of the total purchases. If the total purchases, less redemptions, are less than the amount specified under the Letter, you will remit to Distributors an amount equal to the difference in the dollar amount of sales charge actually paid and the amount of sales charge that would have applied to the aggregate purchases if the total of the purchases had been made at a single time. Upon remittance, the reserved shares held for your account will be deposited to an account in your name or delivered to you or as you direct. If within 20 days after written request the difference in sales charge is not paid, the redemption of an appropriate number of reserved shares to realize the difference will be made. In the event of a total redemption of the account before fulfillment of the Letter, the additional sales charge due will be deducted from the proceeds of the redemption, and the balance will be forwarded to you.

ADDITIONAL INFORMATION ON EXCHANGING SHARES

If you request the exchange of the total value of your account, accrued but unpaid income dividends and capital gain distributions will be reinvested in the Fund at the Net Asset Value on the date of the exchange, and then the entire share balance will be exchanged into the new fund. Backup withholding and information reporting may apply. Information regarding the possible tax consequences of an exchange is included in the tax section in this SAI and in the Prospectus.

If a substantial number of shareholders should, within a short period, sell their shares of the Fund under the exchange privilege, the Fund might have to sell portfolio securities it might otherwise hold and incur the additional costs related to such transactions. On the other hand, increased use of the exchange privilege may result in periodic large inflows of money. If this occurs, it is the general policy of the Insured Fund and the Intermediate-Term Fund to initially invest this money in short-term, tax-exempt municipal securities, unless it is believed that attractive investment opportunities consistent with the Fund's investment objective exist immediately. This money will then be withdrawn from the short-term tax-exempt municipal securities and invested in portfolio securities in as orderly a manner as is possible when attractive investment opportunities arise.

The proceeds from the sale of shares of an investment company are generally not available until the fifth business day following the sale. The funds you are seeking to exchange into may delay issuing shares pursuant to an exchange until that fifth business day. The sale of Fund shares to complete an exchange will be effected at Net Asset Value at the close of business on the day the request for exchange is received in proper form. Please see "May I Exchange Shares for Shares of Another Fund?" in the Prospectus.

ADDITIONAL INFORMATION ON SELLING SHARES

SYSTEMATIC WITHDRAWAL PLAN. There are no service charges for establishing or maintaining a systematic withdrawal plan. Once your plan is established, any distributions paid by the Fund will be automatically reinvested in your account. Payments under the plan will be made from the redemption of an equivalent amount of shares in your account, generally on the 25th day of the month in which a payment is scheduled. If the 25th falls on a weekend or holiday, we will process the redemption on the next business day for the Money Fund, Intermediate-Term Fund and Class I shares of the Insured Fund and on the prior business day for Class II shares of the Insured Fund. If the processing dates are different, the date of the Net Asset Value used to redeem the shares will also be different for Class I and Class II shares of the Insured Fund.

Redeeming shares through a systematic withdrawal plan may reduce or exhaust the shares in your account if payments exceed distributions received from the Fund. This is especially likely to occur if there is a market decline. If a withdrawal amount exceeds the value of your account, your account will be closed and the remaining balance in your account will be sent to you. Because the amount withdrawn under the plan may be more than your actual yield or income, part of the payment may be a return of your investment.

The Fund may discontinue a systematic withdrawal plan by notifying you in writing and will automatically discontinue a systematic withdrawal plan if all shares in your account are withdrawn or if the Fund receives notification of the shareholder's death or incapacity.

THROUGH YOUR SECURITIES DEALER. If you sell shares through your Securities Dealer, it is your dealer's responsibility to transmit the order to the Fund in a timely fashion. Any loss to you resulting from your dealer's failure to do so must be settled between you and your Securities Dealer.

REDEMPTIONS IN KIND. The Fund has committed itself to pay in cash (by check) all requests for redemption by any shareholder of record, limited in amount, however, during any 90-day period to the lesser of $250,000 or 1% of the value of the Fund's net assets at the beginning of the 90-day period. This commitment is irrevocable without the prior approval of the SEC. In the case of redemption requests in excess of these amounts, the Board reserves the right to make payments in whole or in part in securities or other assets of the Fund, in case of an emergency, or if the payment of such a redemption in cash would be detrimental to the existing shareholders of the Fund. In these circumstances, the securities distributed would be valued at the price used to compute the Fund's net assets and you may incur brokerage fees in converting the securities to cash. The Fund does not intend to redeem illiquid securities in kind. If this happens, however, you may not be able to recover your investment in a timely manner.

GENERAL INFORMATION

If dividend checks are returned to the Fund marked "unable to forward" by the postal service, we will consider this a request by you to change your dividend option to reinvest all distributions. The proceeds will be reinvested in additional shares at Net Asset Value until we receive new instructions.

If mail is returned as undeliverable or we are unable to locate you or verify your current mailing address, we may deduct the costs of our efforts to find you from your account. These costs may include a percentage of the account when a search company charges a percentage fee in exchange for its location services.

All checks, drafts, wires and other payment mediums used to buy or sell shares of the Fund must be denominated in U.S. dollars. We may, in our sole discretion, either (a) reject any order to buy or sell shares denominated in any other currency or (b) honor the transaction or make adjustments to your account for the transaction as of a date and with a foreign currency exchange factor determined by the drawee bank.

SPECIAL SERVICES. Investor Services may pay certain financial institutions that maintain omnibus accounts with the Fund on behalf of numerous beneficial owners for recordkeeping operations performed with respect to such owners. For each beneficial owner in the omnibus account, the Fund may reimburse Investor Services an amount not to exceed the per account fee that the Fund normally pays Investor Services. These financial institutions may also charge a fee for their services directly to their clients.

Certain shareholder servicing agents may be authorized to accept your transaction request.

SPECIAL SERVICES - MONEY FUND. Investor Services may charge you separate fees, negotiated directly with you, for providing special services in connection with your account, such as processing a large number of checks each month. Fees for special services will not increase the expenses borne by the Fund.

Special procedures have been designed for banks and other institutions wishing to open multiple accounts. An institution may open a single master account by filing one application form with the Fund, signed by personnel authorized to act for the institution. Individual sub-accounts may be opened at the time the master account is filed by listing them, or instructions may be provided to the Fund at a later date. These sub-accounts may be established by the institution with registration either by name or number. The investment minimums applicable to the Fund are applicable to each sub-account. The Fund will provide each institution with a written confirmation for each transaction in a sub-account and arrangements may be made at no additional charge for the transmittal of duplicate confirmations to the beneficial owner of the sub-account.

The Fund will provide to each institution, on a quarterly basis or more frequently if requested, a statement setting forth each sub-account's share balance, income earned for the period, income earned for the year to date, and total current market value.

HOW ARE FUND SHARES VALUED?

We calculate the Net Asset Value per share of the Intermediate-Term Fund and each class of the Insured Fund as of the scheduled close of the NYSE, generally 1:00 p.m. Pacific time, each day that the NYSE is open for trading. We calculate the Net Asset Value of the Money Fund as of 3:00 p.m. Pacific time, each day that the NYSE is open for trading. As of the date of this SAI, the Fund is informed that the NYSE observes the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

THE INSURED FUND AND INTERMEDIATE-TERM FUND. For the purpose of determining the aggregate net assets of the Fund, cash and receivables are valued at their realizable amounts. Interest is recorded as accrued and dividends are recorded on the ex-dividend date. Over-the-counter portfolio securities are valued within the range of the most recent quoted bid and ask prices. Portfolio securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market as determined by the investment manager. Municipal securities generally trade in the over-the-counter market rather than on a securities exchange. In the absence of a sale or reported bid and ask prices, information with respect to bond and note transactions, quotations from bond dealers, market transactions in comparable securities, and various relationships between securities are used to determine the value of municipal securities.

Generally, trading in U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the NYSE. The value of these securities used in computing Net Asset Value is determined as of such times. Occasionally, events affecting the values of these securities may occur between the times at which they are determined and the scheduled close of the NYSE that will not be reflected in the computation of Net Asset Value. If events materially affecting the values of these securities occur during this period, the securities will be valued at their fair value as determined in good faith by the Board.

Other securities for which market quotations are readily available are valued at the current market price, which may be obtained from a pricing service, based on a variety of factors including recent trades, institutional size trading in similar types of securities (considering yield, risk and maturity) and/or developments related to specific issues. Securities and other assets for which market prices are not readily available are valued at fair value as determined following procedures approved by the Board. With the approval of the Board, the Fund may utilize a pricing service, bank or Securities Dealer to perform any of the above described functions.

THE MONEY FUND. The valuation of the Fund's portfolio securities, including any securities held in a separate account maintained for when-issued securities, is based on the amortized cost of the securities, which does not take into account unrealized capital gains or losses. This method involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in calculation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument. During periods of declining interest rates, the daily yield on shares of the Fund computed as described above may tend to be higher than a like computation made by a fund with identical investments but utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio instruments. Thus, if the use of amortized cost by the Fund resulted in a lower aggregate portfolio value on a particular day, a prospective investor in the Fund would be able to obtain a somewhat higher yield than would result from an investment in a fund utilizing only market values, and existing investors in the Fund would receive less investment income. The opposite would be true in a period of rising interest rates.

The Fund's use of amortized cost, which helps the Fund maintain its Net Asset Value per share of $1.00, is permitted by a rule adopted by the SEC. Under this rule, the Fund must adhere to certain conditions. The Fund must maintain a dollar-weighted average portfolio maturity of 90 days or less and only buy instruments having remaining maturities of 397 calendar days or less. The Fund must also invest only in those U.S. dollar-denominated securities that the Board determines present minimal credit risks and that are rated in one of the two highest rating categories by nationally recognized rating services, or if unrated are deemed comparable in quality, or are instruments issued by an issuer that, with respect to an outstanding issue of short-term debt that is comparable in priority and protection, has received a rating within the two highest rating categories. Securities subject to floating or variable interest rates with demand features that comply with applicable SEC rules may have stated maturities in excess of one year.

The Board has established procedures designed to stabilize, to the extent reasonably possible, the Fund's price per share at $1.00, as computed for the purpose of sales and redemptions. These procedures include a review of the Fund's holdings by the Board, at such intervals as it may deem appropriate, to determine if the Fund's Net Asset Value calculated by using available market quotations deviates from $1.00 per share based on amortized cost. The extent of any deviation will be examined by the Board. If a deviation exceeds 1/2 of 1%, the Board will promptly consider what action, if any, will be initiated. If the Board determines that a deviation exists that may result in material dilution or other unfair results to investors or existing shareholders, it will take corrective action that it regards as necessary and appropriate, which may include selling portfolio instruments before maturity to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends, redeeming shares in kind, or establishing a Net Asset Value per share by using available market quotations.

ADDITIONAL INFORMATION ON
DISTRIBUTIONS AND TAXES

DISTRIBUTIONS (INSURED FUND AND
INTERMEDIATE-TERM FUND)

You may receive two types of distributions from the Fund:

1. INCOME DIVIDENDS. The Fund receives income generally in the form of interest and other income derived from its investments. This income, less the expenses incurred in the Fund's operations, is its net investment income from which income dividends may be distributed. Thus, the amount of dividends paid per share may vary with each distribution.

2. CAPITAL GAIN DISTRIBUTIONS. The Fund may derive capital gains or losses in connection with sales or other dispositions of its portfolio securities. Distributions by the Fund derived from net short-term and net long-term capital gains (after taking into account any capital loss carryforward or post October loss deferral) may generally be made twice each year, once in December and once following the end of the Fund's fiscal year. These distributions, when made, will generally be fully taxable to the Fund's shareholders. The Fund may adjust the timing of these distributions for operational or other reasons.

DISTRIBUTIONS (MONEY FUND)

The Fund's daily dividend includes accrued interest and any original issue and market discount, plus or minus any gain or loss on the sale of portfolio securities and changes in unrealized appreciation or depreciation in portfolio securities (to the extent required to maintain a stable Net Asset Value per share), less amortization of any premium paid on the purchase of portfolio securities and the estimated expenses of the Fund.

Distributions and distribution adjustments resulting from realized gains and losses on the sale of portfolio securities or from unrealized appreciation or depreciation in the value of portfolio securities are required to maintain a $1.00 Net Asset Value per share and may result in under or over distributions of investment company taxable income or net tax-exempt income.

The Fund may derive capital gains or losses in connection with sales or other dispositions of its portfolio securities. However, because under normal circumstances the Fund's portfolio is composed of short-term securities, the Fund does not expect to realize any long-term capital gains or losses. Any net short-term or long-term capital gains that are realized by the Fund (adjusted for any daily amounts of unrealized appreciation or depreciation and taking into account any capital loss carryforward or post October loss deferral) will generally be distributed once each year and may be distributed more frequently if necessary to avoid federal excise taxes. Any distributions of capital gain will be reinvested in additional shares of the Fund at Net Asset Value, unless you have previously elected to have them paid in cash.

If you withdraw the entire amount in your account at any time during a month, all dividends accrued with respect to your account during that month up to the time of withdrawal will be paid in the same manner and at the same time as your withdrawal proceeds. You will receive a monthly summary of your account, including information about dividends reinvested or paid.

The Board may revise the Fund's dividend policy or postpone the payment of dividends, if warranted in its judgment, due to unusual circumstances such as a large expense, loss or unexpected fluctuation in net assets.

TAXES

As stated in the Prospectus, the Fund has elected and qualified to be treated as a regulated investment company under Subchapter M of the Code. The Board reserves the right not to maintain the qualification of the Fund as a regulated investment company if it determines this course of action to be beneficial to shareholders. In that case, the Fund will be subject to federal and possibly state corporate taxes on its taxable income and gains, to the alternative minimum tax on a portion of its tax-exempt income, and distributions (including tax-exempt interest dividends) to shareholders will be taxable to the extent of the Fund's available earnings and profits.

The Code requires all funds to distribute at least 98% of their taxable ordinary income earned during the calendar year and at least 98% of their capital gain net income earned during the 12 month period ending October 31 of each year (in addition to amounts from the prior year that were neither distributed nor taxed to the Fund) to shareholders by December 31 of each year in order to avoid the imposition of a federal excise tax. Under these rules, certain distributions that are declared in October, November or December but which, for operational reasons, may not be paid to you until the following January, will be treated for tax purposes as if paid by the Fund and received by you on December 31 of the calendar year in which they are declared. The Fund intends, as a matter of policy, to declare and pay these dividends, if any, in December to avoid the imposition of this tax, but can give no assurances that its distributions will be sufficient to eliminate all such taxes.

Redemptions and exchanges of Fund shares are taxable transactions for federal and state income tax purposes. For most shareholders subject to taxation, gain or loss will be recognized in an amount equal to the difference between your basis in the shares and the amount realized from the transaction, subject to the rules described below. If you hold your shares as a capital asset, gain or loss realized will be capital gain or loss and will be long-term for federal income tax purposes if the shares have been held for more than one year.

Any loss realized upon the redemption of shares within six months from the date of their purchase will be treated as a long-term capital loss to the extent of any long-term capital gains distributed to you from your investment in the Fund and will be disallowed to the extent of exempt-interest dividends paid to you with respect to such shares.

All or a portion of the sales charge incurred in buying shares of the Insured Fund or the Intermediate-Term Fund will not be included in the federal tax basis of such shares sold or exchanged within 90 days of their purchase (for purposes of determining gain or loss upon the sale of such shares) if the sales proceeds are reinvested in the Fund or in another fund in the Franklin Templeton Group of Funds and a sales charge that would otherwise apply to the reinvestment is reduced or eliminated. Any portion of such sales charge excluded from the tax basis of the shares sold will be added to the tax basis of the shares acquired in the reinvestment. You should consult with your tax advisor concerning the tax rules applicable to the redemption or exchange of Fund shares.

Many states grant tax-free status to dividends paid to shareholders of mutual funds from interest income earned by a fund from direct obligations of the U.S. government, subject in some states to minimum investment requirements that must be met by the fund. Investments in GNMA/FNMA securities, bankers' acceptances, commercial paper and repurchase agreements collateralized by U.S. government securities do not generally qualify for tax-free treatment. Investments in state and municipal obligations of other states also generally do not qualify for tax-free treatment. To the extent that such investments are made, the Fund will provide you with the percentage of any dividends paid that may qualify for such tax-free treatment at the end of each calendar year. You should consult with your own tax advisor with respect to the application of your state and local laws to these distributions and on the application of other state and local laws on distributions and redemption proceeds received from the Fund.

THE FUND'S UNDERWRITER

Pursuant to an underwriting agreement, Distributors acts as principal underwriter in a continuous public offering of the Fund's shares. The underwriting agreement will continue in effect for successive annual periods if its continuance is specifically approved at least annually by a vote of the Board or by a vote of the holders of a majority of the Fund's outstanding voting securities, and in either event by a majority vote of the Board members who are not parties to the underwriting agreement or interested persons of any such party (other than as members of the Board), cast in person at a meeting called for that purpose. The underwriting agreement terminates automatically in the event of its assignment and may be terminated by either party on 90 days' written notice.

Distributors pays the expenses of the distribution of Fund shares, including advertising expenses and the costs of printing sales material and prospectuses used to offer shares to the public. The Fund pays the expenses of preparing and printing amendments to its registration statements and prospectuses (other than those necessitated by the activities of Distributors) and of sending prospectuses to existing shareholders.

The table below shows the aggregate underwriting commissions received by Distributors in connection with the offering of shares of the Insured Fund and the Intermediate-Term Fund and the amounts of net underwriting discounts and commissions retained by Distributors after allowances to dealers for the periods shown.

FISCAL YEAR ENDED DECEMBER 31, 1996

                                                     TOTAL       AMOUNT
                                                  COMMISSIONS  RETAINED BY
     FUND                                           RECEIVED  DISTRIBUTORS

     Insured Fund...............................    $875,662    $54,350
     Intermediate-Term Fund.....................    $160,045    $20,496

FISCAL YEAR ENDED DECEMBER 31, 1995

     Insured Fund...............................    $871,088    $55,389
     Intermediate-Term Fund.....................    $137,315    $18,658

FISCAL YEAR ENDED DECEMBER 31, 1994

      Insured Fund...............................   $1,248,174  $56,758
      Intermediate-Term Fund.....................   $  206,123  $25,515

For the fiscal years ended December 31, 1996 and 1995, Distributors received $1,590 and $10, in connection with redemptions or repurchases of shares of the Insured Fund for the respective years. Distributors may be entitled to reimbursement under the Rule 12b-1 plans for the Intermediate-Term Fund and each class of the Insured Fund, as discussed below. Except as noted, Distributors received no other compensation from the Fund for acting as underwriter.

THE RULE 12B-1 PLANS (INSURED FUND
AND INTERMEDIATE-TERM FUND)

The Intermediate-Term Fund and each class of the Insured Fund have separate distribution plans or "Rule 12b-1 plans" that were adopted pursuant to Rule 12b-1 of the 1940 Act.

Under the plans for the Intermediate-Term Fund and Class I shares of the Insured Fund, the Fund may pay up to a maximum of 0.10% per year of the Fund's or class' average daily net assets, payable quarterly, for expenses incurred in the promotion and distribution of shares of the Intermediate-Term Fund or Class I shares of the Insured Fund.

In implementing the Class I plan for the Insured Fund, the Board has determined that the annual fees payable under the plan will be equal to the sum of: (i) the amount obtained by multiplying 0.10% by the average daily net assets represented by Class I shares of the Fund that were acquired by investors on or after May 1, 1994, the effective date of the plan ("New Assets"), and (ii) the amount obtained by multiplying 0.05% by the average daily net assets represented by Class I shares of the Fund that were acquired before May 1, 1994 ("Old Assets"). These fees will be paid to the current Securities Dealer of record on the account. In addition, until such time as the maximum payment of 0.10% is reached on a yearly basis, up to an additional 0.02% will be paid to Distributors under the plan. The payments made to Distributors will be used by Distributors to defray other marketing expenses that have been incurred in accordance with the plan, such as advertising.

For the Insured Fund's Class I plan, the fee is a Class I expense. This means that all Class I shareholders, regardless of when they purchased their shares, will bear Rule 12b-1 expenses at the same rate. The initial rate will be at least 0.07% (0.05% plus 0.02%) of the average daily net assets of Class I and, as Class I shares are sold on or after May 1, 1994, will increase over time. Thus, as the proportion of Class I shares purchased on or after May 1, 1994, increases in relation to outstanding Class I shares, the expenses attributable to payments under the plan will also increase (but will not exceed 0.10% of average daily net assets). While this is the currently anticipated calculation for fees payable under the Class I plan, the plan permits the Board to allow the Fund to pay a full 0.10% on all assets at any time. The approval of the Board would be required to change the calculation of the payments to be made under the Class I plan.

The plans for the Intermediate-Term Fund and Class I shares of the Insured Fund do not permit unreimbursed expenses incurred in a particular year to be carried over to or reimbursed in later years.

Under the Insured Fund's Class II plan, the Fund pays Distributors up to 0.50% per year of Class II's average daily net assets, payable quarterly, for distribution and related expenses. These fees may be used to compensate Distributors or others for providing distribution and related services and bearing certain Class II expenses. All distribution expenses over this amount will be borne by those who have incurred them without reimbursement by the Fund.

Under the Class II plan, the Fund also pays an additional 0.15% per year of Class II's average daily net assets, payable quarterly, as a servicing fee.

In addition to the payments that Distributors or others are entitled to under each plan, each plan also provides that to the extent the Fund, the investment manager or Distributors or other parties on behalf of the Fund, the investment manager or Distributors make payments that are deemed to be for the financing of any activity primarily intended to result in the sale of shares of the Fund within the context of Rule 12b-1 under the 1940 Act, then such payments shall be deemed to have been made pursuant to the plan. The terms and provisions of each plan relating to required reports, term, and approval are consistent with Rule 12b-1.

In no event shall the aggregate asset-based sales charges, which include payments made under each plan, plus any other payments deemed to be made pursuant to a plan, exceed the amount permitted to be paid under the rules of the NASD.

To the extent fees are for distribution or marketing functions, as distinguished from administrative servicing or agency transactions, certain banks will not be entitled to participate in the plans as a result of applicable federal law prohibiting certain banks from engaging in the distribution of mutual fund shares. These banking institutions, however, are permitted to receive fees under the plans for administrative servicing or for agency transactions. If you are a customer of a bank that is prohibited from providing these services, you would be permitted to remain a shareholder of the Fund, and alternate means for continuing the servicing would be sought. In this event, changes in the services provided might occur and you might no longer be able to avail yourself of any automatic investment or other services then being provided by the bank. It is not expected that you would suffer any adverse financial consequences as a result of any of these changes.

Each plan has been approved in accordance with the provisions of Rule 12b-1. The plans are renewable annually by a vote of the Board, including a majority vote of the Board members who are not interested persons of the Fund and who have no direct or indirect financial interest in the operation of the plans, cast in person at a meeting called for that purpose. It is also required that the selection and nomination of such Board members be done by the non-interested members of the Board. The plans and any related agreement may be terminated at any time, without penalty, by vote of a majority of the non-interested Board members on not more than 60 days' written notice, by Distributors on not more than 60 days' written notice, by any act that constitutes an assignment of the management agreement with the investment manager or by vote of a majority of the outstanding shares of the Fund or class. The plan for the Intermediate-Term Fund may also be terminated by any act that constitutes an assignment of the underwriting agreement with Distributors. Distributors or any dealer or other firm may also terminate their respective distribution or service agreement at any time upon written notice.

The plans and any related agreements may not be amended to increase materially the amount to be spent for distribution expenses without approval by a majority of the outstanding shares of the Fund or class, and all material amendments to the plans or any related agreements shall be approved by a vote of the non-interested members of the Board, cast in person at a meeting called for the purpose of voting on any such amendment.

Distributors is required to report in writing to the Board at least quarterly on the amounts and purpose of any payment made under the plans and any related agreements, as well as to furnish the Board with such other information as may reasonably be requested in order to enable the Board to make an informed determination of whether the plans should be continued.

For the fiscal year ended December 31, 1996, Distributors had eligible expenditures of $251,127 and $45,232 for advertising, printing, and payments to underwriters and broker-dealers pursuant to the Class I and Class II plans of the Insured Fund, respectively, of which the Fund paid Distributors $207,588 and $13,818 under the Class I and Class II plans.

For the fiscal year ended December 31, 1996, Distributors had eligible expenditures of $70,304 for advertising, printing, and payments to underwriters and broker-dealers pursuant to the plan for the Intermediate-Term Fund, of which the Fund paid Distributors $42,380.

HOW DOES THE FUND MEASURE PERFORMANCE?

Performance quotations are subject to SEC rules. These rules require the use of standardized performance quotations or, alternatively, that every non-standardized performance quotation furnished by the Fund be accompanied by certain standardized performance information computed as required by the SEC. Average annual total return and current yield quotations used by the Fund, and effective yield quotations used by the Money Fund, are based on the standardized methods of computing performance mandated by the SEC. If a Rule 12b-1 plan is adopted, performance figures reflect fees from the date of the plan's implementation. An explanation of these and other methods used by the Fund to compute or express performance follows. Regardless of the method used, past performance does not guarantee future results, and is an indication of the return to shareholders only for the limited historical period used.

INSURED FUND AND
INTERMEDIATE-TERM FUND


TOTAL RETURN


AVERAGE ANNUAL TOTAL RETURN. Average annual total return is determined by finding the average annual rates of return over one-year, five-year and from inception periods, or fractional portion thereof, that would equate an initial hypothetical $1,000 investment to its ending redeemable value. The calculation assumes the maximum front-end sales charge is deducted from the initial $1,000 purchase, and income dividends and capital gain distributions are reinvested at Net Asset Value. The quotation assumes the account was completely redeemed at the end of each one-year, five-year and from inception period and the deduction of all applicable charges and fees. If a change is made to the sales charge structure, historical performance information will be restated to reflect the maximum front-end sales charge currently in effect.

When considering the average annual total return quotations, you should keep in mind that the maximum front-end sales charge reflected in each quotation is a one time fee charged on all direct purchases, which will have its greatest impact during the early stages of your investment. This charge will affect actual performance less the longer you retain your investment in the Fund. The average annual total returns for the indicated periods ended December 31, 1996, were as follows:

                                         ONE-   FIVE-    FROM
                                         YEAR   YEAR   INCEPTION*

Insured Fund -
 Class I............................... -0.17%  6.32%   6.79%
Insured Fund -
 Class II..............................  1.81%   n/a    6.96%
Intermediate-Term
 Fund..................................  2.02%   n/a    5.21%

*The inception dates for the Insured Fund - Class I, Insured Fund - Class II and the Intermediate-Term Fund were May 1, 1991, May 1, 1995, and September 23, 1992, respectively.

These figures were calculated according to the SEC formula:

                P(1+T)n = ERV

where:

P = a hypothetical initial payment of $1,000

T = average annual total return

n = number of years

ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the one-year, five-year or from inception periods at the end of the one-year, five-year or from inception periods (or fractional portion thereof)

CUMULATIVE TOTAL RETURN. Like average annual total return, cumulative total return assumes the maximum front-end sales charge is deducted from the initial $1,000 purchase, and income dividends and capital gain distributions are reinvested at Net Asset Value. Cumulative total return, however, will be based on the actual return for a specified period rather than on the average return over one-year, five-year and from inception periods, or fractional portion thereof. The cumulative total returns for the indicated periods ended December 31, 1996, were as follows:

                                            ONE-    FIVE-    FROM
                                            YEAR    YEAR   INCEPTION*

Insured Fund -
 Class I................................... -0.17%  35.88%   45.17%
Insured Fund -
 Class II..................................  1.81%   n/a     11.89%
Intermediate-Term
 Fund......................................  2.02%   n/a     24.24%

*The inception dates for the Insured Fund - Class I, Insured Fund - Class II and the Intermediate-Term Fund were May 1, 1991, May 1, 1995, and September 23, 1992, respectively.

YIELD

CURRENT YIELD. Current yield shows the income per share earned by the Fund. It is calculated by dividing the net investment income per share earned during a 30-day base period by the applicable maximum Offering Price per share on the last day of the period and annualizing the result. Expenses accrued for the period include any fees charged to all shareholders during the base period. The yield for the 30-day period ended December 31, 1996, was as follows:

                                             YIELD

Insured Fund - Class I.....................  4.50%
Insured Fund - Class II ...................  4.08%
Intermediate-Term Fund ....................  4.79%

These figures were obtained using the following SEC formula:

Yield = 2 [(a-b + 1)6 - 1]
            cd

where:

a = interest earned during the period

b = expenses accrued for the period (net of reimbursements)

c = the average daily number of shares outstanding during the period that were entitled to receive dividends

d = the maximum Offering Price per share on the last day of the period

TAXABLE-EQUIVALENT YIELD. The Fund may also quote a taxable-equivalent yield that shows the before-tax yield that would have to be earned from a taxable investment to equal the yield for the Fund or class. Taxable-equivalent yield is computed by dividing the portion of the Fund's or class' yield that is tax-exempt by one minus the highest applicable combined federal, state and city income tax rate and adding the product to the portion of the Fund's or class' yield that is not tax-exempt, if any. The taxable-equivalent yield for the 30-day period ended December 31, 1996, was as follows:

                                       TAXABLE-EQUIVALENT YIELD

Insured Fund - Class I...........              8.43%

Insured Fund - Class II..........              7.64%

Intermediate-Term Fund...........              8.97%


CURRENT DISTRIBUTION RATE


Current yield and taxable-equivalent yield, which are calculated according to a formula prescribed by the SEC, are not indicative of the amounts which were or will be paid to shareholders. Amounts paid to shareholders are reflected in the quoted current distribution rate or taxable-equivalent distribution rate. The current distribution rate is usually computed by annualizing the dividends paid per share during a certain period and dividing that amount by the current maximum Offering Price. The current distribution rate differs from the current yield computation because it may include distributions to shareholders from sources other than interest, such as short-term capital gains and is calculated over a different period of time. The current distribution rate for the 30-day period ended December 31, 1996, was as follows:

                                              CURRENT
                                           DISTRIBUTION
                                              RATE

Insured Fund - Class I............            4.99%
Insured Fund - Class II...........            4.52%
Intermediate-Term Fund............            5.25%

A taxable-equivalent distribution rate shows the taxable distribution rate equivalent to the Fund's or class' current distribution rate. The advertised taxable-equivalent distribution rate will reflect the most current federal, state and city tax rates available to the Fund. The taxable-equivalent distribution rate for the 30-day period ended December 31, 1996, was as follows:

                                          TAXABLE-EQUIVALENT
                                          DISTRIBUTION RATE

Insured Fund - Class I............            9.34%
Insured Fund - Class II...........            8.46%
Intermediate-Term Fund............            9.83%


VOLATILITY


Occasionally statistics may be used to show the Fund's volatility or risk. Measures of volatility or risk are generally used to compare the Fund's Net Asset Value or performance to a market index. One measure of volatility is beta. Beta is the volatility of a fund relative to the total market, as represented by an index considered representative of the types of securities in which the fund invests. A beta of more than 1.00 indicates volatility greater than the market and a beta of less than 1.00 indicates volatility less than the market. Another measure of volatility or risk is standard deviation. Standard deviation is used to measure variability of Net Asset Value or total return around an average over a specified period of time. The idea is that greater volatility means greater risk undertaken in achieving performance.


OTHER PERFORMANCE QUOTATIONS


The Fund may also quote the performance of shares without a sales charge. Sales literature and advertising may quote a current distribution rate, yield, cumulative total return, average annual total return and other measures of performance as described elsewhere in this SAI with the substitution of Net Asset Value for the public Offering Price.

MONEY FUND

YIELD

CURRENT YIELD. Current yield shows the income per share earned by the Fund. It is calculated by determining the net change, excluding capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return. The result is then annualized by multiplying the base period return by (365/7). The Fund's current yield for the seven day period ended December 31, 1996, was 3.29%.

EFFECTIVE YIELD. The Fund's effective yield is calculated in the same manner as its current yield, except the annualization of the return for the seven day period reflects the results of compounding. The Fund's effective yield for the seven day period ended December 31, 1996, was 3.34%.

This figure was obtained using the following SEC formula:

Effective Yield = [(Base Period Return + 1)365/7]-1

TAXABLE-EQUIVALENT YIELDS. The Fund may also quote a taxable-equivalent yield and a taxable-equivalent effective yield that show the before-tax yield that would have to be earned from a taxable investment to equal the Fund's yield. These yields are computed by dividing the portion of the Fund's yield that is tax-exempt by one minus the highest applicable combined federal, state and city income tax rate and adding the product to the portion of the Fund's yield that is not tax-exempt, if any. The Fund's taxable-equivalent yield based on the Fund's current yield for the seven day period ended December 31, 1996, was 6.16%. The Fund's taxable-equivalent effective yield based on the Fund's effective yield for the seven day period ended December 31, 1996, was 6.25%.

ALL FUNDS

As of December 31, 1996, the combined federal, state and city income tax rate upon which the Fund's taxable-equivalent yield quotations are based was 46.6%. From time to time, as any changes to the rates become effective, taxable-equivalent yield quotations advertised by the Fund will be updated to reflect these changes. The Fund expects updates may be necessary as tax rates are changed by the federal, state and local governments. The advantage of tax-free investments, like the Fund, will be enhanced by any tax rate increases. Therefore, the details of specific tax increases may be used in sales material for the Fund.


COMPARISONS


To help you better evaluate how an investment in the Fund may satisfy your investment objective, advertisements and other materials about the Fund may discuss certain measures of performance as reported by various financial publications. Materials may also compare performance (as calculated above) to performance as reported by other investments, indices, and averages. These comparisons may include, but are not limited to, the following examples:


a) Merrill Lynch New York Municipal Bond Index - based upon yields from revenue and general obligation bonds weighted in accordance with their respective importance to the New York municipal market.


b) Salomon Brothers Broad Bond Index or its component indices - measures yield, price, and total return for Treasury, agency, corporate and mortgage bonds.

c) Lehman Brothers Aggregate Bond Index or its component indices - measures yield, price and total return for Treasury, agency, corporate, mortgage and Yankee bonds.

d) Lehman Brothers Municipal Bond Index or its component indices - measures yield, price and total return for the municipal bond market.

e) Bond Buyer 20-Bond Index - an index of municipal bond yields based upon yields of 20 general obligation bonds maturing in 20 years.

f) Bond Buyer 30-Bond Index - an index of municipal bond yields based upon yields of 20 revenue bonds maturing in 30 years.

g) Financial publications: The Wall Street Journal, Business Week, Changing Times, Financial World, Forbes, Fortune, and Money magazines - provide performance statistics over specified time periods.

h) Salomon Brothers Composite High Yield Index or its component indices - measures yield, price and total return for the Long-Term High-Yield Index, Intermediate-Term High-Yield Index, and Long-Term Utility High-Yield Index.

i) Historical data supplied by the research departments of First Boston Corporation, the J. P. Morgan companies, Salomon Brothers, Merrill Lynch, Lehman Brothers and Bloomberg, L.P.

j) Morningstar - information published by Morningstar, Inc., including Morningstar proprietary mutual fund ratings. The ratings reflect Morningstar's assessment of the historical risk-adjusted performance of a fund over specified time periods relative to other funds within its category.

k) Lipper - Mutual Fund Performance Analysis, Lipper - Fixed Income Fund Performance Analysis, and Lipper - Mutual Fund Yield Survey - measure total return and average current yield for the mutual fund industry and rank individual mutual fund performance over specified time periods, assuming reinvestment of all distributions, exclusive of any applicable sales charges.

l) IBC/Donoghue's Money Fund Report(R) - Industry averages for seven-day annualized and compounded yields of taxable, tax-free, and government money funds.

m) Bank Rate Monitor - A weekly publication that reports various bank investments such as CD rates, average savings account rates and average loan rates.

n) Salomon Brothers Bond Market Roundup - A weekly publication that reviews yield spread changes in the major sectors of the money, government agency, futures, options, mortgage, corporate, Yankee, Eurodollar, municipal, and preferred stock markets and summarizes changes in banking statistics and reserve aggregates.

o) Inflation as measured by the Consumer Price Index, published by the U.S. Bureau of Labor Statistics.

p) Standard & Poor's Bond Indices - measure yield and price of corporate, municipal, and government bonds.

q) CDA Mutual Fund Report, published by CDA Investment Technologies, Inc. analyzes price, current yield, risk, total return, and average rate of return (average annual compounded growth rate) over specified time periods for the mutual fund industry.

From time to time, advertisements or information for the Fund may include a discussion of certain attributes or benefits to be derived from an investment in the Fund. The advertisements or information may include symbols, headlines, or other material that highlights or summarizes the information discussed in more detail in the communication.

The Fund may include in its advertising or sales material information relating to investment objectives and performance results of funds belonging to the Franklin Templeton Group of Funds. Resources is the parent company of the advisors and underwriter of the Franklin Templeton Group of Funds.

Advertisements or sales material issued by the Fund may also discuss or be based upon information in a recent issue of the Special Report on Tax Freedom Day published by the Tax Foundation, a Washington, D.C. based nonprofit research and public education organization. The report illustrates, among other things, the annual amount of time the average taxpayer works to satisfy his or her tax obligations to the federal, state and local taxing authorities.

Advertisements or information may also compare the Fund's performance to the return on CDs or other investments. You should be aware, however, that an investment in the Fund involves the risk of fluctuation of principal value, a risk generally not present in an investment in a CD issued by a bank. For example, as the general level of interest rates rise, the value of the Fund's fixed-income investments, as well as the value of its shares that are based upon the value of such portfolio investments, can be expected to decrease. Conversely, when interest rates decrease, the value of the Fund's shares can be expected to increase. CDs are frequently insured by an agency of the U.S. government. An investment in the Fund is not insured by any federal, state or private entity.

In assessing comparisons of performance, you should keep in mind that the composition of the investments in the reported indices and averages is not identical to the Fund's portfolio, the indices and averages are generally unmanaged, and the items included in the calculations of the averages may not be identical to the formula used by the Fund to calculate its figures. In addition, there can be no assurance that the Fund will continue its performance as compared to these other averages.

MISCELLANEOUS INFORMATION

The Fund may help you achieve various investment goals such as accumulating money for retirement, saving for a down payment on a home, college costs and other long-term goals. The Franklin College Costs Planner may help you in determining how much money must be invested on a monthly basis in order to have a projected amount available in the future to fund a child's college education. (Projected college cost estimates are based upon current costs published by the College Board.) The Franklin Retirement Planning Guide leads you through the steps to start a retirement savings program. Of course, an investment in the Fund cannot guarantee that these goals will be met.

The Fund is a member of the Franklin Templeton Group of Funds, one of the largest mutual fund organizations in the U.S., and may be considered in a program for diversification of assets. Founded in 1947, Franklin, one of the oldest mutual fund organizations, has managed mutual funds for over 49 years and now services more than 2.7 million shareholder accounts. In 1992, Franklin, a leader in managing fixed-income mutual funds and an innovator in creating domestic equity funds, joined forces with Templeton Worldwide, Inc., a pioneer in international investing. Mutual Series Fund Inc., known for its value-driven approach to domestic equity investing, became part of the organization four years later. Together, the Franklin Templeton Group has over $188 billion in assets under management for more than 5.2 million U.S. based mutual fund shareholder and other accounts. The Franklin Templeton Group of Funds offers 122 U.S. based open-end investment companies to the public. The Fund may identify itself by its NASDAQ symbol or CUSIP number.

Franklin is a leader in the tax-free mutual fund industry and manages more than $44 billion in municipal bond assets for over three quarters of a million investors. Franklin's municipal research department is one of the largest in the industry. According to Research and Ratings Review, Franklin's municipal research team ranked number 2 out of 800 investment advisory firms surveyed by TMS Holdings, Inc. as of March 31, 1996.

Under current tax laws, municipal securities remain one of the few investments offering the potential for tax-free income. In 1997, taxes could cost as much as $46 on every $100 earned from a fully taxable investment (based on the maximum combined 39.6% federal tax rate and the highest state tax rate of 10.2% for 1997.) Franklin tax-free funds, however, offer tax relief through a professionally managed portfolio of tax-free securities selected based on their yield, quality and maturity. An investment in a Franklin tax-free fund can provide you with the potential to earn income free of federal taxes and, depending on the fund, state and local taxes as well, while supporting state and local public projects. Franklin tax-free funds may also provide tax-free compounding, when dividends are reinvested. An investment in Franklin's tax-free funds can grow more rapidly than similar taxable investments.

Municipal securities are generally considered to be creditworthy, second in quality only to securities issued or guaranteed by the U.S. government and its agencies. The market price of such securities, however, may fluctuate. This fluctuation will have a direct impact on the Net Asset Value of an investment in the Fund.

Currently, there are more mutual funds than there are stocks listed on the NYSE. While many of them have similar investment objectives, no two are exactly alike. Shares of the Fund are generally sold through Securities Dealers. Investment representatives of such Securities Dealers are experienced professionals who can offer advice on the type of investment suitable to your unique goals and needs, as well as the types of risks associated with such investment.

The Dalbar Surveys, Inc. broker-dealer survey has ranked Franklin number one in service quality for five of the past nine years.

From time to time, the number of Fund shares held in the "street name" accounts of various Securities Dealers for the benefit of their clients or in centralized securities depositories may exceed 5% of the total shares outstanding. To the best knowledge of the Fund, no other person holds beneficially or of record more than 5% of the outstanding shares of any class.

As a shareholder of a Massachusetts business trust, you could, under certain circumstances, be held personally liable as a partner for its obligations. The Fund's Agreement and Declaration of Trust, however, contains an express disclaimer of shareholder liability for acts or obligations of the Fund. The Declaration of Trust also provides for indemnification and reimbursement of expenses out of the Fund's assets if you are held personally liable for obligations of the Fund. The Declaration of Trust provides that the Fund shall, upon request, assume the defense of any claim made against you for any act or obligation of the Fund and satisfy any judgment thereon. All such rights are limited to the assets of the Fund. The Declaration of Trust further provides that the Fund may maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Fund, its shareholders, trustees, officers, employees and agents to cover possible tort and other liabilities. Furthermore, the activities of the Fund as an investment company, as distinguished from an operating company, would not likely give rise to liabilities in excess of the Fund's total assets. Thus, the risk of you incurring financial loss on account of shareholder liability is limited to the unlikely circumstances in which both inadequate insurance exists and the Fund itself is unable to meet its obligations.

In the event of disputes involving multiple claims of ownership or authority to control your account, the Fund has the right (but has no obligation) to: (a) freeze the account and require the written agreement of all persons deemed by the Fund to have a potential property interest in the account, before executing instructions regarding the account; (b) interplead disputed funds or accounts with a court of competent jurisdiction; or (c) surrender ownership of all or a portion of the account to the IRS in response to a Notice of Levy.

SUMMARY OF CODE OF ETHICS. Employees of the Franklin Templeton Group who are access persons under the 1940 Act are permitted to engage in personal securities transactions subject to the following general restrictions and procedures: (i) the trade must receive advance clearance from a compliance officer and must be completed within 24 hours after clearance; (ii) copies of all brokerage confirmations must be sent to a compliance officer and, within 10 days after the end of each calendar quarter, a report of all securities transactions must be provided to the compliance officer; and (iii) access persons involved in preparing and making investment decisions must, in addition to (i) and (ii) above, file annual reports of their securities holdings each January and inform the compliance officer (or other designated personnel) if they own a security that is being considered for a fund or other client transaction or if they are recommending a security in which they have an ownership interest for purchase or sale by a fund or other client.


FINANCIAL STATEMENTS


The audited financial statements contained in the Annual Report to Shareholders of the Trust, for the fiscal year ended December 31, 1996, including the auditors' report, are incorporated herein by reference.

USEFUL TERMS AND DEFINITIONS

1940 ACT - Investment Company Act of 1940, as amended

ADVISERS - Franklin Advisers, Inc., the investment manager of the Insured Fund and the Money Fund

BOARD - The Board of Trustees of the Trust

CD - Certificate of deposit

CLASS I AND CLASS II - The Insured Fund offers two classes of shares, designated "Class I" and "Class II." The two classes have proportionate interests in the Fund's portfolio. They differ, however, primarily in their sales charge structures and Rule 12b-1 plans. Shares of the Intermediate-Term Fund and the Money Fund are considered Class I shares for redemption, exchange and other purposes.

CODE - Internal Revenue Code of 1986, as amended

DISTRIBUTORS - Franklin/Templeton Distributors, Inc., the Fund's principal underwriter

FITCH - Fitch Investors Service, Inc.

FRANKLIN TEMPLETON FUNDS - The U.S. registered mutual funds in the Franklin Group of Funds(R) and the Templeton Group of Funds except Franklin Valuemark Funds, Franklin Government Securities Trust, Templeton Capital Accumulator Fund, Inc., Templeton Variable Annuity Fund, and Templeton Variable Products Series Fund

FRANKLIN TEMPLETON GROUP - Franklin Resources, Inc., a publicly owned holding company, and its various subsidiaries

FRANKLIN TEMPLETON GROUP OF FUNDs - All U.S. registered investment companies in the Franklin Group of Funds(R) and the Templeton Group of Funds

FT SERVICES - Franklin Templeton Services, Inc., the Fund's administrator

INVESTMENT ADVISORY - Franklin Investment Advisory Services, Inc., the Intermediate-Term Fund's investment manager

INVESTOR SERVICES - Franklin/Templeton Investor Services, Inc., the Fund's shareholder servicing and transfer agent

IRS - Internal Revenue Service

LETTER - Letter of Intent

MOODY'S - Moody's Investors Service, Inc.

NASD - National Association of Securities Dealers, Inc.

NET ASSET VALUE (NAV) - The value of a mutual fund is determined by deducting the fund's liabilities from the total assets of the portfolio. The net asset value per share is determined by dividing the net asset value of the fund by the number of shares outstanding.

NEW YORK MUNICIPAL SECURITIES - Municipal securities issued by or on behalf of New York State, its local governments, municipalities, authorities, agencies and political subdivisions

NYSE - New York Stock Exchange

OFFERING PRICE - The public offering price is based on the Net Asset Value per share and includes the front-end sales charge. The maximum front-end sales charge is 2.25% for the Intermediate-Term Fund, 4.25% for the Insured Fund - Class I and 1% for the Insured Fund - Class II.

Prospectus - The prospectus for the Fund dated May 1, 1997, as may be amended from time to time

RESOURCES - Franklin Resources, Inc.

SAI - Statement of Additional Information

S&P - Standard & Poor's Corporation

SEC - U.S. Securities and Exchange Commission

SECURITIES DEALER - A financial institution that, either directly or through affiliates, has an agreement with Distributors to handle customer orders and accounts with the Fund. This reference is for convenience only and does not indicate a legal conclusion of capacity.

U.S. - United States

WE/OUR/US - Unless a different meaning is indicated by the context, these terms refer to the Fund and/or Investor Services, Distributors, or other wholly owned subsidiaries of Resources.

APPENDIX

DESCRIPTION OF RATINGS

MUNICIPAL BOND RATINGS

MOODY'S

AAA: Municipal bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.


AA: Municipal bonds rated Aa are judged to be high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large, fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger.

A: Municipal bonds rated A possess many favorable investment attributes and are considered upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

BAA: Municipal bonds rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

BA: Municipal bonds rated Ba are judged to have predominantly speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and, thereby, not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Municipal bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA: Municipal bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.



CON. (-): Municipal bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon the completion of construction or the elimination of the basis of the condition.


S&P

AAA: Municipal bonds rated AAA are the highest-grade obligations. They possess the ultimate degree of protection as to principal and interest. In the market, they move with interest rates and, hence, provide the maximum safety on all counts.

AA: Municipal bonds rated AA also qualify as high-grade obligations, and in the majority of instances differ from AAA issues only in a small degree. Here, too, prices move with the long-term money market.

A: Municipal bonds rated A are regarded as upper medium-grade. They have considerable investment strength but are not entirely free from adverse effects of changes in economic and trade conditions. Interest and principal are regarded as safe. They predominantly reflect money rates in their market behavior but also, to some extent, economic conditions.

BBB: Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.


BB, B, CCC, CC: Bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.


Note: The S&P ratings may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

Fitch

AAA: Municipal bonds rated AAA are considered to be of investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal which is unlikely to be affected by reasonably foreseeable events.


AA: Municipal bonds rated AA are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong although not quite as strong as bonds rated AAA and not significantly vulnerable to foreseeable future developments.

A: Municipal bonds rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB: Municipal bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have an adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB: Municipal bonds rated BB are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B: Municipal bonds rated B are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC: Municipal bonds rated CCC have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

Plus (+) or minus (-) signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus or minus are not used for the AAA and the DDD, DD or D categories.


MUNICIPAL NOTE RATINGS


MOODY'S

Moody's ratings for state, municipal and other short-term obligations will be designated Moody's Investment Grade ("MIG"). This distinction is in recognition of the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower are uppermost in importance in short-term borrowing; factors of the first importance in long-term borrowing risk are of lesser importance in the short run. Symbols used will be as follows:


MIG 1: Notes are of the best quality enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both.

MIG 2: Notes are of high quality, with margins of protection ample, although not so large as in the preceding group.

MIG 3: Notes are of favorable quality, with all security elements accounted for, but lacking the undeniable strength of the preceding grades. Market access for refinancing, in particular, is likely to be less well established.

MIG 4: Notes are of adequate quality, carrying specific risk but having protection and not distinctly or predominantly speculative.

S&P

Until June 29, 1984, S&P used the same rating symbols for notes and bonds. After June 29, 1984, for new municipal note issues due in three years or less, the ratings below will usually be assigned. Notes maturing beyond three years will most likely receive a bond rating of the type recited above.


SP-1: Issues carrying this designation have a very strong or strong capacity to pay principal and interest. Issues determined to possess overwhelming safety characteristics will be given a "plus" (+) designation.


SP-2: Issues carrying this designation have a satisfactory capacity to pay principal and interest.


COMMERCIAL PAPER RATINGS

MOODY'S

Moody's commercial paper ratings, which are also applicable to municipal paper investments permitted to be made by the Fund, are opinions of the ability of issuers to repay punctually their promissory obligations not having an original maturity in excess of nine months. Moody's employs the following designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:


P-1 (PRIME-1): Superior capacity for repayment.

P-2 (PRIME-2): Strong capacity for repayment.

S&P


S&P's ratings are a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. Issues within the "A" category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety, as follows:

A-1: This designation indicates the degree of safety regarding timely payment is very strong. A "plus" (+) designation indicates an even stronger likelihood of timely payment.


A-2: Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as overwhelming as for issues designated A-1.

A-3: Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.


FITCH

Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes. The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.


F-1+: Exceptionally strong credit quality. Regarded as having the strongest degree of assurance for timely payment.

F-1: Very strong credit quality. Reflect on assurance of timely payment only slightly less in degree than issues rated F-1+.

F-2: Good credit quality. A satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

F-3: Fair credit quality. Have characteristics suggesting that the degree of assurance for timely payment is adequate; however, near-term adverse changes could cause these securities to be rated below investment grade.

F-5: Weak credit quality. Have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

D: Default. Actual or imminent payment default.

LOC: The symbol LOC indicates that the rating is based on a letter of credit issued by a commercial bank.



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                        FRANKLIN NEW YORK TAX-FREE TRUST
                                File Nos. 33-7785
                                    811-4787

                                    FORM N-1A

                                     PART C
                                OTHER INFORMATION

ITEM 24   FINANCIAL STATEMENTS AND EXHIBITS

a) Financial Statements incorporated herein by reference to the Registrant's Annual Report to Shareholders dated December 31, 1996 as filed with the SEC electronically on form type N-30D on March 7, 1997.

      (i)   Report of Independent Auditors

      (ii) Statement of Investments in Securities and Net Assets - December 31, 1996

      (iii) Statements of Assets and Liabilities - December 31, 1996

      (iv)  Statements of Operations - for the year ended December 31, 1996

      (v) Statements of Changes in Net Assets - for the years ended December 31, 1996 and 1995.

      (vi)  Notes to Financial Statements

b)  Exhibits:

The following exhibits are incorporated by reference, except for exhibits 5(v), 11(i), 27(i), 27(ii), 27(iii) and 27(iv) which are filed herewith.

(1)   copies of the charter as now in effect;

      (i)   Agreement and Declaration of Trust dated July 17, 1986
            Filing: Post-Effective Amendment No. 13 to Registration Statement on Form N-1A
            File No. 33-7785
            Filing Date: April 25, 1995

      (ii) Amendment to the Agreement and Declaration of Trust dated January 22, 1991.
            Filing: Post-Effective Amendment No. 13 to Registration Statement on Form N-1A
            File No. 33-7785
            Filing Date: April 25, 1995

      (iii) Certificate of Amendment of Agreement and Declaration of Trust dated March 21, 1995
            Filing: Post-Effective Amendment No. 13 to Registration Statement on Form N-1A
            File No. 33-7785
            Filing Date: April 25, 1995

(2)   copies of the existing By-Laws or instruments corresponding thereto;

      (i)   By-Laws
            Filing: Post-Effective Amendment No. 13 to Registration Statement on Form N-1A
            File No. 33-7785
            Filing Date: April 25, 1995

(3) copies of any voting trust agreement with respect to more than five percent of any class of equity securities of the Registrant;

            Not Applicable

(4) specimens or copies of each security issued by the Registrant, including copies of all constituent instruments, defining the rights of the holders of such securities, and copies of each security being registered;

            Not Applicable

(5) copies of all investment advisory contracts relating to the management of the assets of the Registrant;

      (i) Management Agreement between Registrant on behalf of the Franklin New York Tax-Exempt Money Fund and Franklin Advisers, Inc. dated October 10, 1986
            Filing: Post-Effective Amendment No. 13 to Registration Statement on Form N-1A
            File No. 33-7785
            Filing Date: April 25, 1995

      (ii) Management Agreement between Registrant on behalf of the Franklin New York Insured Tax-Free Income Fund and Franklin Advisers, Inc. dated April 23, 1991
            Filing: Post-Effective Amendment No. 13 to Registration Statement on Form N-1A
            File No. 33-7785
            Filing Date: April 25, 1995

      (iii) Amendment dated August 1, 1995 to the Management Agreement between Franklin New York Tax-Free Trust on behalf of Franklin New York Tax-Exempt Money Fund and Franklin Advisers, Inc., dated October 10, 1986
            Filing: Post-Effective Amendment No. 14 to Registration Statement on Form N-1A
            File No. 33-7785
            Filing Date: August 28, 1996

      (iv) Amendment dated August 1, 1995 to the Management Agreement between Franklin New York Tax-Free Trust on behalf of Franklin New York Insured Tax-Free Income Fund and Franklin Advisers, Inc., dated April 23, 1991
            Filing: Post-Effective Amendment No. 14 to Registration Statement on Form N-1A
            File No. 33-7785
            Filing Date: August 28, 1996

      (v) Management Agreement between Registrant on behalf of Franklin Intermediate-Term Tax-Free Income Fund and Franklin Investment Advisory Services, Inc., dated October 1, 1996

(6) copies of each underwriting or distribution contract between the Registrant and a principal underwriter, and specimens or copies of all agreements between principal underwriters and dealers;

       (i) Amended and Restated Distribution Agreement between Registrant on behalf of all Series except Franklin New York Tax-Exempt Money Fund and Franklin/Templeton Distributors, Inc. dated May 16, 1995
            Registrant: Franklin New York Tax-Free Trust
            Filing: Post-Effective Amendment No. 13 to Registration Statement on Form N-1A
            File No. 33-7785
            Filing Date: March 1, 1996

      (ii) Amended and Restated Distribution Agreement between Registrant on behalf of the Franklin New York Tax-Exempt Money Fund and Franklin/Templeton Distributors, Inc. dated March 29, 1995
            Registrant: Franklin New York Tax-Free Trust
            Filing: Post-Effective Amendment No. 13 to Registration Statement on Form N-1A
            File No. 33-7785
            Filing Date: March 1, 1996

      (iii) Forms of Dealer Agreements between Franklin/Templeton Distributors, Inc., and Securities Dealers:
            Registrant: Franklin Tax-Free Trust
            Filing: Post-Effective Amendment No. 22 to
            Registration on Form N-1A
            File No. 2-94222
            Filing Date: March 14, 1996

(7) copies of all bonus, profit sharing, pension or other similar contracts or arrangements wholly or partly for the benefit of directors or officers of the Registrant in their capacity as such; any such plan that is not set forth in a formal document, furnish a reasonably detailed description thereof;

            Not Applicable

(8) copies of all custodian agreements and depository contracts under Section 17(f) of the 1940 Act, with respect to securities and similar investments of the Registrant, including the schedule of remuneration;

      (i) Custodian Agreement dated April 23, 1991 between Registrant and Bank of America NT & SA
            Filing: Post-Effective Amendment No. 13 to Registration Statement on Form N-1A
            File No. 33-7785
            Filing Date: April 25, 1995

      (ii)  Copy of Custodian Agreements between Registrant and Citibank
            Delaware:
            1.  Citicash Management ACH Customer Agreement
            2.  Citibank Cash Management Services Master Agreement
            3.  Short Form Bank Agreement - Deposits and Disbursements of Funds:
            Registrant: Franklin Premier Return Fund
            Filing: Post-Effective Amendment No. 55 to Registration Statement on Form N-1A
            File No. 2-12647
            Filing Date: March 1, 1996

     (iii) Master Custody Agreement between Registrant and Bank of New York dated February 16, 1996
            Registrant: Franklin New York Tax-Free Trust
            Filing: Post-Effective Amendment No. 13 to Registration Statement on Form N-1A
            File No. 33-7785
            Filing Date: March 1, 1996

      (iv) Terminal Link Agreement between Registrant and Bank of New York dated February 16, 1996
            Registrant: Franklin New York Tax-Free Trust
            Filing: Post-Effective Amendment No. 13 to Registration Statement on Form N-1A
            File No. 33-7785
            Filing Date: March 1, 1996

(9) copies of all other material contracts not made in the ordinary course of business which are to be performed in whole or in part at or after the date of filing the Registration Statement;

            Not Applicable

(10) an opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid and nonassessable;

            Not Applicable

(11) copies of any other opinions, appraisals or rulings and consents to the use thereof relied on in the preparation of this registration statement and required by Section 7 of the 1933 Act;

      (i)   Consent of Independent Auditors dated April 28, 1997

(12)  all financial statements omitted from Item 23;

            Not Applicable

(13) copies of any agreements or understandings made in consideration for providing the initial capital between or among the Registrant, the underwriter, adviser, promoter or initial stockholders and written assurances from promoters or initial stockholders that their purchases were made for investment purposes without any present intention of redeeming or reselling;

            Not Applicable

(14) copies of the model plan used in the establishment of any retirement plan in conjunction with which Registrant offers its securities, any instructions thereto and any other documents making up the model plan. Such form(s) should disclose the costs and fees charged in connection therewith;

            Not Applicable

(15) copies of any plan entered into by Registrant pursuant to Rule 12b-1 under the 1940 Act, which describes all material aspects of the financing of distribution of Registrant's shares, and any agreements with any person relating to implementation of such plan.

      (i) Distribution Plan pursuant to Rule 12b-1 between Registrant on behalf of Franklin New York Insured Tax-Free Income Fund and
            Franklin/Templeton Distributors, Inc. dated May 1, 1994.
            Filing: Post-Effective Amendment No. 13 to Registration Statement on Form N-1A
            File No. 33-7785
            Filing Date: April 25, 1995


      (ii) Amended and Restated Distribution Plan pursuant to Rule 12b-1 between Registrant on behalf of Franklin New York Intermediate-Term Tax-Free Income Fund and Franklin/Templeton Distributors Inc. dated July 1,1993.
            Filing: Post-Effective Amendment No. 13 to Registration Statement on Form N-1A
            File No. 33-7785
            Filing Date: April 25, 1995

      (iii) Distribution Plan pursuant to Rule 12b-1 between Franklin/Templeton Distributors, Inc., and Registrant on behalf of Franklin New York Insured Tax-Free Income Fund - Class II dated March 30, 1995
            Filing: Post-Effective Amendment No. 14 to Registration Statement on Form N-1A
            File No. 33-7785
            Filing Date: August 28, 1996

 (16) schedule for computation of each performance quotation provided in the registration statement in response to Item 22 (which need not be audited).

      (i)   Schedule for computation of Performance Quotation
            Filing: Post-Effective Amendment No. 13 to Registration Statement on Form N-1A
            File No. 33-7785
            Filing Date: April 25, 1995

 (17) Power of Attorney

      (i)   Power of Attorney dated February 16, 1995
            Filing: Post-Effective Amendment No. 13 to Registration Statement on Form N-1A
            File No. 33-7785
            Filing Date: April 25, 1995

      (ii)  Certificate of Secretary dated February 16, 1995
            Filing: Post-Effective Amendment No. 13 to Registration Statement on Form N-1A
            File No. 33-7785
            Filing Date: April 25, 1995

  (18) Copies of any plan entered into by registrant pursuant to   Rule 18f-3
       under the 1940 Act

       (i)  Multiple Class Plan dated October 19, 1995
            Filing: Post-Effective Amendment No. 14 to Registration Statement on Form N-1A
            File No. 33-7785
            Filing Date: August 28, 1996

 (27)  Financial Data Schedule

       (i)  Financial Data Schedule for Franklin New York Tax-Exempt
            Money Fund

       (ii) Financial Data Schedule for Franklin New York Insured Tax-Free Income Fund - Class I

       (iii)Financial Data Schedule for Franklin New York Insured Tax-Free Income Fund - Class II

       (iv) Financial Data Schedule for Franklin New York
            Intermediate-Term Tax-Free Income Fund

 ITEM 25  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

             None

 ITEM 26  NUMBER OF HOLDERS OF SECURITIES

 As of January 31, 1997 the number of record holders of each class of securities of the Registrant was as follows:
                                                    Number of
    TITLE OF CLASS                                  RECORD HOLDERS
                                                    Class I            Class II

    Shares of Beneficial
    Interest of Franklin New York Insured
    Tax-Free Income Fund                            4,940               156

    Shares of Beneficial
    Interest of Franklin New York Tax-Exempt Money
    Fund                                            3,572               N/A

    Shares of Beneficial
    Interest of Franklin New York
    Intermediate-Term Tax-Free Income Fund          1,080               N/A

 ITEM 27  INDEMNIFICATION

 Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court or appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 28  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

a)   Franklin Advisers, Inc. and Franklin Investment Advisory Services, Inc.

The officers and directors of the Registrant's manager also serve as officers and/or directors for (1) the manager's corporate parent, Franklin Resources, Inc., and/or (2) other investment companies in the Franklin Templeton Group of Funds(R). In addition, Mr. Charles B. Johnson is a director of General Host Corporation. For additional information please see Part B and Schedules A and D of Form ADV of Franklin Advisers, Inc. (SEC File 801-26292) and Franklin Investment Advisory Services, Inc. (SEC File 801-52152), incorporated herein by reference, which sets forth the officers and directors of Franklin Advisers, Inc. and Franklin Investment Advisory Services, Inc. and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

ITEM 29 PRINCIPAL UNDERWRITERS

a) Franklin/Templeton Distributors, Inc., ("Distributors") also acts as principal underwriter of shares of:

Franklin Asset Allocation Fund
Franklin California Tax-Free Income Fund, Inc.
Franklin California Tax-Free Trust
Franklin Custodian Funds, Inc.
Franklin Equity Fund
Franklin Federal Money Fund
Franklin Federal Tax-Free Income Fund
Franklin Gold Fund Franklin High Income Trust
Franklin Investors Securities Trust
Franklin Managed Trust
Franklin Money Fund
Franklin Mutual Series Fund Inc.
Franklin Municipal Securities Trust
Franklin New York Tax-Free Income Fund
Franklin Real Estate Securities Trust
Franklin Strategic Mortgage Portfolio
Franklin Strategic Series
Franklin Tax-Advantaged High Yield Securities Fund
Franklin Tax-Advantaged International Bond Fund
Franklin Tax-Advantaged U.S. Government Securities Fund
Franklin Tax-Exempt Money Fund
Franklin Tax-Free Trust
Franklin Templeton Fund Allocator Series
Franklin Templeton Global Trust
Franklin Templeton International Trust
Franklin Templeton Money Fund Trust
Franklin Value InvestorsTrust
Institutional Fiduciary Trust

Franklin Templeton Japan Fund
Templeton American Trust, Inc.
Templeton Capital Accumulator Fund, Inc.
Templeton Developing Markets Trust
Templeton Funds, Inc.
Templeton Global Investment Trust
Templeton Global Opportunities Trust
Templeton Global Real Estate Fund
Templeton Global Smaller Companies Fund, Inc.
Templeton Growth Fund, Inc.
Templeton Income Trust
Templeton Institutional Funds, Inc.
Templeton Variable Products Series Fund

b) The information required by this Item 29 with respect to each director and officer of Distributors is incorporated by reference to Part B of this N-1A and Schedule A of Form BD filed by Distributors with the Securities and Exchange Commission pursuant to the Securities Act of 1934 (SEC File No. 8-5889).

c) Not Applicable. Registrant's principal underwriter is an affiliated person of an affiliated person of the Registrant.

ITEM 30  LOCATION OF ACCOUNTS AND RECORDS

The accounts, books or other documents required to be maintained by Section 31
(a) of the Investment Company Act of 1940 are kept by the Trust or its shareholder services agent, Franklin/Templeton Investor Services, Inc., both of whose address is 777 Mariners Island Blvd., San Mateo, CA 94404.

ITEM 31  MANAGEMENT SERVICES

There are no management-related service contracts not discussed in Part A or Part B.

ITEM 32  UNDERTAKINGS

a) The Registrant hereby undertakes to comply with the information requirement in Item 5A of the Form N-1A by including the required information in the Trust's annual report and to furnish each person to whom a prospectus is delivered a copy of the annual report upon request and without charge.



                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of San Mateo and the State of California, on the 28 day of April 1997.

                                    FRANKLIN NEW YORK TAX-FREE TRUST
                                    (Registrant)

                                    By: RUPERT H. JOHNSON, JR.*
                                        Rupert H. Johnson, Jr.
                                        President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:


RUPERT H. JOHNSON, JR.*                    Principal Executive Officer and
Rupert H. Johnson, Jr.                     Trustee
                                           Dated: April 28, 1997

FRANK H. ABBOTT, III*                      Trustee
Frank H. Abbott, III                       Dated: April 28, 1997

HARRIS J. ASHTON*                          Trustee
Harris J. Ashton                           Dated: April 28, 1997

S. JOSEPH FORTUNATO*                       Trustee
S. Joseph Fortunato                        Dated: April 28, 1997

DAVID W. GARBELLANO*                       Trustee
David W. Garbellano                        Dated: April 28, 1997

CHARLES B. JOHNSON*                        Trustee
Charles B. Johnson                         Dated: April 28, 1997

FRANK W.T. LAHAYE*                         Trustee
Frank W.T. LaHaye                          Dated: April 28x, 1997

WILLIAM J. LIPPMAN*                        Trustee
William J. Lippman                         Dated: April 28, 1997

GORDON S. MACKLIN*                         Trustee
Gordon S. Macklin                          Dated: April 28, 1997

MARTIN L. FLANAGAN*                        Principal Financial Officer
Martin L. Flanagan                         Dated: April 28, 1997

DIOMEDES LOO-TAM*                          Principal Accounting Officer
Diomedes Loo-Tam                           Dated: April 28, 1997


*By /S/ LARRY L. GREENE
    Larry L. Greene, Attorney-in-Fact
    (Pursuant to a Power of Attorney previously filed)



                        FRANKLIN NEW YORK TAX-FREE TRUST
                             REGISTRATION STATEMENT
                                 EXHIBITS INDEX

EXHIBIT NO. DESCRIPTION                               LOCATION

EX-99.B1(i)        Agreement and Declaration of Trust dated      *
                   July 17, 1986

EX-99.B1(ii)       Amendment to the Agreement and Declaration    *
                   of Trust dated January 22, 1991

EX-99.B1(iii)      Certificate of Amendment of Agreement and     *
                   Declaration of Trust dated March 21, 1995


EX-99.B2(i)        By-Laws                                       *


EX-99.B5(i)        Management Agreement between Registrant on    *
                   behalf of the Franklin New York Tax-Exempt
                   Money Fund and Franklin Advisers, Inc.,
                   dated October 10, 1986

EX-99.B5(ii)       Management Agreement between Registrant on    *
                   behalf of the Franklin New York Insured
                   Tax-Free Income Fund and Franklin Advisers,
                   Inc., dated April 23, 1991

EX-99.B5(iii)      Amendment dated August 1, 1995 to the         *
                   Management Agreement between Franklin
                   New York Tax-Free Trust on behalf of
                   Franklin New York Tax-Exempt Money Fund
                   and Franklin Advisers, Inc., dated
                   October 10, 1986

EX-99.B5(iv)       Amendment dated August 1, 1995 to the         *
                   Management Agreement between Franklin
                   New York Tax-Free Trust on behalf of
                   Franklin New York Insured Tax-Free Income
                   Fund and Franklin Advisers, Inc., dated
                   April 23, 1991

EX-99.B5(v)        Management Agreement between Registrant on    Attached
                   behalf of Franklin Intermediate-Term
                   Tax-Free Income Fund and Franklin Investment
                   Advisory Services, Inc., dated October 1,
                   1996

EX-99.B6(i)        Amended and Restated Distribution Agreement   *
                   between Registrant on behalf of all Series except Franklin New York Tax-Exempt Money
                   Fund and Franklin/Templeton Distributors,
                   Inc., dated May 16, 1995

EX-99.B6(ii)       Amended and Restated Distribution Agreement   *
                   between Registrant on behalf of the Franklin
                   New York Tax-Exempt Money Fund and
                   Franklin/Templeton Distributors, Inc., dated
                   March 29, 1995

EX-99.B6(iii)      Forms of Dealer Agreements between            *
                   Franklin/Templeton Distributors, Inc., and
                   Securities Dealers

EX-99.B8(i)        Custodian Agreement dated April 23, 1991      *
                   between Registrant and Bank of America NT&SA

EX-99.B8(ii)       Copy of Custodian Agreements between          *
                   Registrant and Citibank Delaware

EX-99.B8(iii)      Master Custody Agreement between Registrant   *
                   and Bank of New York dated February 16, 1996

EX-99.B8(iv)       Terminal Link Agreement between Registrant    *
                   and Bank of New York dated February 16, 1996

EX-99.B11(i)       Consent of Independent Auditors dated April   Attached
                   28, 1997

EX-99.B15(i)       Distribution Plan pursuant to Rule 12b-1      *
                   between Registrant on behalf of Franklin New
                   York Insured Tax-Free Income Fund and
                   Franklin/Templeton Distributors, Inc., dated
                   May 1, 1994

EX-99.B15(ii)      Amended and Restated Distribution Plan        *
                   pursuant to Rule 12b-1 between Registrant on behalf of Franklin New York
                   Intermediate-Term Tax-Free Income Fund and
                   Franklin/Templeton Distributors, Inc., dated
                   July 1, 1993

EX-99.B15(iii)     Distribution Plan pursuant to Rule 12b-1      *
                   between Franklin/Templeton Distributors,
                   Inc., and Registrant on behalf of Franklin
                   New York Insured Tax-Free Income Fund
                   Class II dated March 30, 1995

EX-99.B16(i)       Schedule for computation of Performance       *
                   Quotation

EX-99.B17(i)       Power of Attorney dated February 16, 1995     *

EX-99.B17(ii)      Certificate of Secretary dated February 16,   *
                   1995

EX-99.B18(i)       Multiple Class Plan dated October 19, 1995    *

EX-99.B27(i)       Financial Data Schedule for Franklin New      Attached
                   York Tax-Exempt Money Fund

EX-99.B27(ii)      Financial Data Schedule for Franklin New      Attached
                   York Insured Tax-Free Income Fund - Class I

EX-99.B27(iii)     Financial Data Schedule for Franklin New      Attached
                   York Insured Tax-Free Income Fund - Class II

EX-99.B27(iv)      Financial Data Schedule for Franklin New      Attached
                   York Intermediate-Term Tax-Free Income Fund

*Incorporated by reference